UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02444
The Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class A
| ABNDX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypo
t
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.59% *
*Annualized.
Key fund
stati
stics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio hol
din
gs by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class C
| BFACX
for the six months ended June 30, 2025
This semi-annual shareholder report contains im
p
ortant information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class T
| TBFFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, fina
n
cial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-1
| BFAFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by
ass
et type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-2
| ABNFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (pe
rcen
t of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, fina nc
ial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-3
| BFFAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 12	0.23% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of ad
di
tional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-A
| CFAAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional infor
mati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-C
| CFACX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (
percent
of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of ad
dit
ional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-E
| CFAEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the
las
t six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.82% *
*Annualized.
Key fu
n
d statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-T
| TFBFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this info
rm
ation by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-1
| CFAFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypo
th
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-2
| FFBOX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-3
| FBOFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 14	0.28% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-1
| RBFAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 67	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. MFR1SRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2
| RBFBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 67	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2E
| RBEBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be
effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-3
| RBFCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 45	0.88% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-4
| RBFEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 29	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5E
| RBFHX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5
| RBFFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 14	0.28% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or
your
financial intermediary.
Lit. No. MFR5SRX-008-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-6
| RBFGX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 12	0.23% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR6SRX-008-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. MFGEFP2-008-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 96.76%	Principal amount (000)	Value (000)
Mortgage-backed obligations 32.60%
Federal agency mortgage-backed obligations 27.59%
Fannie Mae Pool #303591 6.50% 11/1/2025 (a)	USD— (b)	$— (b)
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	1	1
Fannie Mae Pool #AL1237 6.50% 2/1/2026 (a)	— (b)	— (b)
Fannie Mae Pool #256449 6.50% 10/1/2026 (a)	4	4
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (a)	1	1
Fannie Mae Pool #256821 6.50% 7/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #256856 6.50% 8/1/2027 (a)	12	12
Fannie Mae Pool #MA3131 3.00% 9/1/2027 (a)	13	13
Fannie Mae Pool #256886 6.50% 9/1/2027 (a)	8	8
Fannie Mae Pool #995401 6.50% 10/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #257145 6.50% 3/1/2028 (a)	3	4
Fannie Mae Pool #251752 6.50% 6/1/2028 (a)	— (b)	— (b)
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #496029 6.50% 1/1/2029 (a)	— (b)	— (b)
Fannie Mae Pool #FS2493 6.00% 9/1/2029 (a)	579	588
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	131	129
Fannie Mae Pool #AL9668 3.00% 10/1/2030 (a)	2	2
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	182	179
Fannie Mae Pool #AL6344 5.00% 2/1/2031 (a)	82	82
Fannie Mae Pool #FM9892 5.00% 9/1/2031 (a)	12	12
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	221	213
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	3	3
Fannie Mae Pool #MA3518 4.00% 11/1/2033 (a)	8	8
Fannie Mae Pool #BO1359 2.50% 8/1/2034 (a)	1,024	973
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	12,219	11,536
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	20	20
Fannie Mae Pool #745140 5.00% 11/1/2035 (a)	117	118
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	996	985
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	195	193
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,285	1,271
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	727	718
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	2,813	2,628
Fannie Mae Pool #AS8355 3.00% 11/1/2036 (a)	5,323	5,045
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (a)	645	611
Fannie Mae Pool #MA2866 3.00% 1/1/2037 (a)	6,355	6,025
Fannie Mae Pool #MA2897 3.00% 2/1/2037 (a)	11,190	10,622
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	1	2
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (a)	2,688	2,511
Fannie Mae Pool #FS0783 2.50% 3/1/2037 (a)	810	757
Fannie Mae Pool #MA4568 2.50% 3/1/2037 (a)	363	339
Fannie Mae Pool #914612 7.50% 3/1/2037 (a)	48	49
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (a)	2,425	2,267
Fannie Mae Pool #924069 7.00% 5/1/2037 (a)	37	37
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (a)	1,657	1,549
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	655	612
Fannie Mae Pool #954927 7.00% 7/1/2037 (a)	84	86
Fannie Mae Pool #966170 7.00% 7/1/2037 (a)	63	63
Fannie Mae Pool #954936 7.00% 7/1/2037 (a)	21	21
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	14	14
Fannie Mae Pool #924866 6.14% 10/1/2037 (a)(c)	5	5
Fannie Mae Pool #CB6791 2.50% 7/1/2038 (a)	30	28
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	3	3
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	12	13
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (a)	25	25
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	31	32
Fannie Mae Pool #AC2641 4.50% 10/1/2039 (a)	2,735	2,730
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	24	25
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	49	50
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	5,570	4,835
Fannie Mae Pool #AD8522 4.00% 8/1/2040 (a)	69	67
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	205	208
Fannie Mae Pool #AE1761 4.00% 9/1/2040 (a)	1,382	1,337

1	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	USD6,285	$5,502
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (a)	428	427
Fannie Mae Pool #AE7567 4.00% 11/1/2040 (a)	1,526	1,475
Fannie Mae Pool #AH0007 4.00% 12/1/2040 (a)	1,386	1,340
Fannie Mae Pool #AH0539 4.00% 12/1/2040 (a)	372	359
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (a)	266	257
Fannie Mae Pool #MA4287 2.00% 3/1/2041 (a)	20,094	17,351
Fannie Mae Pool #AH6099 5.00% 3/1/2041 (a)	908	920
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	28	28
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	28	28
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	42,749	36,783
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	965	978
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (a)	85,047	73,411
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	506	513
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	38	38
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	29,072	25,088
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	20,237	17,469
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	10,894	9,402
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	152,191	131,320
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	19,127	16,516
Fannie Mae Pool #AI5172 4.00% 8/1/2041 (a)	333	320
Fannie Mae Pool #AL0658 4.50% 8/1/2041 (a)	462	460
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (a)	91	88
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	455	461
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	261	252
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (a)	275	266
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	256	260
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	93	94
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	53,576	46,156
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (a)	502	484
Fannie Mae Pool #AJ7471 4.00% 12/1/2041 (a)	370	356
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (a)	308	297
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	58	58
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	18,260	15,714
Fannie Mae Pool #890407 4.00% 2/1/2042 (a)	727	702
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	126	127
Fannie Mae Pool #AK6740 4.00% 3/1/2042 (a)	2,674	2,596
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (a)	2,098	2,026
Fannie Mae Pool #AK4949 4.00% 3/1/2042 (a)	162	156
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	5,272	4,527
Fannie Mae Pool #FS4250 2.50% 8/1/2042 (a)	408	364
Fannie Mae Pool #AX3703 4.00% 9/1/2042 (a)	3,220	3,107
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	423	397
Fannie Mae Pool #MA4908 6.00% 1/1/2043 (a)	41	42
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	196	183
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	56	53
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	80	75
Fannie Mae Pool #AT2683 4.00% 5/1/2043 (a)	1,348	1,299
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	12,869	11,633
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	1,835	1,727
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	591	554
Fannie Mae Pool #AV0786 4.00% 11/1/2043 (a)	2,280	2,197
Fannie Mae Pool #AL8421 3.50% 1/1/2044 (a)	10,471	9,827
Fannie Mae Pool #MA5412 6.50% 6/1/2044 (a)	26	27
Fannie Mae Pool #MA5431 6.50% 7/1/2044 (a)	2,656	2,745
Fannie Mae Pool #AX0817 4.00% 9/1/2044 (a)	174	168
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	265	248
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	94	88
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	543	507
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	1,062	987
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,475	1,370
Fannie Mae Pool #AZ7366 4.00% 11/1/2045 (a)	13,796	13,102
Fannie Mae Pool #AS6348 4.00% 12/1/2045 (a)	2,402	2,280
Fannie Mae Pool #AS6839 4.00% 3/1/2046 (a)	3,295	3,125
Fannie Mae Pool #BC1352 4.00% 3/1/2046 (a)	936	887
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	24	22

The Bond Fund of America	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB0838 2.50% 6/1/2046 (a)	USD69	$59
Fannie Mae Pool #BC8647 4.50% 6/1/2046 (a)	246	240
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	31	29
Fannie Mae Pool #BD1550 4.50% 7/1/2046 (a)	235	228
Fannie Mae Pool #BD7600 4.50% 9/1/2046 (a)	75	73
Fannie Mae Pool #BD9236 3.50% 10/1/2046 (a)	306	282
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	30,956	29,423
Fannie Mae Pool #MA2809 4.50% 10/1/2046 (a)	447	421
Fannie Mae Pool #MA2821 4.50% 10/1/2046 (a)	298	283
Fannie Mae Pool #BD9248 4.50% 10/1/2046 (a)	216	209
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	435	391
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (a)	31	27
Fannie Mae Pool #BC9077 3.50% 12/1/2046 (a)	13,543	12,499
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	1,505	1,388
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (a)	231	195
Fannie Mae Pool #FS0976 2.50% 3/1/2047 (a)	53	44
Fannie Mae Pool #BD7087 4.00% 3/1/2047 (a)	25,101	23,796
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	525	471
Fannie Mae Pool #BH0876 4.50% 4/1/2047 (a)	1,757	1,697
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	407	384
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	904	833
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	251	232
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	126	117
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	117	107
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	33	31
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	65	62
Fannie Mae Pool #BD3554 4.00% 7/1/2047 (a)	407	383
Fannie Mae Pool #256893 7.00% 8/1/2047 (a)	9	9
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (a)	5,395	5,110
Fannie Mae Pool #BH5696 4.00% 10/1/2047 (a)	30,300	28,714
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	148	136
Fannie Mae Pool #BJ3525 4.50% 11/1/2047 (a)	1,010	982
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (a)	10,610	9,746
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (a)	2,848	2,704
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	1,424	1,349
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	3,876	3,773
Fannie Mae Pool #BJ3558 4.50% 12/1/2047 (a)	793	772
Fannie Mae Pool #BJ3581 4.50% 12/1/2047 (a)	503	491
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,098	1,005
Fannie Mae Pool #BK0163 4.50% 2/1/2048 (a)	1,277	1,242
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	664	612
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (a)	4,381	4,016
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	833	789
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	1,178	1,115
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,395	4,787
Fannie Mae Pool #CA2102 5.00% 7/1/2048 (a)	329	329
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	23,884	21,792
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	329	310
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	186	183
Fannie Mae Pool #CA2166 4.50% 8/1/2048 (a)	11	11
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	62,651	59,373
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	2,043	1,941
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	4,573	4,716
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	386	358
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	6,988	6,451
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	6,833	6,315
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,052	936
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	707	630
Fannie Mae Pool #CA4021 3.50% 8/1/2049 (a)	19,983	18,216
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	1,797	1,657
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (a)	34,525	31,674
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	9,289	8,585
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	5,032	4,640
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (a)	1,233	1,168
Fannie Mae Pool #FM1963 4.00% 11/1/2049 (a)	30,218	28,550
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (a)	18,801	17,284

3	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	USD153,249	$140,689
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (a)	197	164
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (a)	10,534	9,170
Fannie Mae Pool #CA5506 3.00% 4/1/2050 (a)	34,719	30,713
Fannie Mae Pool #BP1954 3.50% 4/1/2050 (a)	14,888	13,587
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (a)	16,546	15,670
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	36,981	31,183
Fannie Mae Pool #BP5717 2.50% 6/1/2050 (a)	5,173	4,337
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	180	150
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	167	139
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (a)	11,918	9,910
Fannie Mae Pool #BP9537 2.50% 7/1/2050 (a)	842	701
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	18	15
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (a)	19	15
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	35,442	31,591
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	8,919	7,763
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	11,324	9,558
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	5,576	4,638
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (a)	4,238	3,525
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	5,011	4,361
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	863	684
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	6	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	27,140	22,921
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	6,141	5,187
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	5,805	4,824
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	4,184	3,479
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	2,223	1,946
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (a)	6,786	5,477
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (a)	5,598	4,658
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	2,165	1,828
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (a)	953	793
Fannie Mae Pool #FM4579 2.50% 10/1/2050 (a)	215	180
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	175	145
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	28	23
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	8,020	6,978
Fannie Mae Pool #BQ7618 2.00% 11/1/2050 (a)	4,833	3,831
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	1,224	971
Fannie Mae Pool #CA7596 2.00% 11/1/2050 (a)	984	780
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	72,800	61,251
Fannie Mae Pool #CA7603 2.50% 11/1/2050 (a)	47,837	40,116
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	3,876	3,275
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	2,674	2,222
Fannie Mae Pool #BQ6335 2.50% 11/1/2050 (a)	893	742
Fannie Mae Pool #FM4862 2.50% 11/1/2050 (a)	219	182
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	7,284	5,815
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	903	725
Fannie Mae Pool #BQ8457 2.00% 12/1/2050 (a)	804	638
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (a)	31,844	26,457
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (a)	17,089	14,331
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	6,770	5,677
Fannie Mae Pool #CA8136 2.50% 12/1/2050 (a)	4,054	3,403
Fannie Mae Pool #CA8251 2.50% 12/1/2050 (a)	309	258
Fannie Mae Pool #CA8256 2.50% 12/1/2050 (a)	26	22
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (a)	46,334	41,103
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (a)	27,326	24,385
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	5,475	4,765
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	3,211	3,123
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	40,505	32,322
Fannie Mae Pool #CA8450 2.00% 1/1/2051 (a)	3,558	2,820
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	2,392	1,896
Fannie Mae Pool #BR3452 2.00% 1/1/2051 (a)	1,578	1,251
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	200	159
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	80	63
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (a)	963	800
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	890	740
Fannie Mae Pool #CA8781 2.50% 1/1/2051 (a)	67	56

The Bond Fund of America	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	USD43	$35
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	14,502	12,623
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	4,486	3,556
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	2,792	2,244
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	1,783	1,431
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	477	378
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (a)	83	66
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	33,770	28,504
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (a)	18,258	15,159
Fannie Mae Pool #FS1971 2.50% 2/1/2051 (a)	8,793	7,370
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (a)	4,726	3,926
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (a)	3,568	2,986
Fannie Mae Pool #CA9290 2.50% 2/1/2051 (a)	1,306	1,093
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (a)	968	805
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (a)	673	562
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	238	198
Fannie Mae Pool #FM5994 2.50% 2/1/2051 (a)	18	15
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (a)	4,159	3,647
Fannie Mae Pool #FS6891 2.00% 3/1/2051 (a)	22,596	17,927
Fannie Mae Pool #BQ7757 2.00% 3/1/2051 (a)	12,085	9,580
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	6,880	5,555
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (a)	2,210	1,752
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (a)	824	653
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	500	396
Fannie Mae Pool #BR5589 2.00% 3/1/2051 (a)	215	171
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	38,921	32,315
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (a)	5,776	4,821
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	3,724	3,092
Fannie Mae Pool #FM6569 2.50% 3/1/2051 (a)	820	686
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	56	46
Fannie Mae Pool #CA9391 3.00% 3/1/2051 (a)	168,468	147,288
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	2,708	2,150
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (a)	1,175	931
Fannie Mae Pool #BR7693 2.00% 4/1/2051 (a)	855	678
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	195	155
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	16,402	13,705
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	3,879	3,221
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	3,259	2,731
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (a)	1,896	1,574
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (a)	1,497	1,243
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	1,070	888
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (a)	764	634
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	757	628
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (a)	535	444
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	533	443
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	429	356
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (a)	91	75
Fannie Mae Pool #BR7795 2.50% 4/1/2051 (a)	85	71
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (a)	78	65
Fannie Mae Pool #BR8465 2.50% 4/1/2051 (a)	69	57
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	48,368	42,896
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	20,112	17,575
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (a)	7,827	6,781
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	2,730	2,386
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (a)	21,449	17,063
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (a)	148	117
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	116	92
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	28,138	23,362
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	15,204	12,623
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (a)	14,767	12,260
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	11,406	9,470
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (a)	9,077	7,536
Fannie Mae Pool #BR9127 2.50% 5/1/2051 (a)	7,555	6,272
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (a)	4,741	3,936
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,488	3,763
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	3,936	3,284

5	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (a)	USD2,515	$2,088
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	1,947	1,617
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (a)	1,634	1,357
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	837	695
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	819	680
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	324	270
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (a)	230	191
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	3,725	3,002
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	23,671	19,653
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	12,378	10,277
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (a)	6,690	5,554
Fannie Mae Pool #BT3317 2.50% 6/1/2051 (a)	4,614	3,880
Fannie Mae Pool #BT1250 2.50% 6/1/2051 (a)	2,998	2,489
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (a)	2,435	2,022
Fannie Mae Pool #FS6035 2.50% 6/1/2051 (a)	1,963	1,632
Fannie Mae Pool #BT5082 2.50% 6/1/2051 (a)	1,123	933
Fannie Mae Pool #BT0098 2.50% 6/1/2051 (a)	398	332
Fannie Mae Pool #BT0610 2.50% 6/1/2051 (a)	106	88
Fannie Mae Pool #FM7694 3.00% 6/1/2051 (a)	16,248	14,265
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	14,432	12,622
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	6,424	5,675
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	2,020	1,765
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	79,796	63,442
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	77	61
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	46,214	38,654
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	44,186	37,147
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	31,325	26,008
Fannie Mae Pool #BT1335 2.50% 7/1/2051 (a)	18,006	14,949
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (a)	14,952	12,414
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	11,397	9,467
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	10,923	9,069
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (a)	7,650	6,351
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	3,413	2,878
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (a)	3,335	2,775
Fannie Mae Pool #BT1523 2.50% 7/1/2051 (a)	679	564
Fannie Mae Pool #BT1285 2.50% 7/1/2051 (a)	525	436
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	137	113
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (a)	110	92
Fannie Mae Pool #MA4379 2.50% 7/1/2051 (a)	55	46
Fannie Mae Pool #CB1027 2.50% 7/1/2051 (a)	46	39
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	29	24
Fannie Mae Pool #FM8313 2.50% 7/1/2051 (a)	22	18
Fannie Mae Pool #BR2225 2.00% 8/1/2051 (a)	3,617	2,867
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	21,602	17,935
Fannie Mae Pool #BR2219 2.50% 8/1/2051 (a)	21,363	17,908
Fannie Mae Pool #FM8601 2.50% 8/1/2051 (a)	13,404	11,145
Fannie Mae Pool #BQ7422 2.50% 8/1/2051 (a)	2,200	1,831
Fannie Mae Pool #BO9395 2.50% 8/1/2051 (a)	1,129	948
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (a)	745	620
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (a)	619	518
Fannie Mae Pool #MA4399 2.50% 8/1/2051 (a)	32	27
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	17,440	15,351
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (a)	54,391	51,452
Fannie Mae Pool #CB1620 2.00% 9/1/2051 (a)	380	302
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	23,501	19,512
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (a)	22,846	18,967
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	12,550	10,513
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	11,281	9,367
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	10,754	8,929
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)	3,012	2,500
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	1,817	1,509
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	1,408	1,169
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (a)	1,183	986
Fannie Mae Pool #FS0029 2.50% 9/1/2051 (a)	761	632
Fannie Mae Pool #CB1566 2.50% 9/1/2051 (a)	143	119
Fannie Mae Pool #BT4537 3.50% 9/1/2051 (a)	317	286

The Bond Fund of America	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM9448 2.00% 10/1/2051 (a)	USD43	$34
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	16,382	13,601
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	12,381	10,283
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (a)	11,140	9,331
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (a)	6,311	5,243
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (a)	621	518
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (a)	591	491
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (a)	78	66
Fannie Mae Pool #FS4862 2.50% 10/1/2051 (a)	48	40
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (a)	34	28
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	7,654	6,689
Fannie Mae Pool #BU1498 3.50% 10/1/2051 (a)	333	300
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	85,157	67,678
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (a)	5,389	4,272
Fannie Mae Pool #BU0975 2.00% 11/1/2051 (a)	4,582	3,632
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (a)	1,441	1,143
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	881	702
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (a)	837	664
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	18,789	15,838
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	9,449	8,016
Fannie Mae Pool #BQ7453 2.50% 11/1/2051 (a)	2,500	2,086
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	1,607	1,338
Fannie Mae Pool #CB2029 2.50% 11/1/2051 (a)	1,225	1,021
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (a)	959	800
Fannie Mae Pool #MA4466 2.50% 11/1/2051 (a)	297	247
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	13,618	11,934
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	7,999	6,933
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	5,870	5,164
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	1,688	1,487
Fannie Mae Pool #BU3013 3.50% 11/1/2051 (a)	395	357
Fannie Mae Pool #BU5976 4.00% 11/1/2051 (a)	36	34
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,625	1,291
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	1,000	793
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (a)	754	598
Fannie Mae Pool #BQ6858 2.00% 12/1/2051 (a)	699	554
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (a)	443	351
Fannie Mae Pool #BU2591 2.00% 12/1/2051 (a)	260	206
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (a)	164	131
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	62,561	51,956
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	48,261	40,638
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	45,266	38,648
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	25,787	21,683
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (a)	22,613	18,780
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	20,828	17,550
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	20,246	17,048
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	15,736	13,224
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	10,377	8,760
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (a)	9,692	8,153
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (a)	8,740	7,341
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (a)	2,149	1,787
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (a)	1,108	920
Fannie Mae Pool #BU7516 2.50% 12/1/2051 (a)	241	200
Fannie Mae Pool #BU3625 2.50% 12/1/2051 (a)	215	179
Fannie Mae Pool #CB2528 2.50% 12/1/2051 (a)	174	145
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (a)	64	53
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (a)	55	46
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (a)	24,743	21,744
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	12,964	11,465
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	1,738	1,529
Fannie Mae Pool #BT9498 3.50% 12/1/2051 (a)	7,438	6,752
Fannie Mae Pool #BU8481 3.50% 12/1/2051 (a)	25	22
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	4,103	3,259
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	20,512	17,030
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	6,045	5,019
Fannie Mae Pool #FS5944 2.50% 1/1/2052 (a)	3,219	2,673
Fannie Mae Pool #BQ7459 2.50% 1/1/2052 (a)	1,192	994

7	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (a)	USD1,049	$874
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	1,018	847
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	940	780
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	736	612
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	28,071	24,590
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	15,998	13,861
Fannie Mae Pool #FS5127 3.00% 1/1/2052 (a)	— (b)	— (b)
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (a)	23,184	21,263
Fannie Mae Pool #BV0783 3.50% 1/1/2052 (a)	825	755
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (a)	531	479
Fannie Mae Pool #BU7425 3.50% 1/1/2052 (a)	366	331
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (a)	55	50
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	103,342	81,983
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	53,250	42,237
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	11,985	9,577
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (a)	7,544	5,980
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	4,994	3,967
Fannie Mae Pool #CB2801 2.00% 2/1/2052 (a)	3,699	2,942
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	1,619	1,284
Fannie Mae Pool #FS2040 2.00% 2/1/2052 (a)	704	559
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	426	337
Fannie Mae Pool #CB2773 2.00% 2/1/2052 (a)	112	89
Fannie Mae Pool #BU1330 2.50% 2/1/2052 (a)	19,119	16,110
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	19,185	15,933
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (a)	2,121	1,761
Fannie Mae Pool #BU7285 2.50% 2/1/2052 (a)	1,412	1,186
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	1,107	921
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	909	757
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	892	741
Fannie Mae Pool #CB2866 2.50% 2/1/2052 (a)	819	683
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	555	463
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (a)	323	269
Fannie Mae Pool #BV3216 2.50% 2/1/2052 (a)	146	122
Fannie Mae Pool #FS6038 2.50% 2/1/2052 (a)	89	74
Fannie Mae Pool #BV2781 2.50% 2/1/2052 (a)	53	44
Fannie Mae Pool #BT6607 2.50% 2/1/2052 (a)	21	18
Fannie Mae Pool #BU7294 3.50% 2/1/2052 (a)	31	28
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (a)	10,722	8,506
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	2,871	2,278
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	2,539	2,013
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	2,052	1,630
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	1,733	1,374
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	1,455	1,156
Fannie Mae Pool #BV3869 2.00% 3/1/2052 (a)	784	622
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	221	175
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (a)	26	21
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	23,544	19,547
Fannie Mae Pool #BV4170 2.50% 3/1/2052 (a)	4,496	3,748
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (a)	2,848	2,372
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	2,305	1,922
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (a)	1,786	1,489
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (a)	1,042	866
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (a)	644	535
Fannie Mae Pool #BV2655 2.50% 3/1/2052 (a)	288	239
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	177	147
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (a)	106	88
Fannie Mae Pool #FS0831 3.00% 3/1/2052 (a)	— (b)	— (b)
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (a)	39	35
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	56,779	45,143
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	12,884	10,234
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	2,860	2,271
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	51,257	42,555
Fannie Mae Pool #BT2292 2.50% 4/1/2052 (a)	5,267	4,373
Fannie Mae Pool #BV8166 2.50% 4/1/2052 (a)	4,682	3,896
Fannie Mae Pool #BU6901 2.50% 4/1/2052 (a)	3,942	3,284
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	3,661	3,049

The Bond Fund of America	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (a)	USD2,764	$2,299
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	2,396	1,995
Fannie Mae Pool #BV8156 2.50% 4/1/2052 (a)	1,558	1,296
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (a)	940	784
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (a)	897	745
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (a)	262	218
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	12,482	11,647
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	18,036	14,337
Fannie Mae Pool #BU8825 2.50% 5/1/2052 (a)	443	368
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	352	294
Fannie Mae Pool #FS3619 2.50% 5/1/2052 (a)	267	221
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	113	94
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	8,999	7,797
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	1,591	1,263
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	293	233
Fannie Mae Pool #BV2514 2.00% 6/1/2052 (a)	107	85
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (a)	10,514	8,730
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (a)	3,885	3,237
Fannie Mae Pool #FS5172 2.50% 6/1/2052 (a)	1,826	1,517
Fannie Mae Pool #BV9990 2.50% 6/1/2052 (a)	1,474	1,226
Fannie Mae Pool #BV9700 2.50% 6/1/2052 (a)	723	602
Fannie Mae Pool #BV9932 2.50% 6/1/2052 (a)	488	407
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	25,877	24,146
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	9,752	9,092
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	3,298	2,614
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	4,197	3,483
Fannie Mae Pool #BW6043 2.50% 7/1/2052 (a)	997	830
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	758	631
Fannie Mae Pool #BV2584 2.50% 7/1/2052 (a)	417	347
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	299	249
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (a)	121	101
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	38	32
Fannie Mae Pool #BW0958 5.00% 7/1/2052 (a)	21,377	21,066
Fannie Mae Pool #CB4135 5.00% 7/1/2052 (a)	150	148
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (a)	605	608
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	703	586
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (a)	367	304
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (a)	26	22
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (a)	3,109	2,898
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	4,290	4,253
Fannie Mae Pool #MA4737 5.00% 8/1/2052 (a)	582	574
Fannie Mae Pool #CB5019 5.00% 8/1/2052 (a)	176	173
Fannie Mae Pool #FS5447 2.50% 9/1/2052 (a)	890	742
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	321	267
Fannie Mae Pool #CB4604 4.00% 9/1/2052 (a)	416	388
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	314	293
Fannie Mae Pool #BX0008 4.00% 9/1/2052 (a)	124	116
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	1,808	1,731
Fannie Mae Pool #BW9049 4.50% 9/1/2052 (a)	349	335
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	69,319	68,535
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	89,954	71,360
Fannie Mae Pool #CB4818 4.00% 10/1/2052 (a)	2,501	2,330
Fannie Mae Pool #MA4783 4.00% 10/1/2052 (a)	790	735
Fannie Mae Pool #BW1241 4.00% 10/1/2052 (a)	487	453
Fannie Mae Pool #BW7063 4.00% 10/1/2052 (a)	230	214
Fannie Mae Pool #BW9888 4.00% 10/1/2052 (a)	191	178
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	6,747	6,470
Fannie Mae Pool #BW5232 4.50% 10/1/2052 (a)	2,734	2,620
Fannie Mae Pool #BW8175 4.50% 10/1/2052 (a)	1,521	1,460
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	5,443	5,363
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	20,257	20,327
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	18,415	18,500
Fannie Mae Pool #MA4803 3.50% 11/1/2052 (a)	4,267	3,846
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	8,621	8,267
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	8,602	8,251
Fannie Mae Pool #BW5182 4.50% 11/1/2052 (a)	2,671	2,560

9	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1296 5.00% 11/1/2052 (a)	USD30,767	$30,204
Fannie Mae Pool #MA4839 4.00% 12/1/2052 (a)	220	205
Fannie Mae Pool #BW5057 5.00% 12/1/2052 (a)	18,914	18,639
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	55	54
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	30,004	30,108
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (a)	6,060	6,078
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	337	343
Fannie Mae Pool #MA4866 4.00% 1/1/2053 (a)	52,060	48,500
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (a)	196	182
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	17,961	17,202
Fannie Mae Pool #MA4867 4.50% 1/1/2053 (a)	6,888	6,602
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	189,815	187,036
Fannie Mae Pool #FS3981 5.50% 1/1/2053 (a)	30,608	30,762
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (a)	358	359
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	22,848	23,299
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	1,403	1,429
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (a)	660	673
Fannie Mae Pool #BX4070 6.00% 1/1/2053 (a)	399	408
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (a)	275	280
Fannie Mae Pool #FS3411 6.00% 1/1/2053 (a)	45	45
Fannie Mae Pool #CB5525 6.00% 1/1/2053 (a)	12	12
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	2,095	2,188
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	7,248	6,017
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (a)	874	726
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	144	134
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	41,733	41,860
Fannie Mae Pool #BX6216 5.50% 2/1/2053 (a)	638	639
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	8,960	9,135
Fannie Mae Pool #FS4238 5.00% 3/1/2053 (a)	232	229
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	90	89
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	5,301	5,339
Fannie Mae Pool #BX8515 5.50% 3/1/2053 (a)	4,204	4,220
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	3,247	3,263
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	1,704	1,715
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (a)	1,612	1,620
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (a)	799	802
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	353	354
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	347	347
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	331	332
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	8,854	9,024
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	7,349	7,523
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	5,071	4,721
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (a)	1,056	983
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	896	859
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	26,826	26,392
Fannie Mae Pool #BX8625 5.00% 4/1/2053 (a)	6,130	6,039
Fannie Mae Pool #BX9135 5.00% 4/1/2053 (a)	1,542	1,520
Fannie Mae Pool #BX8673 5.00% 4/1/2053 (a)	216	212
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	50	50
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	70,161	70,312
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (a)	6,345	6,379
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	2,621	2,631
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (a)	1,883	1,889
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (a)	933	935
Fannie Mae Pool #BW5286 5.50% 4/1/2053 (a)	48	48
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	52,812	53,881
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	2,014	2,050
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,596	4,800
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (a)	6,225	5,172
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	8,866	8,261
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	51,661	50,810
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	10,683	10,556
Fannie Mae Pool #BY2251 5.00% 5/1/2053 (a)	556	547
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	87,947	88,137
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	11,175	11,187
Fannie Mae Pool #BY1223 5.50% 5/1/2053 (a)	5,777	5,782

The Bond Fund of America	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (a)	USD3,187	$3,216
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	1,235	1,237
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (a)	178	179
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	287,444	293,258
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	9,808	10,177
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)	297	276
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	32,930	31,561
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (a)	4,810	4,612
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	92,249	90,656
Fannie Mae Pool #BY4405 5.00% 6/1/2053 (a)	8,106	7,984
Fannie Mae Pool #BY4222 5.00% 6/1/2053 (a)	1,488	1,464
Fannie Mae Pool #BY5875 5.00% 6/1/2053 (a)	1,441	1,419
Fannie Mae Pool #BX7642 5.00% 6/1/2053 (a)	578	569
Fannie Mae Pool #BY4170 5.00% 6/1/2053 (a)	566	557
Fannie Mae Pool #BY3600 5.00% 6/1/2053 (a)	554	546
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	87,743	87,920
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	56,033	56,161
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (a)	5,581	5,615
Fannie Mae Pool #BY4223 5.50% 6/1/2053 (a)	194	194
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	53,868	54,878
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	27,068	27,545
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	16,790	17,158
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	12,689	12,991
Fannie Mae Pool #BO9414 6.00% 6/1/2053 (a)	4,454	4,534
Fannie Mae Pool #BY4290 6.00% 6/1/2053 (a)	976	993
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	21,608	22,518
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	7,693	7,975
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	5,624	5,852
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	12,137	9,641
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (a)	53	44
Fannie Mae Pool #MA5119 2.50% 7/1/2053 (a)	23	19
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	98,049	93,994
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	6,990	6,696
Fannie Mae Pool #BY6759 5.00% 7/1/2053 (a)	4,646	4,568
Fannie Mae Pool #BU4046 5.00% 7/1/2053 (a)	1,985	1,955
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	1,760	1,730
Fannie Mae Pool #BY2604 5.00% 7/1/2053 (a)	706	696
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	125,908	126,147
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	4,696	4,783
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	3,842	3,915
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	59,763	62,187
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (a)	26,621	25,513
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	10,765	10,312
Fannie Mae Pool #BY6723 5.00% 8/1/2053 (a)	1,562	1,539
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	169,495	169,812
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (a)	178	166
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	9,462	9,065
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	33,787	33,868
Fannie Mae Pool #CB7118 6.00% 9/1/2053 (a)	50,314	51,614
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	13,056	13,313
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	10,197	10,383
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	30,885	31,940
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (a)	8,020	8,346
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	16,674	15,528
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (a)	844	809
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	1,628	1,631
Fannie Mae Pool #CB7339 6.00% 10/1/2053 (a)	147,113	150,217
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	40,913	41,661
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (a)	33,907	34,548
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	82	83
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	5,614	5,830
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (a)	699	651
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	30,445	29,919
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	58,494	58,589
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	29,052	29,103

11	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	USD18,763	$19,106
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	14,049	14,342
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	9,803	10,007
Fannie Mae Pool #DA2723 6.00% 11/1/2053 (a)	29	30
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	9,817	10,217
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	7,212	7,485
Fannie Mae Pool #FS7979 2.00% 12/1/2053 (a)	1,588	1,258
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	7,732	7,743
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	640	641
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	31,518	32,088
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (a)	35,151	36,396
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	5,654	5,885
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)	17,907	18,892
Fannie Mae Pool #DB0012 2.50% 1/1/2054 (a)	46	38
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	44,083	44,918
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	25,961	26,424
Fannie Mae Pool #DA9344 6.00% 1/1/2054 (a)	8,903	9,069
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	55,780	57,684
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	35,138	36,519
Fannie Mae Pool #MA5248 6.50% 1/1/2054 (a)	9,341	9,654
Fannie Mae Pool #DA5421 6.50% 1/1/2054 (a)	5,402	5,599
Fannie Mae Pool #DA7283 6.50% 1/1/2054 (a)	2,631	2,725
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	1,058	1,102
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	1,178	1,097
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	24,171	23,158
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (a)	3,506	3,443
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	8,266	8,273
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	2,137	2,139
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	27,627	28,190
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (a)	17,308	17,628
Fannie Mae Pool #FS7221 6.00% 2/1/2054 (a)	13,214	13,527
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	10,624	10,877
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	7,903	8,039
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	40,846	42,242
Fannie Mae Pool #DA7883 6.50% 2/1/2054 (a)	1,619	1,678
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	1,041	1,083
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	4,726	4,400
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	128	119
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	13,328	12,775
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	30,054	30,151
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	24,160	24,312
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	22,347	22,363
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	12,721	12,757
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	25,764	26,442
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	21,845	22,364
Fannie Mae Pool #DA9098 6.00% 3/1/2054 (a)	6,875	7,002
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	4,629	4,716
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	869	885
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	6,924	7,208
Fannie Mae Pool #DA6001 6.50% 3/1/2054 (a)	2,764	2,863
Fannie Mae Pool #DB1300 5.50% 4/1/2054 (a)	23,308	23,493
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	12,013	12,052
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (a)	2,624	2,628
Fannie Mae Pool #DA8433 5.50% 4/1/2054 (a)	2,110	2,127
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	680	685
Fannie Mae Pool #CB8385 6.00% 4/1/2054 (a)	94,027	95,801
Fannie Mae Pool #DB1299 6.00% 4/1/2054 (a)	16,467	16,885
Fannie Mae Pool #CB8277 6.50% 4/1/2054 (a)	5,634	5,823
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	2,734	2,854
Fannie Mae Pool #DB2197 6.50% 4/1/2054 (a)	2,326	2,409
Fannie Mae Pool #DA6021 6.50% 4/1/2054 (a)	440	455
Fannie Mae Pool #DB3283 2.50% 5/1/2054 (a)	69	58
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (a)	54,976	55,356
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	5,378	5,396
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,746	1,776
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	24,325	25,348

The Bond Fund of America	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	USD43,032	$43,064
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	16,755	16,845
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	22,203	22,734
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	12,194	12,475
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	9,065	9,224
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	789	804
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	711	729
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	15,796	16,417
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	9,230	9,617
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	2,549	2,638
Fannie Mae Pool #DB4401 6.50% 6/1/2054 (a)	1,377	1,431
Fannie Mae Pool #FS8138 6.50% 6/1/2054 (a)	85	88
Fannie Mae Pool #DB4407 6.50% 6/1/2054 (a)	38	39
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	44,343	44,417
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	34,088	34,145
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	15,156	15,169
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	11,082	11,152
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	42,485	43,391
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	32,090	32,642
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	24,465	24,926
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	16,846	17,289
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	7,495	7,627
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	5,652	5,752
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	4,575	4,653
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	4,011	4,116
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	610	622
Fannie Mae Pool #DB2535 6.00% 7/1/2054 (a)	23	23
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (a)	32,441	33,539
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	24,646	25,668
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	20,595	21,286
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	12,484	12,980
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	12,319	12,828
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	5,886	6,129
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	4,439	4,622
Fannie Mae Pool #DB8661 6.50% 7/1/2054 (a)	2,821	2,924
Fannie Mae Pool #DB5087 6.50% 7/1/2054 (a)	2,649	2,738
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	12,879	12,650
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	8,663	8,690
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	35,687	36,305
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	7,257	7,395
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (a)	6,700	6,821
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	5,126	5,218
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	4,680	4,763
Fannie Mae Pool #DB2588 6.00% 8/1/2054 (a)	4,574	4,652
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	3,993	4,088
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	2,335	2,379
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	1,972	2,010
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,625	1,663
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	1,031	1,049
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	318	326
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	251	257
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	237	242
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (a)	28	28
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	17,288	18,003
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	15,387	16,029
Fannie Mae Pool #DB4447 6.50% 8/1/2054 (a)	7,508	7,760
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	2,301	2,394
Fannie Mae Pool #DB6551 6.50% 8/1/2054 (a)	1,990	2,060
Fannie Mae Pool #DB4472 6.50% 8/1/2054 (a)	1,928	1,993
Fannie Mae Pool #DB4441 6.50% 8/1/2054 (a)	1,857	1,923
Fannie Mae Pool #DC0482 6.50% 8/1/2054 (a)	1,808	1,873
Fannie Mae Pool #DB4450 6.50% 8/1/2054 (a)	1,275	1,320
Fannie Mae Pool #DB8383 6.50% 8/1/2054 (a)	214	222
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	29,955	29,977
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	23,268	23,343
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	22,579	22,708

13	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	USD21,309	$21,426
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	5,624	5,628
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	9	9
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (a)	11,214	11,456
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	4,155	4,251
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	1,310	1,338
Fannie Mae Pool #DC1091 6.50% 9/1/2054 (a)	7,461	7,738
Fannie Mae Pool #DB4477 6.50% 9/1/2054 (a)	6,619	6,854
Fannie Mae Pool #DC1355 6.50% 9/1/2054 (a)	6,428	6,642
Fannie Mae Pool #DC1965 6.50% 9/1/2054 (a)	5,087	5,258
Fannie Mae Pool #DB4488 6.50% 9/1/2054 (a)	2,033	2,102
Fannie Mae Pool #DC1576 6.50% 9/1/2054 (a)	1,490	1,540
Fannie Mae Pool #DC1763 6.50% 9/1/2054 (a)	1,230	1,274
Fannie Mae Pool #DC3061 6.50% 9/1/2054 (a)	1,204	1,250
Fannie Mae Pool #DC5604 5.50% 10/1/2054 (a)	1,147	1,148
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	12,873	13,116
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	6,538	6,649
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (a)	28,334	29,439
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	3,089	3,231
Fannie Mae Pool #DC3044 6.50% 10/1/2054 (a)	1,693	1,753
Fannie Mae Pool #DC2680 6.50% 10/1/2054 (a)	1,454	1,502
Fannie Mae Pool #DC2101 4.00% 11/1/2054 (a)	266	248
Fannie Mae Pool #CB9456 4.50% 11/1/2054 (a)	978	936
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	110,850	108,729
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	41,522	41,553
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	18,765	18,797
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	33,185	33,859
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	1,656	1,684
Fannie Mae Pool #CB9523 6.50% 11/1/2054 (a)	56,358	58,663
Fannie Mae Pool #DC5689 6.50% 11/1/2054 (a)	2,208	2,282
Fannie Mae Pool #DC6524 6.50% 11/1/2054 (a)	1,890	1,957
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	20,412	19,538
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	7,640	7,320
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (a)	370	355
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	86,922	85,266
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	14,692	14,428
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (a)	28,068	28,108
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	14,416	14,437
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	11,347	11,365
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (a)	9,691	9,707
Fannie Mae Pool #DC8823 5.50% 12/1/2054 (a)	26	26
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	54,687	55,616
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	32,721	33,524
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	8,123	8,259
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	2,389	2,434
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	1,502	1,528
Fannie Mae Pool #DC9988 6.50% 12/1/2054 (a)	1,497	1,550
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (a)	497	518
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	46,987	44,973
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	26,004	25,536
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	16,273	16,281
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (a)	8,645	8,690
Fannie Mae Pool #DC9986 5.50% 1/1/2055 (a)	478	478
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	24,168	24,578
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	13,059	13,313
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	7,433	7,558
Fannie Mae Pool #MA5602 6.50% 1/1/2055 (a)	54,997	56,834
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	10,934	11,366
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	6,929	7,161
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	74,288	74,342
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	97,328	98,972
Fannie Mae Pool #DD3319 6.50% 2/1/2055 (a)	2,760	2,858
Fannie Mae Pool #DD2597 6.50% 2/1/2055 (a)	2,286	2,370
Fannie Mae Pool #DD0765 6.50% 2/1/2055 (a)	1,863	1,926
Fannie Mae Pool #DD1805 6.50% 2/1/2055 (a)	1,560	1,615
Fannie Mae Pool #DD0758 6.50% 2/1/2055 (a)	1,453	1,504

The Bond Fund of America	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	USD1,332	$1,377
Fannie Mae Pool #DD4309 6.50% 2/1/2055 (a)	1,292	1,338
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (a)	929	973
Fannie Mae Pool #BV1604 6.50% 2/1/2055 (a)	583	604
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	22,919	21,326
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	48,662	46,577
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	4,265	4,267
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	40,990	41,678
Fannie Mae Pool #CC0500 6.50% 3/1/2055 (a)	17,031	17,636
Fannie Mae Pool #DD2617 6.50% 3/1/2055 (a)	7,199	7,454
Fannie Mae Pool #DD4126 6.50% 3/1/2055 (a)	6,675	6,912
Fannie Mae Pool #DD5571 6.50% 3/1/2055 (a)	3,815	3,951
Fannie Mae Pool #DD4408 6.50% 3/1/2055 (a)	35	36
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	80,291	74,712
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	51,154	48,963
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	38,812	39,469
Fannie Mae Pool #DD6425 6.50% 4/1/2055 (a)	28,640	29,651
Fannie Mae Pool #DD4960 6.50% 4/1/2055 (a)	5,671	5,861
Fannie Mae Pool #DC2758 6.50% 4/1/2055 (a)	1,525	1,579
Fannie Mae Pool #DD8791 6.50% 4/1/2055 (a)	1,380	1,443
Fannie Mae Pool #DD9269 6.50% 4/1/2055 (a)	1,318	1,365
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)	8,425	7,840
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	17,538	17,199
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	49,842	50,680
Fannie Mae Pool #MA5732 4.00% 6/1/2055 (a)	61	56
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	8,219	8,060
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	62,862	62,894
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	4,394	4,396
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	8,000	8,267
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	20,002	18,675
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	12,692	11,374
Fannie Mae Pool #BF0299 3.50% 8/1/2058 (a)	19,792	17,811
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	30,979	27,725
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	22,461	20,097
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	47,554	42,548
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	30,544	27,328
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	40,689	35,084
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	20,449	16,263
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (a)	19,750	16,710
Fannie Mae Pool #BF0563 4.00% 9/1/2061 (a)	9,184	8,630
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	6,932	6,641
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	32,940	27,870
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	45,777	40,559
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	34,281	30,374
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	25,968	24,017
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028 (a)(d)	132	30
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (a)	38	41
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (a)	207	209
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	71	72
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	397	417
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	556	567
Fannie Mae, Series 2002-W1, Class 2A, 4.453% 2/25/2042 (a)(c)	483	485
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.546% 12/25/2026 (a)(c)	7	7
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029 (a)	400	389
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.748% 8/25/2030 (a)(c)	3,050	2,973
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (a)(c)	8,000	7,965
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (a)	112	108
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (a)	233	201
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (a)	78	71
Freddie Mac Pool #ZS8948 6.50% 3/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8801 6.50% 3/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA1940 6.50% 4/1/2026 (a)	2	2
Freddie Mac Pool #ZA1955 6.50% 9/1/2026 (a)	1	1
Freddie Mac Pool #ZA1959 6.50% 10/1/2026 (a)	1	1
Freddie Mac Pool #ZA0583 6.50% 3/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #D98356 4.50% 5/1/2030 (a)	30	30

15	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZT0799 5.00% 9/1/2031 (a)	USD1	$1
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	2	2
Freddie Mac Pool #G30911 4.00% 3/1/2036 (a)	1,984	1,966
Freddie Mac Pool #K93532 4.00% 4/1/2036 (a)	630	617
Freddie Mac Pool #C91883 4.00% 6/1/2036 (a)	257	255
Freddie Mac Pool #A56076 5.50% 1/1/2037 (a)	6	6
Freddie Mac Pool #C91917 3.00% 2/1/2037 (a)	320	303
Freddie Mac Pool #G04804 4.50% 5/1/2037 (a)	838	837
Freddie Mac Pool #C91948 4.00% 7/1/2037 (a)	2,235	2,206
Freddie Mac Pool #ZS1566 6.50% 8/1/2037 (a)	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037 (a)	2	2
Freddie Mac Pool #G08248 5.50% 2/1/2038 (a)	23	24
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (a)	34,815	32,850
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	1	1
Freddie Mac Pool #A87873 5.00% 8/1/2039 (a)	1,570	1,583
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	9	9
Freddie Mac Pool #G05937 4.50% 8/1/2040 (a)	3,536	3,531
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	3,502	3,038
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	5	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	5,185	4,479
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	15,377	13,280
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	4	4
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	23,726	20,479
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	9,295	8,021
Freddie Mac Pool #G06648 5.00% 6/1/2041 (a)	466	472
Freddie Mac Pool #Q01658 5.00% 6/1/2041 (a)	212	214
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	12	12
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	89,830	76,695
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (a)	66,576	57,467
Freddie Mac Pool #Q01992 4.50% 7/1/2041 (a)	24	23
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	140,023	120,836
Freddie Mac Pool #Q02705 4.50% 8/1/2041 (a)	1,692	1,676
Freddie Mac Pool #G06956 4.50% 8/1/2041 (a)	392	391
Freddie Mac Pool #G06769 4.50% 8/1/2041 (a)	161	160
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	17,921	15,469
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	10,332	8,911
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	54,714	46,789
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	13,583	11,677
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	29,272	24,973
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	6,116	5,241
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	41	39
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	439	413
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	620	583
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	450	422
Freddie Mac Pool #Q22946 4.00% 11/1/2043 (a)	3,410	3,288
Freddie Mac Pool #RB5297 6.50% 5/1/2044 (a)	565	585
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	2,282	2,133
Freddie Mac Pool #760012 5.121% 4/1/2045 (a)(c)	359	362
Freddie Mac Pool #760013 5.154% 4/1/2045 (a)(c)	248	250
Freddie Mac Pool #G60138 3.50% 8/1/2045 (a)	450	420
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(c)	1,392	1,388
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	10,949	10,194
Freddie Mac Pool #V81992 4.00% 10/1/2045 (a)	429	405
Freddie Mac Pool #G60344 4.00% 12/1/2045 (a)	8,391	8,007
Freddie Mac Pool #T65375 3.50% 7/1/2046 (a)	91	83
Freddie Mac Pool #Q42034 4.50% 7/1/2046 (a)	89	87
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	4,089	3,794
Freddie Mac Pool #Q42633 4.50% 8/1/2046 (a)	249	243
Freddie Mac Pool #Q43312 4.50% 9/1/2046 (a)	412	403
Freddie Mac Pool #Q43461 4.50% 10/1/2046 (a)	235	232
Freddie Mac Pool #Q44689 4.50% 12/1/2046 (a)	347	335
Freddie Mac Pool #760015 3.45% 1/1/2047 (a)(c)	1,571	1,531
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	846	770
Freddie Mac Pool #Q47620 4.00% 4/1/2047 (a)	5,810	5,530

The Bond Fund of America	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q47828 4.50% 5/1/2047 (a)	USD241	$233
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (a)	59	54
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	851	773
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	1,202	1,098
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,573	5,264
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	4,011	3,592
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (a)	6,722	6,175
Freddie Mac Pool #Q52613 4.00% 12/1/2047 (a)	3,285	3,105
Freddie Mac Pool #G08793 4.00% 12/1/2047 (a)	2,471	2,344
Freddie Mac Pool #Q52596 4.50% 12/1/2047 (a)	1,212	1,181
Freddie Mac Pool #Q53878 4.00% 1/1/2048 (a)	3,112	2,952
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	19,903	18,375
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	874	804
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	829	756
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	694	635
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	561	518
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	529	488
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	397	365
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	373	342
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	235	218
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	218	200
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	18,606	17,649
Freddie Mac Pool #G08805 4.00% 3/1/2048 (a)	879	833
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	184	168
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	794	746
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	637	604
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	380	357
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	468	432
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	255	236
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	157	144
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	1,232	1,165
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	301	293
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	112	103
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	2,316	2,256
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	1,090	1,061
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	780	758
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	4,897	4,770
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (a)	1,386	1,311
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	2,601	2,398
Freddie Mac Pool #QA1885 3.50% 8/1/2049 (a)	3,847	3,525
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	782	719
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	49,610	45,746
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	6,451	5,963
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	6,277	5,802
Freddie Mac Pool #QA4692 3.00% 11/1/2049 (a)	15,777	14,002
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	6,413	5,698
Freddie Mac Pool #SD0185 3.00% 12/1/2049 (a)	3,808	3,359
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (a)	18,283	16,807
Freddie Mac Pool #SD0234 3.00% 1/1/2050 (a)	23,375	20,619
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	10,474	9,320
Freddie Mac Pool #RA2319 3.00% 3/1/2050 (a)	16,553	14,502
Freddie Mac Pool #SD7517 3.00% 5/1/2050 (a)	24,366	21,568
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (a)	152	127
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	32,467	27,421
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	109	91
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	2,262	1,980
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (a)	120	99
Freddie Mac Pool #QB2781 2.50% 9/1/2050 (a)	16	13
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	9,362	8,191
Freddie Mac Pool #QB3931 2.00% 10/1/2050 (a)	1,441	1,142
Freddie Mac Pool #RA3726 2.00% 10/1/2050 (a)	1,397	1,107
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	20,191	17,131
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	596	496
Freddie Mac Pool #QB5184 2.50% 10/1/2050 (a)	35	29
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	14,076	11,237
Freddie Mac Pool #SD0477 2.00% 11/1/2050 (a)	7,105	5,631

17	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QB5275 2.00% 11/1/2050 (a)	USD7,063	$5,599
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (a)	25,559	21,433
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	9,065	7,590
Freddie Mac Pool #RA3932 2.50% 11/1/2050 (a)	1,195	1,007
Freddie Mac Pool #RA3934 2.50% 11/1/2050 (a)	558	467
Freddie Mac Pool #QB5608 2.50% 11/1/2050 (a)	447	375
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	126	104
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	91	76
Freddie Mac Pool #QB5200 2.50% 11/1/2050 (a)	52	43
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (a)	2,007	1,591
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	704	558
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (a)	170	136
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	21,932	18,227
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (a)	41	34
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (a)	4,039	3,204
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (a)	3,183	2,523
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	1,630	1,307
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (a)	857	679
Freddie Mac Pool #QB7396 2.00% 1/1/2051 (a)	146	116
Freddie Mac Pool #RA4410 2.50% 1/1/2051 (a)	1,797	1,504
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (a)	867	725
Freddie Mac Pool #QB7854 2.50% 1/1/2051 (a)	294	246
Freddie Mac Pool #RA4351 2.50% 1/1/2051 (a)	89	74
Freddie Mac Pool #SD8122 2.50% 1/1/2051 (a)	23	19
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	3,097	2,488
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	675	538
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (a)	157	124
Freddie Mac Pool #SD7535 2.50% 2/1/2051 (a)	3,674	3,105
Freddie Mac Pool #RA4530 2.50% 2/1/2051 (a)	978	812
Freddie Mac Pool #RA4561 2.50% 2/1/2051 (a)	923	767
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (a)	159	132
Freddie Mac Pool #SD8129 2.50% 2/1/2051 (a)	147	123
Freddie Mac Pool #RA4658 3.00% 2/1/2051 (a)	33,048	29,084
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	57,914	46,124
Freddie Mac Pool #SD0552 2.00% 3/1/2051 (a)	537	426
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (a)	1,935	1,607
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	1,156	960
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	103,960	86,382
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (a)	1,944	1,614
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	497	413
Freddie Mac Pool #SD0975 2.50% 4/1/2051 (a)	203	169
Freddie Mac Pool #QC1084 2.50% 4/1/2051 (a)	77	64
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	22,085	17,759
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (a)	7,528	5,968
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	2,610	2,069
Freddie Mac Pool #RA5258 2.00% 5/1/2051 (a)	375	298
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,256	3,568
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (a)	798	662
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (a)	499	415
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (a)	21	17
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	5,701	4,980
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	14,372	12,085
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (a)	11,247	9,338
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	130	108
Freddie Mac Pool #QC2992 2.50% 6/1/2051 (a)	59	49
Freddie Mac Pool #QC4006 2.50% 6/1/2051 (a)	40	33
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (a)	37,928	31,490
Freddie Mac Pool #SD4075 2.50% 7/1/2051 (a)	14,004	11,627
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (a)	13,797	11,561
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	791	661
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (a)	173	144
Freddie Mac Pool #QC4413 2.50% 7/1/2051 (a)	166	139
Freddie Mac Pool #QC4225 2.50% 7/1/2051 (a)	21	18
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	72,049	63,608
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	781	621
Freddie Mac Pool #QC5125 2.00% 8/1/2051 (a)	231	184

The Bond Fund of America	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC5206 2.50% 8/1/2051 (a)	USD218	$181
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	67,401	56,659
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	57,586	48,600
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	10,515	8,730
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	2,482	2,061
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	869	721
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (a)	806	669
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (a)	564	469
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	415	347
Freddie Mac Pool #QC6821 2.50% 9/1/2051 (a)	377	313
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	178	148
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	5,621	4,911
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	3,641	3,205
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	648	567
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (a)	744	592
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (a)	32,139	26,690
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	27,216	22,596
Freddie Mac Pool #RA6132 2.50% 10/1/2051 (a)	1,000	834
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (a)	281	235
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	22,615	19,901
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	15,730	13,741
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	8,770	6,995
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	4,286	3,400
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	12,295	10,394
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	9,530	8,030
Freddie Mac Pool #QD2128 2.50% 11/1/2051 (a)	39	33
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	6,312	5,516
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	2,026	1,611
Freddie Mac Pool #QD2074 2.00% 12/1/2051 (a)	164	130
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (a)	7,399	6,215
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	592	492
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (a)	380	316
Freddie Mac Pool #SD2101 2.50% 12/1/2051 (a)	242	202
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (a)	125	104
Freddie Mac Pool #RA6469 2.50% 12/1/2051 (a)	40	33
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	4,083	3,543
Freddie Mac Pool #SD8188 2.00% 1/1/2052 (a)	315	250
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	20,153	16,813
Freddie Mac Pool #QD5941 2.50% 1/1/2052 (a)	1,372	1,153
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	997	828
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (a)	402	334
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (a)	93	77
Freddie Mac Pool #RA7263 2.50% 1/1/2052 (a)	65	54
Freddie Mac Pool #QD5570 2.50% 1/1/2052 (a)	52	43
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	37,337	32,841
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (a)	1,542	1,348
Freddie Mac Pool #QD7321 3.50% 1/1/2052 (a)	277	251
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (a)	6,584	5,219
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	3,652	2,898
Freddie Mac Pool #QD7191 2.00% 2/1/2052 (a)	3,368	2,672
Freddie Mac Pool #QD8041 2.00% 2/1/2052 (a)	3,318	2,632
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	1,657	1,316
Freddie Mac Pool #RA7467 2.00% 2/1/2052 (a)	664	528
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	466	370
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	460	365
Freddie Mac Pool #SD0933 2.00% 2/1/2052 (a)	379	300
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (a)	53	42
Freddie Mac Pool #SD0881 2.50% 2/1/2052 (a)	12,703	10,676
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (a)	880	733
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	382	318
Freddie Mac Pool #RA8028 2.50% 2/1/2052 (a)	60	50
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	38	31
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	21,702	19,898
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	4,251	3,859
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	4,534	3,596
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	3,936	3,125

19	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	USD3,292	$2,615
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	990	785
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	922	731
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (a)	849	673
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	511	405
Freddie Mac Pool #QE2318 2.00% 3/1/2052 (a)	102	81
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	4,763	3,969
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (a)	2,432	2,049
Freddie Mac Pool #QD8966 2.50% 3/1/2052 (a)	841	701
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (a)	117	98
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (a)	99	82
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (a)	91	75
Freddie Mac Pool #RA7020 2.50% 3/1/2052 (a)	71	60
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	28,309	24,935
Freddie Mac Pool #QD9030 3.50% 3/1/2052 (a)	651	588
Freddie Mac Pool #QD8208 3.50% 3/1/2052 (a)	37	34
Freddie Mac Pool #QD9527 4.00% 3/1/2052 (a)	15	14
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	3,214	2,553
Freddie Mac Pool #QE1586 2.00% 4/1/2052 (a)	1,032	818
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	938	744
Freddie Mac Pool #QE4412 2.00% 4/1/2052 (a)	113	90
Freddie Mac Pool #QE0024 2.00% 4/1/2052 (a)	62	49
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	24,499	20,648
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (a)	6,722	5,591
Freddie Mac Pool #SD6089 2.50% 4/1/2052 (a)	6,493	5,416
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	5,177	4,307
Freddie Mac Pool #SD6081 2.50% 4/1/2052 (a)	4,617	3,833
Freddie Mac Pool #QD9578 2.50% 4/1/2052 (a)	3,472	2,893
Freddie Mac Pool #QE0374 2.50% 4/1/2052 (a)	2,311	1,926
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	2,165	1,797
Freddie Mac Pool #QE0799 2.50% 4/1/2052 (a)	1,703	1,414
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (a)	1,573	1,309
Freddie Mac Pool #QE2470 2.50% 4/1/2052 (a)	1,513	1,259
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (a)	1,221	1,014
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	944	784
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (a)	598	500
Freddie Mac Pool #QD9911 2.50% 4/1/2052 (a)	166	138
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	117	97
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	4,925	4,100
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	2,129	1,768
Freddie Mac Pool #QE1863 2.50% 5/1/2052 (a)	1,466	1,220
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (a)	420	350
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	47	39
Freddie Mac Pool #8D0226 2.547% 5/1/2052 (a)(c)	8,029	7,363
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	526,415	456,625
Freddie Mac Pool #QE5589 3.50% 5/1/2052 (a)	654	590
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (a)	538	486
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	26,016	20,678
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (a)	4,752	3,773
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	1,715	1,427
Freddie Mac Pool #SD4175 2.50% 6/1/2052 (a)	543	451
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	357	297
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	188,646	163,442
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (a)	37,980	35,935
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	21,906	21,006
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (a)	116	115
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	857	711
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (a)	816	679
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	370	307
Freddie Mac Pool #QE6097 2.50% 7/1/2052 (a)	156	130
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	47	39
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	7,337	6,364
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	4,987	4,647
Freddie Mac Pool #QE8533 4.00% 7/1/2052 (a)	198	184
Freddie Mac Pool #QE5750 5.00% 7/1/2052 (a)	27,325	26,932
Freddie Mac Pool #QE6185 5.00% 7/1/2052 (a)	689	679

The Bond Fund of America	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA7618 5.00% 7/1/2052 (a)	USD340	$335
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	761	603
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (a)	1,743	1,446
Freddie Mac Pool #QE8026 2.50% 8/1/2052 (a)	477	397
Freddie Mac Pool #QE8989 2.50% 8/1/2052 (a)	358	297
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	236	197
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	26,416	23,140
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (a)	760	708
Freddie Mac Pool #QE9260 4.00% 8/1/2052 (a)	244	228
Freddie Mac Pool #RA7772 4.00% 8/1/2052 (a)	153	143
Freddie Mac Pool #QE7412 4.00% 8/1/2052 (a)	116	108
Freddie Mac Pool #QE7539 4.50% 8/1/2052 (a)	12,346	11,840
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	507	486
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	27	27
Freddie Mac Pool #QE7987 5.50% 8/1/2052 (a)	211	212
Freddie Mac Pool #QF0977 2.00% 9/1/2052 (a)	248	197
Freddie Mac Pool #SD7060 2.00% 9/1/2052 (a)	98	77
Freddie Mac Pool #SD6082 2.50% 9/1/2052 (a)	474	393
Freddie Mac Pool #QF0923 2.50% 9/1/2052 (a)	250	208
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (a)	101	83
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (a)	35	29
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	10,099	8,759
Freddie Mac Pool #RA7918 4.00% 9/1/2052 (a)	291	271
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (a)	291	271
Freddie Mac Pool #QF0666 4.00% 9/1/2052 (a)	221	206
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	2,321	2,225
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	584	560
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	341	327
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	8,381	8,255
Freddie Mac Pool #QF2693 2.00% 10/1/2052 (a)	925	734
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	5,717	4,746
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (a)	5,800	5,406
Freddie Mac Pool #QF2221 4.00% 10/1/2052 (a)	3,884	3,620
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	552	514
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (a)	237	221
Freddie Mac Pool #QF1254 4.50% 10/1/2052 (a)	18,661	17,889
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	3,333	3,195
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)	3,072	2,946
Freddie Mac Pool #QF2368 4.50% 10/1/2052 (a)	2,798	2,682
Freddie Mac Pool #QF2009 4.50% 10/1/2052 (a)	266	255
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	226	217
Freddie Mac Pool #QF1352 5.00% 10/1/2052 (a)	23,041	22,702
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	2,171	2,139
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	41,173	41,471
Freddie Mac Pool #SD7486 2.50% 11/1/2052 (a)	206	171
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	111,491	105,533
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	38,882	36,786
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	4,083	3,915
Freddie Mac Pool #QF2960 4.50% 11/1/2052 (a)	2,729	2,617
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	52,032	52,219
Freddie Mac Pool #QF4602 2.50% 12/1/2052 (a)	178	148
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,559	2,217
Freddie Mac Pool #SD2066 4.00% 12/1/2052 (a)	1,976	1,839
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	94,678	93,291
Freddie Mac Pool #QF4623 5.00% 12/1/2052 (a)	77,335	76,199
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (a)	9,517	9,528
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	9,330	9,572
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (a)	2,217	1,846
Freddie Mac Pool #QF6264 2.50% 1/1/2053 (a)	145	120
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (a)	10,810	10,077
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	21,103	20,239
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	1,397	1,376
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	35,632	36,349
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	23,130	23,679
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (a)	368	377
Freddie Mac Pool #SD2246 6.00% 1/1/2053 (a)	54	56

21	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	USD1,720	$1,602
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	18,596	18,298
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	70,987	71,258
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	5,031	5,043
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (a)	4,355	4,371
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (a)	770	771
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (a)	444	445
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	15,283	15,588
Freddie Mac Pool #SD2618 6.00% 2/1/2053 (a)	13	13
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,780	2,588
Freddie Mac Pool #SD8306 4.50% 3/1/2053 (a)	358	343
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	19,532	19,566
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (a)	7,547	7,559
Freddie Mac Pool #QG0719 4.00% 4/1/2053 (a)	4,334	4,035
Freddie Mac Pool #QG2329 4.00% 4/1/2053 (a)	144	134
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	111	104
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	16,599	16,405
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	3,245	3,197
Freddie Mac Pool #QG0749 5.00% 4/1/2053 (a)	2,433	2,397
Freddie Mac Pool #QG1829 5.00% 4/1/2053 (a)	305	300
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	30,066	30,131
Freddie Mac Pool #QG1266 5.50% 4/1/2053 (a)	116	117
Freddie Mac Pool #RA9126 2.50% 5/1/2053 (a)	380	316
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	506	472
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	232	223
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	29,175	28,671
Freddie Mac Pool #QG3743 5.00% 5/1/2053 (a)	4,495	4,424
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	102,247	102,467
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	53,032	53,152
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (a)	6,135	6,156
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,465	3,488
Freddie Mac Pool #QG1719 5.50% 5/1/2053 (a)	45	46
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	102,931	104,862
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	16,941	17,271
Freddie Mac Pool #SD3214 4.00% 6/1/2053 (a)	18,428	17,175
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (a)	11,538	10,742
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (a)	11,386	10,907
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	23,891	23,479
Freddie Mac Pool #QG4778 5.00% 6/1/2053 (a)	271	267
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	114,638	114,870
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	13,752	13,795
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	7,387	7,453
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (a)	7,182	7,206
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (a)	32	32
Freddie Mac Pool #QG3775 5.50% 6/1/2053 (a)	21	21
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	59,443	60,550
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	48,387	49,447
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	20,852	21,229
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	17,066	17,474
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	14,739	15,062
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	10,467	10,716
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	8,206	8,464
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	3,005	3,061
Freddie Mac Pool #QG4096 6.00% 6/1/2053 (a)	463	471
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	6,823	7,100
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	5,914	6,154
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	5,711	5,966
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	5,559	5,805
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	3,915	4,094
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	2,994	3,125
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	1,885	1,954
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	1,650	1,745
Freddie Mac Pool #QG9079 5.00% 7/1/2053 (a)	2,391	2,354
Freddie Mac Pool #QG7072 5.00% 7/1/2053 (a)	1,565	1,539
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	399	393
Freddie Mac Pool #QG6394 5.00% 7/1/2053 (a)	209	206

The Bond Fund of America	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	USD46,667	$46,788
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	8,453	8,466
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	22,025	22,446
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	16,814	17,114
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	4,866	4,976
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	610	627
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (a)	353	293
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	4,792	4,463
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (a)	17,001	16,749
Freddie Mac Pool #QG9140 5.00% 8/1/2053 (a)	271	267
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (a)	5,004	5,040
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	78,346	79,987
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	536	546
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (a)	435	361
Freddie Mac Pool #SD8360 4.50% 9/1/2053 (a)	13,936	13,350
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	60,330	60,429
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	31,412	32,217
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	11,516	11,782
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	3,477	3,539
Freddie Mac Pool #SD3859 6.50% 9/1/2053 (a)	16,283	16,976
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (a)	497	413
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	9,029	7,821
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	6,002	5,908
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	25,566	25,608
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	79,030	80,451
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	6,886	7,013
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	7,504	7,761
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (a)	1,068	995
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	9,272	8,879
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	104,118	102,319
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	8,057	8,078
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	19,800	20,160
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	10,183	10,575
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	1,363	1,269
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	79,874	81,378
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	10,959	11,185
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	8,572	8,797
Freddie Mac Pool #QH5945 6.50% 12/1/2053 (a)	23,150	24,005
Freddie Mac Pool #QH6802 6.50% 12/1/2053 (a)	360	373
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (a)	47	48
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	5,293	4,200
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (a)	181	143
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (a)	13,436	11,190
Freddie Mac Pool #SD5369 2.50% 1/1/2054 (a)	103	86
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (a)	49,407	47,357
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	52,902	53,998
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	28,258	28,765
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	4,936	5,119
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	1,176	1,223
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	541	561
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (a)	— (b)	— (b)
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	1,352	1,258
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	10,750	10,758
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	26,721	27,265
Freddie Mac Pool #SD4896 6.00% 2/1/2054 (a)	16,165	16,513
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	12,287	12,504
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	6,900	7,070
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,713	4,796
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	36,623	38,031
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	15,051	15,603
Freddie Mac Pool #SD8403 6.50% 2/1/2054 (a)	18	19
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	60,534	60,579
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	29,091	29,251
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (a)	48,497	49,680
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	6,305	6,415
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	5,089	5,269

23	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI1060 6.50% 3/1/2054 (a)	USD2,085	$2,159
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	19,166	19,304
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	5,754	5,770
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	42,103	43,110
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	27,424	28,144
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	18,141	18,546
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	12,998	13,284
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	364	372
Freddie Mac Pool #RJ1879 6.00% 4/1/2054 (a)	215	218
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	10,073	10,486
Freddie Mac Pool #QI2664 6.50% 4/1/2054 (a)	7,273	7,532
Freddie Mac Pool #QI3488 6.50% 4/1/2054 (a)	6,127	6,332
Freddie Mac Pool #QI4230 6.50% 4/1/2054 (a)	3,090	3,194
Freddie Mac Pool #RJ1881 6.50% 4/1/2054 (a)	2,556	2,650
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	2,149	2,226
Freddie Mac Pool #RJ1873 2.50% 5/1/2054 (a)	1,077	894
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	35,395	35,639
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (a)	16,331	16,470
Freddie Mac Pool #QI5369 5.50% 5/1/2054 (a)	11,011	11,019
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	5,718	5,725
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	66,111	67,539
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (a)	10,419	10,633
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	7,060	7,184
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	444	455
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	61,416	63,962
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	17,471	18,198
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	15,669	16,328
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (a)	5,762	6,000
Freddie Mac Pool #QI5490 6.50% 5/1/2054 (a)	4,478	4,629
Freddie Mac Pool #QI5199 6.50% 5/1/2054 (a)	1,441	1,492
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	4,439	4,364
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	53,838	53,928
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	8,150	8,195
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	37,718	38,609
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	31,356	31,946
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	26,661	27,324
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	339	345
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	73,064	75,639
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	35,697	37,279
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	25,992	27,070
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,630	4,821
Freddie Mac Pool #RJ2270 6.50% 6/1/2054 (a)	2,941	3,040
Freddie Mac Pool #QI7015 6.50% 6/1/2054 (a)	1,494	1,547
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	651	680
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	39,481	39,510
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	17,126	17,154
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	11,592	11,601
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	64,965	66,189
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	50,453	51,880
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	23,532	23,975
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	15,490	15,758
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	10,109	10,300
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	6,758	6,883
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	4,275	4,382
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	643	656
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	66,660	68,896
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	19,674	20,488
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	9,939	10,289
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	2,718	2,830
Freddie Mac Pool #QJ0141 6.50% 7/1/2054 (a)	1,648	1,709
Freddie Mac Pool #QI9449 6.50% 7/1/2054 (a)	1,406	1,456
Freddie Mac Pool #QI9547 6.50% 7/1/2054 (a)	74	76
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (a)	21	22
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	15,670	15,419
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (a)	13,617	13,453
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	10,037	9,859

The Bond Fund of America	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	USD6,698	$6,579
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	48,138	48,292
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	30,832	30,940
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	27,615	27,670
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	10,855	10,933
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	5,077	5,109
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	38,602	39,342
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	18,724	19,077
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	13,379	13,607
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	3,894	3,996
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,515	2,573
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	472	481
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	40,587	42,270
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	20,932	21,800
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	14,707	15,306
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	8,748	9,063
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	7,599	7,916
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,602	2,710
Freddie Mac Pool #QJ8170 6.50% 8/1/2054 (a)	2,028	2,098
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	1,099	1,137
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	58,805	58,993
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	52,621	52,660
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	42,671	42,966
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	38,416	38,492
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (a)	12,902	12,944
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	11,466	11,474
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	8,723	8,800
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	36,101	36,917
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	8,650	8,813
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	4,717	4,826
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	4,440	4,557
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	4,135	4,243
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	2,645	2,695
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	1,657	1,686
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	78,198	80,822
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	24,045	25,087
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	18,116	18,785
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	18,002	18,651
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (a)	9,726	10,073
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	9,098	9,455
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	7,719	8,038
Freddie Mac Pool #QJ5545 6.50% 9/1/2054 (a)	6,620	6,843
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	6,598	6,834
Freddie Mac Pool #QJ3251 6.50% 9/1/2054 (a)	5,593	5,781
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	3,579	3,719
Freddie Mac Pool #QJ6026 6.50% 9/1/2054 (a)	3,550	3,670
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,316	3,454
Freddie Mac Pool #QJ3143 6.50% 9/1/2054 (a)	2,410	2,496
Freddie Mac Pool #QJ3158 6.50% 9/1/2054 (a)	2,176	2,254
Freddie Mac Pool #QJ4453 6.50% 9/1/2054 (a)	2,150	2,226
Freddie Mac Pool #QJ3931 6.50% 9/1/2054 (a)	1,283	1,328
Freddie Mac Pool #QJ3540 6.50% 9/1/2054 (a)	1,246	1,291
Freddie Mac Pool #QJ5450 6.50% 9/1/2054 (a)	1,210	1,254
Freddie Mac Pool #QJ6847 4.00% 10/1/2054 (a)	3,060	2,848
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	182	179
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	55,817	56,130
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	39,161	39,189
Freddie Mac Pool #RJ2622 5.50% 10/1/2054 (a)	62	62
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (a)	8,528	8,704
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	26	26
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	44,395	45,996
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	9,058	9,362
Freddie Mac Pool #QJ7032 6.50% 10/1/2054 (a)	7,421	7,669
Freddie Mac Pool #QJ6546 6.50% 10/1/2054 (a)	3,366	3,479
Freddie Mac Pool #QJ7387 6.50% 10/1/2054 (a)	1,875	1,942
Freddie Mac Pool #QJ5458 6.50% 10/1/2054 (a)	1,339	1,386

25	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QJ6336 6.50% 10/1/2054 (a)	USD251	$260
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (a)	22,014	21,090
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	19,158	18,344
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	59,096	57,965
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	267	262
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	126,610	126,703
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (a)	28,605	28,677
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	4,362	4,372
Freddie Mac Pool #QJ8904 5.50% 11/1/2054 (a)	288	288
Freddie Mac Pool #QJ8523 5.50% 11/1/2054 (a)	40	41
Freddie Mac Pool #RJ2845 6.00% 11/1/2054 (a)	21,693	22,095
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	10,239	10,413
Freddie Mac Pool #SD8476 6.00% 11/1/2054 (a)	36	36
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (a)	19,656	18,814
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	69,178	67,918
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	51,355	50,400
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	18,500	18,202
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	15,358	15,065
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	12,561	12,340
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	4,146	4,072
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (a)	22,020	22,057
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (a)	13,548	13,617
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	6,749	6,754
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	933	935
Freddie Mac Pool #QX0384 6.00% 12/1/2054 (a)	9,351	9,527
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	2,303	2,346
Freddie Mac Pool #QX3521 6.50% 12/1/2054 (a)	3,548	3,674
Freddie Mac Pool #QX1468 6.50% 12/1/2054 (a)	255	265
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (a)	29,235	29,389
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	20,368	20,378
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (a)	9,204	9,219
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	46,800	47,668
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	19,097	19,600
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	13,356	13,676
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	5,073	5,158
Freddie Mac Pool #RJ3241 6.50% 1/1/2055 (a)	12,172	12,692
Freddie Mac Pool #QX2153 6.50% 1/1/2055 (a)	1,890	1,957
Freddie Mac Pool #QX3464 6.50% 1/1/2055 (a)	1,542	1,597
Freddie Mac Pool #QX2526 6.50% 1/1/2055 (a)	1,542	1,594
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)	5,117	4,762
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	37,266	35,685
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	20,399	20,004
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	51,912	51,938
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	32,548	33,096
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	14,991	15,333
Freddie Mac Pool #QX5503 6.50% 2/1/2055 (a)	7,679	7,950
Freddie Mac Pool #QX4518 6.50% 2/1/2055 (a)	3,331	3,449
Freddie Mac Pool #QX6931 6.50% 2/1/2055 (a)	3,029	3,136
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	2,990	3,090
Freddie Mac Pool #QX4595 6.50% 2/1/2055 (a)	1,606	1,663
Freddie Mac Pool #SD8512 4.00% 3/1/2055 (a)	1,696	1,579
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	1,331	1,332
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	15,833	16,101
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	87,220	90,133
Freddie Mac Pool #QX8778 6.50% 3/1/2055 (a)	3,833	3,975
Freddie Mac Pool #QX9148 6.50% 3/1/2055 (a)	2,916	3,040
Freddie Mac Pool #QX9677 6.50% 3/1/2055 (a)	1,232	1,276
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	642	663
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (a)	36,163	33,650
Freddie Mac Pool #QY0231 4.00% 4/1/2055 (a)	998	929
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	6,978	6,842
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	33,410	33,972
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	14,605	14,851
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (a)	44,034	45,505
Freddie Mac Pool #RJ4421 6.50% 4/1/2055 (a)	7,077	7,330
Freddie Mac Pool #QY3208 6.50% 4/1/2055 (a)	151	156

The Bond Fund of America	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8530 4.00% 5/1/2055 (a)	USD39,994	$37,215
Freddie Mac Pool #QY2903 4.00% 5/1/2055 (a)	2,937	2,733
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	15,789	15,486
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (a)	11,525	11,531
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	3,772	3,835
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	1,531	1,557
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	1,409	1,433
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	12,823	12,574
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	118,644	118,703
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	64,321	65,399
Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029 (a)(c)	9,918	10,291
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (a)	99	100
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (a)	2,069	1,923
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031 (a)	1,000	897
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (a)	7,924	7,046
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (a)	1,659	1,739
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (a)	1,162	1,221
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	686	722
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026 (a)	400	395
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028 (a)	3,000	2,831
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028 (a)	172	172
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (a)(c)	1,680	1,675
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029 (a)	14,962	15,588
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (a)	2,113	1,980
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029 (a)	62	58
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	116,127	117,341
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (a)	7,501	6,675
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (a)	7,984	7,072
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (a)	5,000	4,429
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (a)	3,551	3,160
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(c)	24,842	24,845
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053 (a)	23	21
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (a)	187	169
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (a)	183	148
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	613	534
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (a)	55	50
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (a)	49	42
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(c)	19,429	18,255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (a)	2,797	2,605
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	4,969	4,256
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(c)	8,042	7,636
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	1,000	884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	23,982	22,405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	22,702	21,292
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	5,237	4,474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	7,420	6,695
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	4,630	4,157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (a)	3,885	3,748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	33,873	32,669
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	7,629	6,843
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	2,585	2,312
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	973	937
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	16,396	15,679
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	2,172	1,939
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	1,332	1,193
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	396	381
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	72,670	67,393
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	36,027	31,219
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	14,101	13,701
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	11,182	10,874
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	40,147	38,179
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	19,876	18,879
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	27,930	26,865
Government National Mortgage Assn. 3.50% 7/1/2055 (a)(e)	16,712	15,195
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(e)	102,292	102,458
Government National Mortgage Assn. 4.00% 8/1/2055 (a)(e)	7,979	7,418

27	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028 (a)	USD198	$194
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035 (a)	148	147
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039 (a)	250	247
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (a)	641	636
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	1,026	1,053
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041 (a)	59	57
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	920	925
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041 (a)	440	426
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041 (a)	98	95
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	2,962	2,879
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042 (a)	234	214
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043 (a)	741	675
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047 (a)	2,831	2,521
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047 (a)	1,239	1,103
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048 (a)	194	179
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048 (a)	1,538	1,421
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	29	29
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048 (a)	1,215	1,120
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048 (a)	1,919	1,769
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (a)	1,673	1,636
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049 (a)	25	24
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049 (a)	115	113
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	8,405	7,928
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (a)	1,466	1,433
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	240	233
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	58	58
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (a)	1,434	1,390
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	59,381	54,450
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (a)	361	351
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	14,029	11,440
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	1,290	1,091
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	20,022	16,323
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (a)	16,699	16,277
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	42,500	35,522
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	27,414	22,955
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	31,683	26,481
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (a)	20,328	17,053
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	8,566	7,202
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	30,184	25,340
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	8,762	7,453
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	10,139	8,625
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	1,589	1,344
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	6,275	5,338
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	2,797	2,343
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	497	420
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	88	75
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	18,350	16,253
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	1,015	863
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	13,875	12,286
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	34,064	31,091
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (a)	5,196	4,744
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (a)	719	612
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	35,504	31,444
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	6,579	6,012
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	140,196	127,917
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	44,972	42,055
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	55,853	52,331
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (a)	3,544	3,239
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (a)	1,754	1,638
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052 (a)	29	27
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052 (a)	1,071	1,006
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	27,844	26,047
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	18,082	16,897
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	178,866	172,252
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (a)	3,692	3,650
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053 (a)	8,747	8,625

The Bond Fund of America	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	USD2,834	$2,799
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	142,997	137,546
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	29,584	29,150
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	49,759	47,817
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	75,361	72,380
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (a)	41,119	40,472
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (a)	2,478	2,446
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	14,425	13,434
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (a)	567	516
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (a)	51	48
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	171,578	164,360
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054 (a)	67	63
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	37,917	35,282
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	34,570	32,168
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	56,846	52,894
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (a)	7,448	6,930
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (a)	3	3
Government National Mortgage Assn. Pool #725876 4.903% 9/20/2061 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (a)	2	2
Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061 (a)	1	1
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #776095 4.737% 2/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AG8238 4.908% 12/20/2064 (a)	2	2
Government National Mortgage Assn. Pool #AE9612 4.738% 1/20/2065 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	11,443	8,365
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(e)	36,838	33,670
Uniform Mortgage-Backed Security 2.50% 7/1/2040 (a)(e)	10,986	10,260
Uniform Mortgage-Backed Security 3.50% 7/1/2040 (a)(e)	37,000	35,710
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(e)	29,000	28,369
Uniform Mortgage-Backed Security 2.00% 8/1/2040 (a)(e)	5,162	4,707
Uniform Mortgage-Backed Security 2.50% 8/1/2040 (a)(e)	11,444	10,670
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (a)(e)	543,409	430,302
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(e)	217,139	180,070
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (a)(e)	5,574	4,824
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(e)	103,128	92,861
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(e)	36,177	33,643
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(e)	8	8
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(e)	2,726	2,672
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (a)(e)	58,374	58,370
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(e)	392,362	398,796
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(e)	47,971	50,510
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(e)	603,280	477,899
Uniform Mortgage-Backed Security 2.50% 8/1/2055 (a)(e)	1,042,287	864,514
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(e)	244,757	211,768
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (a)(e)	629,476	566,633
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(e)	76,544	71,168
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (a)(e)	192,479	195,425
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(e)	418,895	431,927
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (a)(e)	513,056	538,211
		25,952,137

Commercial mortgage-backed securities 2.74%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.7426%) 6.043% 6/15/2040 (a)(c)(d)	42,600	42,900
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (a)(d)	3,963	3,808
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (a)(d)	914	892
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(d)	22,113	21,162
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (a)(d)	3,803	3,521
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (a)(d)	3,833	3,508
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (a)(d)	3,366	3,161
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041 (a)(c)(d)	5,594	5,611
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (a)(c)(d)	11,688	11,932
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class B, 5.894% 11/10/2029 (a)(c)(d)	21,250	21,422

29	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.377% 11/10/2029 (a)(c)(d)	USD20,000	$20,250
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (a)(c)(d)	26,562	26,999
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048 (a)	2,750	2,740
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (a)	115	113
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028 (a)(c)	1,940	2,060
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (a)(c)	9,574	9,621
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (a)	1,639	1,614
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (a)	1,660	1,634
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	3,920	3,839
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	255	248
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (a)	135	132
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (a)	450	436
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (a)	230	234
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (a)(c)	5,777	6,009
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(c)	4,984	5,334
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(c)	3,632	3,890
Bank Commercial Mortgage Trust, Series 2024-BNK47, Class A5, 5.716% 6/15/2057 (a)	5,046	5,315
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (a)	8,275	8,575
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (a)	5,110	5,336
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (a)	6,927	7,263
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,763	3,934
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (a)(c)	20,329	21,345
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (a)(c)	7,094	7,415
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (a)(c)	27,995	29,302
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060 (a)	3,750	3,667
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (a)	510	501
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	313	306
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061 (a)	500	496
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (a)(c)	6,116	6,094
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	9,039	8,465
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061 (a)(c)	250	247
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061 (a)	477	473
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (a)	5,000	4,748
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (a)	2,000	1,870
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	1,654	1,490
Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (a)	13,090	13,686
Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (a)(c)	2,300	2,368
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.231% 3/15/2037 (a)(c)(d)	1,574	1,491
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (a)(c)	160	158
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (a)	1,087	1,124
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (a)(c)	600	640
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class AS, 7.703% 12/15/2056 (a)(c)	796	858
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057 (a)	3,338	3,536
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (a)	6,782	7,019
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(c)	394	415
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (a)	3,475	3,409
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (a)(c)	1,906	1,870
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (a)(c)	90	89
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	6,351	6,224
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (a)	5,135	5,003
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (a)	944	837
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053 (a)	1,000	987
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(c)	13,158	13,076
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (a)	18,592	16,114
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (a)	9,000	7,782
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053 (a)	1,450	1,223
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	1,600	1,382
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (a)	900	797
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (a)	24,661	21,735
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (a)	3,785	3,294
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054 (a)	5,000	4,401
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055 (a)	3,000	2,747
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (a)(c)	1,822	1,677
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (a)(c)	15,869	16,726
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	1,681	1,753

The Bond Fund of America	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (a)	USD4,967	$5,243
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (a)	730	684
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	19,538	20,218
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (a)(c)	2,180	2,269
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (a)	2,293	2,348
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (a)	25,295	26,539
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	14,669	15,357
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (a)	37,734	39,355
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058 (a)	16,299	17,072
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062 (a)	493	476
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062 (a)	5,000	4,676
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.804% 8/15/2026 (a)(c)(d)	34,299	34,346
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 6.362% 8/15/2026 (a)(c)(d)	9,118	9,129
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (a)(c)	400	402
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (a)	404	422
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (a)(c)	3,833	4,030
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (a)(c)	2,661	2,825
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (a)(c)	2,710	2,865
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (a)(c)	6,880	7,422
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(c)	2,955	3,097
BMO Mortgage Trust, Series 2024-C8, Class A5, 5.598% 3/15/2057 (a)(c)	200	209
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (a)	6,231	6,384
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (a)(c)	25,940	26,942
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (a)(c)	10,710	11,126
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	28,511	29,791
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (a)(c)	10,769	11,273
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.684% 6/15/2041 (a)(c)(d)	4,990	5,002
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.232% 8/15/2041 (a)(c)(d)	30,500	30,628
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.605% 12/15/2039 (a)(c)(d)	29,233	29,298
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.954% 12/15/2039 (a)(c)(d)	6,353	6,369
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 11/15/2026 (a)(c)(d)	47,843	47,954
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.054% 11/15/2026 (a)(c)(d)	10,568	10,596
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(c)(d)	53,930	54,337
BX Trust, Series 24-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.82% 7/15/2029 (a)(c)(d)	2,500	2,503
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (a)(c)(d)	26,199	26,234
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (a)(c)(d)	100,420	100,138
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036 (a)(c)(d)	26,561	26,545
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.174% 11/15/2036 (a)(c)(d)	63,396	63,376
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(c)(d)	21,832	21,866
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (a)(c)(d)	34,420	34,416
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (a)(c)(d)	56,831	56,832
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (a)(c)(d)	51,357	51,625
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (a)(c)(d)	3,760	3,763
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(c)(d)	12,836	13,022
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 11/15/2041 (a)(c)(d)	42,027	42,208
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.204% 11/15/2041 (a)(c)(d)	19,741	19,807
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(d)	18,146	18,653
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(c)(d)	960	942
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (a)(d)	5,963	5,771
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (a)(c)(d)	8,629	8,654
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652% 7/15/2041 (a)(c)(d)	7,911	7,937
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.368% 8/15/2041 (a)(c)(d)	4,807	4,808
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (a)(c)(d)	12,291	12,264
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (a)	1,000	963
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (a)	5,888	5,728
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (a)(c)(d)	5,000	5,235
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	140,201	144,901
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	1,525	1,506
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049 (a)	2,740	2,714
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (a)	500	491
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050 (a)	5,951	5,811
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (a)	2,930	2,865
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056 (a)	200	186

31	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (a)	USD805	$741
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047 (a)	13	13
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (a)	4,000	3,920
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (a)	825	805
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050 (a)	2,261	2,206
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048 (a)(c)	999	991
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (a)(c)	600	575
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (a)	2,330	2,285
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (a)	56	55
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (a)	2,000	1,867
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (a)(c)(d)	68,864	69,821
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(d)	6,865	7,168
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040 (a)(d)	7,957	8,354
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040 (a)(c)(d)	6,119	6,416
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	500	489
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (a)(c)(d)	10,124	10,208
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (a)(c)(d)	7,008	7,087
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (a)(c)(d)	15,673	15,687
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (a)(c)(d)	3,122	3,125
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (a)(c)(d)	3,090	3,094
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676% 7/15/2038 (a)(c)(d)	3,237	3,245
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	1,520	1,558
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (a)(c)(d)	3,468	3,473
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (a)(d)	16,156	16,557
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.123% 8/15/2039 (a)(c)(d)	29,925	30,064
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (a)(d)	6,073	5,342
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041 (a)(c)(d)	16,268	16,332
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(d)	15,326	15,419
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047 (a)	35	35
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048 (a)	1,643	1,637
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (a)	1,967	1,937
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049 (a)(c)	2,654	2,608
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (a)	378	368
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050 (a)	855	833
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	3,000	2,919
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	255	248
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053 (a)	174	162
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	7,483	6,752
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (a)	1,556	1,357
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (a)(c)(d)	55,153	55,260
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.054% 3/15/2042 (a)(c)(d)	7,392	7,401
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.354% 3/15/2042 (a)(c)(d)	1,408	1,409
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042 (a)(c)(d)	5,975	5,975
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(d)	12,107	12,446
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (a)(c)(d)	1,404	1,419
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(d)	89,186	92,031
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (a)(c)(d)	34,939	34,838
INTOWN Mortgage Trust, Series 2025-STAY, Class B, (1-month USD CME Term SOFR + 1.75%) 6.062% 3/15/2042 (a)(c)(d)	10,000	9,975
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.548% 9/15/2047 (a)(c)	100	94
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (a)	2,333	2,231
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	1,600	1,559
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	1,683	1,633
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052 (a)	975	874
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(d)	23,980	21,868

The Bond Fund of America	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(c)	USD5,095	$5,016
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (a)	1,000	985
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (a)(c)(d)	4,950	4,961
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (a)(c)(d)	1,912	1,933
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (a)(c)(d)	2,639	2,640
Morgan Stanley BAML Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2030 (a)	2,530	2,616
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047 (a)	525	523
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	443	436
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049 (a)	208	204
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049 (a)	3,000	2,921
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	5,280	5,215
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	1,730	1,701
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (a)(c)	120	112
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056 (a)(c)	3,463	3,738
Multi Family Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.305% 11/25/2053 (a)(c)(d)	769	799
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.155% 7/25/2054 (a)(c)(d)	4,044	4,208
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (a)(c)(d)	6,311	6,330
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.405% 5/25/2055 (a)(c)(d)	6,296	6,327
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(c)(d)	6,497	6,764
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (a)(c)(d)	1,848	1,916
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 6.004% 2/15/2042 (a)(c)(d)	11,881	11,787
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(d)	4,543	4,345
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(d)	1,000	918
ROCC Trust, Series 2024-CNTR, Class B, 5.93% 11/13/2041 (a)(d)	2,000	2,064
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (a)(c)(d)	7,079	7,079
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.053% 5/15/2039 (a)(c)(d)	486	484
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.576% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(f)	8,100	8,069
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.926% 5/15/2038 (a)(c)(d)	1,500	1,491
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (a)	10,178	10,021
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(d)	23,334	20,496
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.003% 7/15/2036 (a)(c)(d)	35,045	35,030
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038 (a)(c)(d)	43,155	43,141
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039 (a)(c)(d)	55,785	55,601
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (a)(c)(d)	21,716	21,591
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 6.154% 3/15/2042 (a)(c)(d)	9,804	9,741
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (a)	250	244
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.804% 11/15/2041 (a)(c)(d)	40,000	40,071
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.154% 11/15/2041 (a)(c)(d)	9,796	9,816
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.553% 11/15/2041 (a)(c)(d)	2,400	2,406
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048 (a)	3,295	3,286
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048 (a)	1,400	1,394
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048 (a)	1,137	1,130
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (a)	6,190	6,070
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (a)	380	370
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	6,370	6,283
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (a)	421	409
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050 (a)	1,154	1,131
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (a)(c)	2,000	1,932

33	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (a)	USD6,500	$6,419
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	3,898	3,682
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (a)(c)	2,520	2,384
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (a)	1,610	1,688
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057 (a)(d)	1,667	1,632
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	19,224	20,152
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (a)(c)	22,375	23,457
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058 (a)(c)	867	862
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.516% 9/15/2058 (a)(c)	1,000	939
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (a)	1,320	1,305
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (a)	3,853	3,764
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	510	503
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (a)(c)(d)	15,228	15,261
		2,575,340

Collateralized mortgage-backed obligations (privately originated) 2.27%
Angel Oak Mortgage Trust, Series 2023-6, Class A1, 6.50% 12/25/2067 (7.50% on 8/1/2027) (a)(d)(f)	5,811	5,855
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (a)(d)(f)	7,720	7,760
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (a)(d)(f)	30,251	30,372
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(d)(f)	7,318	7,305
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(c)(d)	8,640	7,805
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(d)	225	216
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(d)(f)	31,933	30,705
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(d)(f)	21,481	20,774
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(c)(d)	1,648	1,546
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(c)(d)	679	665
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(d)	2,414	2,215
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (a)(d)(f)	1,371	1,376
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (a)(d)(f)	2,511	2,502
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (a)(d)(f)	3,380	3,400
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.383% 9/25/2063 (8.383% on 10/1/2027) (a)(d)(f)	4,885	4,962
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(d)(f)	34,971	35,301
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (a)(d)(f)	11,569	11,637
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (a)(d)(f)	35,478	35,612
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(d)(f)	16,623	16,730
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(f)	9,178	9,236
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (a)	1,255	1,169
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(f)	6,584	6,620
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(c)(d)	1,404	1,392
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	2,075	2,057
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(d)	969	940
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	48,835	47,804
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(d)(f)	15,968	15,685
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(d)(f)	2,800	2,695
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (a)	1,760	1,731
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (a)(c)(d)	13,487	11,862
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (a)(c)(d)	12,226	10,850
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (a)(c)(d)	4,479	3,952
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (a)(c)(d)	1,481	1,327
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (a)(c)(d)	618	616
CIM Trust, Series 2020-R3, Class A1A, 4.00% 1/26/2060 (a)(c)(d)	3,503	3,377
CIM Trust, Series 2020-R3, Class A1B, 4.00% 1/26/2060 (a)(c)(d)	3,657	3,299
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	29,242	27,868
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (a)(c)(d)	7,556	5,767
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (a)(c)(d)	6,258	6,225
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (a)(c)(d)	6,514	6,465
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(d)(f)	14,505	14,352
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(c)(d)	341	319
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (a)(c)(d)	3,731	3,538
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M3, 3.00% 9/25/2064 (a)(c)(d)	1,500	1,269

The Bond Fund of America	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(d)(f)	USD1,881	$1,886
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(d)(f)	11,416	11,594
COLT Funding, LLC, Series 2023-3, Class A2, 7.432% 9/25/2068 (8.432% on 9/1/2027) (a)(d)(f)	2,368	2,405
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (a)(d)(f)	1,365	1,388
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (a)(d)(f)	11,250	11,276
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	4,088	3,692
Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 9.42% 7/25/2025 (a)(c)	2,776	2,779
Connecticut Avenue Securities Trust, Series 18-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 8.17% 10/25/2030 (a)(c)	8,385	9,068
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.055% 5/25/2042 (a)(c)(d)	1,472	1,507
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (a)(c)(d)	10,021	10,285
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 1/25/2043 (a)(c)(d)	779	796
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (a)(c)(d)	5,417	5,533
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (a)(c)(d)	2,825	2,853
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (a)(c)(d)	15,770	15,863
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.805% 10/25/2043 (a)(c)(d)	9,473	9,506
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 1/25/2044 (a)(c)(d)	6,364	6,363
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (a)(c)(d)	6,726	6,807
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.005% 1/25/2044 (a)(c)(d)	6,632	6,807
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (a)(c)(d)	2,812	2,812
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 2/25/2044 (a)(c)(d)	7,873	7,951
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (a)(c)(d)	2,822	2,822
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (a)(c)(d)	4,184	4,212
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.505% 5/25/2044 (a)(c)(d)	2,222	2,254
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.455% 9/25/2044 (a)(c)(d)	6,885	6,912
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (a)(c)(d)	6,313	6,342
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (a)(c)(d)	7,568	7,560
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (a)(c)(d)	2,338	2,341
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (a)(c)(d)	9,100	9,111
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (a)(c)(d)	414	407
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067 (a)(c)(d)	1,876	1,869
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (a)	85	88
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (a)	48	49
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (a)	444	458
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (a)	63	65
FARM Mortgage Trust, Series 2024-1, Class A1, 4.702% 10/1/2053 (a)(c)(d)	6,841	6,748
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.193% 8/1/2054 (a)(c)(d)	16,228	16,071
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (a)(c)(d)	18,979	18,965
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(d)	3,000	3,023
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(d)(f)	42,127	40,577
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(c)(d)	12,744	10,382
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(c)(d)	13,403	10,940
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (a)(c)(d)	2,268	1,930
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 9.97% 7/25/2028 (a)(c)	1,235	1,264

35	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 6.22% 7/25/2030 (a)(c)	USD2,421	$2,455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.705% 8/25/2033 (a)(c)(d)	5,000	5,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (a)(c)(d)	8,689	8,887
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (a)(c)(d)	1,981	1,996
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (a)(c)(d)	7,561	7,971
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (a)(c)(d)	9,372	9,424
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (a)(c)(d)	6,890	6,905
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (a)(c)(d)	22,169	22,277
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.305% 10/25/2044 (a)(c)(d)	8,892	8,892
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.355% 10/25/2044 (a)(c)(d)	8,575	8,580
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (a)(c)(d)	4,427	4,438
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (a)(c)(d)	6,461	6,467
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(c)(d)	6,659	6,678
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.12% 1/25/2050 (a)(c)(d)	37	37
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 8.305% 11/25/2050 (a)(c)(d)	9,000	9,967
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 7.305% 12/25/2050 (a)(c)(d)	4,475	4,781
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class B1, (30-day Average USD-SOFR + 2.65%) 6.955% 1/25/2051 (a)(c)(d)	6,000	6,305
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (a)(d)(f)	4,401	4,420
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(f)	22,620	22,819
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(c)(d)	10,145	9,203
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(d)(f)	5,763	5,618
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(d)(f)	4,873	4,726
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(d)	23,233	22,377
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (a)(d)	892	880
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(d)(f)	12,932	13,018
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (a)(d)(f)	4,363	4,394
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(d)(f)	21,059	21,128
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(d)(f)	14,535	14,532
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(c)(d)	17,106	17,329
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(c)(d)	2,182	2,175
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.267% 12/25/2049 (a)(c)(d)	1,060	990
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (a)(c)(d)	6,811	6,893
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(d)	2,553	2,573
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(d)	10,052	10,057
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (5.75% on 5/25/2025) (a)(d)(f)	3,889	3,879
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (a)(d)	7,677	7,682
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(d)(f)	10,703	10,690
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(c)(d)	18,454	16,815
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(d)(f)	3,278	3,270
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(f)	19,956	20,092
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (a)(c)(d)	3,000	2,948
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (a)(c)(d)	2,565	2,483
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (a)(c)(d)	39	39
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	11,711	11,939
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV3, Class A1, 6.50% 6/25/2054 (a)(c)(d)	9,014	9,217
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(d)(f)	10,574	10,692
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (a)(c)(d)	1,406	1,380

The Bond Fund of America	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (a)(c)(d)	USD6,597	$6,325
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065 (a)(d)(f)	3,849	3,875
New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025) (a)(d)(f)	3,109	3,107
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(d)	5,246	4,859
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (a)(c)(d)	8,748	8,624
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (a)(d)(f)	2,116	2,118
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (a)(d)(f)	3,360	3,358
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (a)(d)(f)	5,145	5,162
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(d)(f)	5,444	5,466
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(d)(f)	18,099	18,231
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (a)(c)(d)	14,469	14,454
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (a)(d)(f)	45,370	45,392
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(d)(f)	34,137	34,194
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (a)(d)(f)	4,147	4,202
Onslow Bay Financial, LLC, Series NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027) (a)(d)(f)	12,666	12,770
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027) (a)(d)(f)	4,745	4,786
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (a)(d)(f)	2,709	2,733
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (a)(d)(f)	6,251	6,278
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(d)(f)	36,713	36,991
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (a)(d)(f)	7,947	8,054
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(f)	23,760	24,020
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(d)(f)	35,313	35,641
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(d)(f)	20,712	20,952
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(d)(f)	40,122	39,996
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(d)(f)	7,804	7,852
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(d)(f)	16,593	16,651
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(f)	33,188	33,392
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(f)	5,532	5,556
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	7,849	7,916
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(c)(d)	7,002	6,213
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (a)(d)(f)	3,614	3,671
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (a)(d)	8,547	8,044
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (a)(d)	12,534	11,760
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (a)(d)	15,589	14,690
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(d)	4,892	4,769
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(d)	6,968	6,802
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (a)(d)	17,169	16,455
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (a)(d)	15,372	14,690
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (a)(c)(d)	6,434	5,979
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(c)(d)	3,969	3,766
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(d)	7,020	6,626
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (a)(d)	424	396
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(d)	9,139	8,612
Progress Residential Trust, Series 2025-SFR2, Class C, 3.555% 4/17/2042 (a)(d)	2,519	2,336
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(f)	3,632	3,478
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (a)(c)(d)	22,534	22,683
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (a)(c)(d)	1,379	1,381
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 5.274% 7/25/2037 (a)(c)	6,905	5,204
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054 (a)(c)(d)	2,204	2,195
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.246% 3/25/2054 (a)(c)(d)	1,500	1,484
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.481% 2/25/2055 (a)(c)(d)	4,000	3,952
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.009% 5/25/2055 (a)(c)(d)	13,290	13,079
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(d)	4,241	4,173
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.585% 8/25/2055 (a)(c)(d)	3,200	2,895
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (a)(c)(d)	4,241	4,209
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.097% 4/25/2056 (a)(c)(d)	3,460	3,406
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (a)(c)(d)	1,088	1,080
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057 (a)(c)(d)	1,045	1,040
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (a)(c)(d)	1,000	968

37	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (a)(c)(d)	USD289	$282
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057 (a)(c)(d)	1,575	1,444
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (a)(c)(d)	474	465
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (a)(c)(d)	5,500	5,259
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058 (a)(c)(d)	10,000	9,728
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(d)	3,539	3,498
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 3/25/2058 (a)(c)(d)	10,000	9,739
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (a)(c)(d)	4,000	3,471
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (a)(c)(d)	109	108
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.704% 12/25/2058 (a)(c)(d)	5,302	5,141
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058 (a)(c)(d)	3,615	3,269
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (a)(c)(d)	3,000	2,547
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (a)(c)(d)	3,090	2,820
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(d)	16,237	14,738
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.75% 11/25/2060 (a)(c)(d)	6,736	6,537
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (a)(d)	1,556	1,506
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (a)(c)(d)	11,492	11,726
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.107% 7/25/2065 (a)(c)(d)	3,722	3,775
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (d)(g)	8,992	8,992
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(d)	27,269	26,509
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(d)	3,428	3,439
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (a)(d)	7,963	8,002
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (a)(d)	1,536	1,531
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (a)(d)	4,136	4,155
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (a)(d)	6,434	6,432
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (a)(d)	2,116	2,101
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(d)	20,928	20,818
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (a)(d)	10,438	10,412
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(d)	28,818	28,430
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (a)(d)(f)	3,895	3,893
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(d)(f)	16,571	16,593
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(d)(f)	4,859	4,866
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (a)(d)(f)	382	385
Verus Securitization Trust, Series 2023-6, Class A1, 6.665% 9/25/2068 (7.665% on 9/1/2027) (a)(d)(f)	2,658	2,691
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (a)(d)(f)	1,312	1,332
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(d)(f)	11,976	12,068
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(d)(f)	33,610	34,003
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(d)(f)	1,844	1,863
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(f)	34,337	34,733
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (a)(d)(f)	3,469	3,509
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (a)(d)(f)	4,242	4,299
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(d)(f)	17,537	17,653
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (a)(d)(f)	4,210	4,238
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (a)(d)(f)	16,491	16,495
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(c)(d)	5,554	5,542
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (a)(d)(f)	10,841	10,844
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(d)	31,457	31,462
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (a)(d)(f)	6,230	6,240
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(d)	15,748	15,783
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (a)(c)(d)	4,752	4,773
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(d)(f)	3,629	3,651
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(d)(f)	2,434	2,460
		2,133,844
Total mortgage-backed obligations		30,661,321
Corporate bonds, notes & loans 30.58%
Financials 9.91%
200 Park Funding Trust 5.74% 2/15/2055 (d)	9,500	9,381
AerCap Ireland Capital DAC 2.45% 10/29/2026	19,534	19,037
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(d)(g)(h)	64,296	63,814
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (f)	EUR9,525	10,385
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (d)(f)	USD34,534	36,554
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (d)(f)	20,975	21,640
Ally Financial, Inc. 8.00% 11/1/2031	22,786	25,768

The Bond Fund of America	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034) (f)	USD2,500	$2,551
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR4,540	5,601
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	38,656	50,474
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	27,109	34,023
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)	USD4,374	4,400
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (f)	10,000	10,116
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (f)	5,000	5,199
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (f)	15,933	16,274
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	8,649	9,426
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	14,179	14,318
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (f)	10,525	10,660
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	33,587	34,299
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	44,992	46,608
American International Group, Inc. 4.85% 5/7/2030	1,353	1,375
American International Group, Inc. 5.125% 3/27/2033	32,129	32,684
American International Group, Inc. 5.45% 5/7/2035	14,483	14,859
American International Group, Inc. 4.375% 6/30/2050	6,730	5,640
AmWINS Group, Inc. 6.375% 2/15/2029 (d)	11,890	12,126
Aon Corp. 2.60% 12/2/2031	750	665
Aon Corp. 5.35% 2/28/2033	6,206	6,392
Aon Corp. 3.90% 2/28/2052	2,000	1,485
Aon North America, Inc. 5.15% 3/1/2029	22,500	23,050
Aon North America, Inc. 5.30% 3/1/2031	4,500	4,657
Aon North America, Inc. 5.45% 3/1/2034	30,673	31,523
Aon North America, Inc. 5.75% 3/1/2054	10,789	10,645
Arthur J. Gallagher & Co. 4.85% 12/15/2029	25,500	25,890
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,000	2,029
Arthur J. Gallagher & Co. 5.15% 2/15/2035	40,000	40,042
Arthur J. Gallagher & Co. 5.55% 2/15/2055	25,500	24,476
Athene Global Funding 4.83% 5/9/2028 (d)	20,000	20,118
Athene Holding, Ltd. 6.625% 5/19/2055	14,536	14,991
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (d)	1,518	1,655
Banco de Credito Social Cooperativo, SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (f)	EUR6,200	8,292
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (f)	23,800	28,992
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (f)	10,000	12,511
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (f)	10,000	12,741
Banco Santander, SA 5.147% 8/18/2025	USD15,200	15,212
Banco Santander, SA 5.294% 8/18/2027	9,800	9,967
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	7,800	7,536
Banco Santander, SA 5.565% 1/17/2030	13,000	13,501
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	19,965	18,586
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (f)	3,343	3,352
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026) (f)	29,913	29,348
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	35,000	34,027
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	314	314
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (f)	4,415	4,467
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (f)	17,490	17,100
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	30,222	28,333
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	18,187	17,027
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	22,486	23,053
Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030) (f)	411	375
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030) (f)	9,293	8,498
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (f)	4,338	3,813
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	18,389	16,041
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	64,850	56,529
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (f)	9,128	9,636
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (f)	13,440	13,824
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (f)	35,549	36,466
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040) (f)	530	378
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051) (f)	410	265
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (f)	12,000	11,827

39	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (d)(f)	USD32,600	$32,707
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (d)(f)	9,200	8,915
Bank of Montreal 5.30% 6/5/2026	10,000	10,088
Bank of Montreal 5.203% 2/1/2028	2,000	2,046
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (f)	15,000	15,072
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (f)	10,000	10,360
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	28,345	29,028
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (f)	77,296	78,951
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	16,601	16,998
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (f)	13,351	13,581
Bank of New York Mellon Corp. 4.441% 6/9/2028 (USD-SOFR + 0.68% on 6/9/2027) (f)	4,000	4,023
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (c)	30,427	31,072
Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,354
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,307
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	14,520
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (d)	USD30,000	30,346
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (f)	20,000	22,706
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026) (f)	15,000	15,155
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	20,000	20,158
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (f)	7,000	7,402
Barclays PLC 5.785% 2/25/2036 (USD-SOFR + 1.59% on 2/25/2035) (f)	10,000	10,226
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(f)	4,290	4,416
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)(f)	14,100	14,922
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	6,576
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (d)	5,375	5,559
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033 (d)	1,020	1,094
Blackstone, Inc. 5.00% 12/6/2034	26,319	26,215
Block, Inc. 2.75% 6/1/2026	8,000	7,838
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (d)(f)	7,750	7,525
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(f)	25,187	23,354
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (d)(f)	88,800	91,208
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (d)(f)	15,115	15,409
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (d)(f)	214	192
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)	3,350	3,558
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (d)(f)	20,094	19,932
BPCE SA 0.895% 12/14/2026	JPY500,000	3,457
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (d)(f)	USD15,000	15,104
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (d)(f)	5,000	4,836
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (d)(f)	56,713	60,080
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (d)(f)	26,614	27,408
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(f)	33,000	34,241
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(f)	23,408	23,843
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (d)(f)	6,657	6,825
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(f)	78,084	82,040
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(f)	61,148	63,016
Brown & Brown, Inc. 4.90% 6/23/2030	13,746	13,882
Brown & Brown, Inc. 5.25% 6/23/2032	6,133	6,259
Brown & Brown, Inc. 5.55% 6/23/2035	40,332	41,143
Brown & Brown, Inc. 6.25% 6/23/2055	24,803	25,591
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(f)	13,150	13,671
CaixaBank, SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (d)(f)	15,000	15,041
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(f)	73,421	75,954
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (d)(f)	14,000	14,061
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (d)(f)	13,526	14,864
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (d)(f)	29,785	31,180
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(f)	68,604	69,334
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	20,000	20,370
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	12,352
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (f)	13,112	13,119
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (f)	22,812	23,376
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	183

The Bond Fund of America	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025) (f)	USD16,000	$16,000
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027) (f)	16,300	16,426
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	4,165	4,266
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (f)	10,149	10,501
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029) (f)	28,470	29,303
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	4,196	4,376
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (f)	25,304	26,100
Capital One, National Association 3.45% 7/27/2026	2,343	2,318
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	15,000	15,552
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (f)	5,000	5,307
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	5,188	4,632
Chubb INA Holdings, LLC 3.35% 5/3/2026	100	99
Chubb INA Holdings, LLC 5.00% 3/15/2034	48,263	49,196
Chubb INA Holdings, LLC 4.35% 11/3/2045	100	87
Citibank, NA 4.914% 5/29/2030	30,375	30,966
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (f)	5,000	4,902
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (f)	15,570	15,230
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (f)	30,000	30,219
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	4,380	4,470
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	55,418	55,178
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (f)	18,707	17,156
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	18,362	18,576
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (f)	48,946	44,402
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (f)	763	676
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	24,126	21,101
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	1,810	1,693
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (f)	1,490	1,487
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (f)	39,666	42,726
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034) (f)	11,505	11,744
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	3,315	3,406
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	25,356	25,565
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)	65,428	67,781
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (f)	69,762	72,196
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (f)	12,944	13,959
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)	17,450	15,568
Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	17,036
Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	17,294
Corebridge Financial, Inc. 4.35% 4/5/2042	208	175
Corebridge Financial, Inc. 4.40% 4/5/2052	739	592
Corebridge Global Funding 4.65% 8/20/2027 (d)	9,280	9,349
Corebridge Global Funding 4.90% 1/7/2028 (d)	10,570	10,734
Corebridge Global Funding 5.20% 6/24/2029 (d)	15,000	15,359
Corebridge Global Funding 4.90% 12/3/2029 (d)	15,000	15,225
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (d)(f)	9,050	8,878
Credit Agricole SA 4.631% 9/11/2028 (USD-SOFR + 1.21% on 9/11/2027) (d)(f)	24,000	24,039
Credit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029) (d)(f)	15,000	15,348
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (d)(f)	9,000	9,104
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (d)(f)	14,200	13,721
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (d)(f)	19,150	19,088
Deutsche Bank AG 4.10% 1/13/2026	16,415	16,362
Deutsche Bank AG 4.10% 1/13/2026	4,936	4,921
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025) (f)	1,895	1,896
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	11,265	11,152
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (f)	7,493	7,684
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (f)	83,524	81,064
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	168,642	163,849
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (f)	45,818	46,586
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	62,458	65,625
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	59,263	63,249
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)	22,395	22,570
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	56,410	52,785
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031) (f)	23,000	21,077
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	25,825	25,693

41	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025) (d)(f)	USD2,882	$2,861
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (d)(f)	8,037	7,834
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR10,715	12,531
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	21,171	24,742
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	25,825	33,488
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	73,505	94,269
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (f)	6,720	8,130
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	4,490	5,625
Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD22,429	21,947
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	1,285	1,354
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	4,024	4,070
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)	63,593	66,199
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (f)	66,153	66,519
First Citizens BancShares, Inc. 6.254% 3/12/2040 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.97% on 3/12/2035) (f)	17,287	17,245
Fiserv, Inc. 3.50% 7/1/2029	406	391
Fiserv, Inc. 2.65% 6/1/2030	900	825
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	300	279
Five Corners Funding Trust III 5.791% 2/15/2033 (d)	12,060	12,551
GA Global Funding Trust 5.50% 4/1/2032 (d)	22,500	22,884
Global Payments, Inc. 2.90% 5/15/2030	631	580
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	25,000	24,143
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	1,010	978
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	10,000	9,864
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	42,000	42,344
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028) (f)	5,000	4,921
Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	3,036
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	9,194
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	63,741	66,365
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	50,090	50,933
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	10,545	10,579
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (f)	29,100	29,790
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	47,619	48,830
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (f)	1,478	1,331
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (f)	2,776	2,912
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (f)	37,331	37,672
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	6,333	6,259
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	28,337	29,070
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	15,674	11,231
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (f)	20,174	20,189
Hanwha Life Insurance Co., Ltd. 6.30% 6/24/2055 (d)(f)	2,000	2,062
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 4.50% 10/7/2025	3,760	3,759
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.29% 8/14/2027 (c)	13,000	13,119
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (f)	17,790	18,130
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (f)	14,472	14,532
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	3,357	3,566
HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027) (f)	45,000	45,582
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	60,285	56,171
HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,204
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (f)	5,278	5,393
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.29% 5/13/2031 (c)	7,250	7,294
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (f)	2,500	2,546
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (f)	40,267	35,788
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	648	573
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (f)	11,963	13,816
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (f)	29,437	32,934
HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029) (f)	GBP5,190	7,869
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	USD31,448	31,633
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (f)	8,163	8,399
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (f)	15,000	15,374
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	12,000	12,223
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.164% 12/15/2036 (c)	AUD10,280	6,839
Intercontinental Exchange, Inc. 5.25% 6/15/2031	USD16,268	16,872
Intercontinental Exchange, Inc. 4.60% 3/15/2033	16,190	16,145

The Bond Fund of America	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intercontinental Exchange, Inc. 4.95% 6/15/2052	USD683	$619
Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	81
Intesa Sanpaolo SpA 7.00% 11/21/2025 (d)	20,450	20,613
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	24,105	24,161
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)	10,275	10,144
Intesa Sanpaolo SpA 3.875% 1/12/2028 (d)	4,974	4,881
Intesa Sanpaolo SpA 4.00% 9/23/2029 (d)	3,000	2,928
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(f)	20,025	23,254
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(f)	37,375	41,969
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025) (f)	355	350
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	7,980	7,816
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	10,000	10,220
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	34,937	35,280
JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027) (f)	17,500	17,354
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (f)	14,275	13,953
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	23,168	23,653
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	26,203	26,545
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (f)	13,250	13,391
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	31,483	31,583
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	875	871
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	5,016	5,151
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	10,503	10,908
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	7,120	7,252
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (f)	28,329	26,421
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	41,183	41,332
JPMorgan Chase & Co. 4.493% 3/24/2031 (3-month USD CME Term SOFR + 3.79% on 3/24/2030) (f)	3,148	3,145
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)	17,432	17,869
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (f)	12,016	10,415
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	24,591	21,332
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	21,019	18,510
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	5,729	5,832
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (f)	15,116	15,576
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	59,266	61,443
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (f)	24,279	24,350
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051) (f)	2,726	1,912
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	19,035	18,539
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (d)(f)	14,200	14,667
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (d)(f)	4,550	4,604
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (d)(f)	2,318	2,485
Kookmin Bank 5.375% 5/8/2027 (d)	3,270	3,337
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (f)	312	304
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027) (f)	25,400	25,098
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (f)	8,100	8,375
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (f)	13,659	14,190
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	13,132	13,485
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)	62,268	67,545
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (f)	61,295	64,751
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033) (f)	46,880	46,292
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	221	198
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	15,000	15,240
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	32,313	32,321
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	2,000	1,968
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	875	550
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	950	917
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	26,617	25,673

43	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mastercard, Inc. 4.95% 3/15/2032	USD5,545	$5,708
Mastercard, Inc. 4.875% 5/9/2034	8,783	8,892
Mastercard, Inc. 4.55% 1/15/2035	30,692	30,195
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (d)(f)	6,000	5,915
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035) (d)(f)	7,500	7,504
Met Tower Global Funding 5.40% 6/20/2026 (d)	10,000	10,105
Met Tower Global Funding 5.25% 4/12/2029 (d)	12,000	12,359
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (d)(f)	100	110
MetLife, Inc. 3.60% 11/13/2025	100	100
MetLife, Inc. 4.55% 3/23/2030	417	423
MetLife, Inc. 5.375% 7/15/2033	9,814	10,221
MetLife, Inc. 5.30% 12/15/2034	4,000	4,111
MetLife, Inc. 4.60% 5/13/2046	800	709
Metropolitan Life Global Funding I 0.95% 7/2/2025 (d)	5,764	5,763
Metropolitan Life Global Funding I 3.45% 12/18/2026 (d)	2,315	2,290
Metropolitan Life Global Funding I 5.05% 1/6/2028 (d)	1,418	1,448
Metropolitan Life Global Funding I 5.40% 9/12/2028 (d)	6,000	6,219
Metropolitan Life Global Funding I 4.85% 1/8/2029 (d)	15,000	15,282
Metropolitan Life Global Funding I 4.30% 8/25/2029 (d)	884	881
Metropolitan Life Global Funding I 4.90% 1/9/2030 (d)	5,000	5,104
Metropolitan Life Global Funding I 2.95% 4/9/2030 (d)	980	918
Metropolitan Life Global Funding I 2.40% 1/11/2032 (d)	3,250	2,815
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	2,068	2,100
Metropolitan Life Global Funding I 5.05% 1/8/2034 (d)	2,000	2,018
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	10,000	10,264
Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029) (f)	10,000	10,263
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	631	639
Mitsubishi UFJ Financial Group, Inc. 5.574% 1/16/2036 (10-year UST Yield Curve Rate T Note Constant Maturity + 0.95% on 1/16/2035) (f)	3,500	3,598
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026) (f)	10,000	9,720
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	15,000	15,434
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (f)	16,000	16,474
Morgan Stanley 4.754% 4/21/2026	25,000	25,074
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025) (f)	1,121	1,121
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	2,884	2,798
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (f)	2,594	2,653
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (f)	3,500	3,543
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	3,000	3,044
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (f)	2,750	2,829
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (f)	4,220	4,471
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (f)	38,200	39,008
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	31,689	32,922
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	43,094	43,185
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	25,000	25,599
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (f)	13,726	12,660
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	44,963	46,104
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	10,323	8,835
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (f)	12,622	13,229
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	16,861	17,074
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	49,693	51,030
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	29,438	30,516
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032) (f)	13,453	13,408
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (f)	22,250	21,760
Morgan Stanley Bank, N.A. 5.016% 1/12/2029 (USD-SOFR + 0.906% on 1/12/2028) (f)	10,999	11,172
Nasdaq, Inc. 5.35% 6/28/2028	1,356	1,397
National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,193
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,124

The Bond Fund of America	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
National Australia Bank, Ltd. 4.787% 1/10/2029	USD12,000	$12,273
National Australia Bank, Ltd. 5.181% 6/11/2034 (d)	1,243	1,287
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	20,000	20,179
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	20,000	20,365
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (f)	7,500	7,316
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (f)	9,464	9,394
Navient Corp. 5.00% 3/15/2027	6,250	6,229
Navient Corp. 5.625% 8/1/2033	3,000	2,761
New York Life Global Funding 0.85% 1/15/2026 (d)	3,803	3,733
New York Life Global Funding 3.25% 4/7/2027 (d)	2,164	2,137
New York Life Global Funding 4.90% 6/13/2028 (d)	7,500	7,658
New York Life Global Funding 4.60% 6/3/2030 (d)	3,000	3,028
New York Life Global Funding 1.20% 8/7/2030 (d)	4,913	4,204
New York Life Global Funding 4.55% 1/28/2033 (d)	3,067	3,003
New York Life Global Funding 5.35% 1/23/2035 (d)	20,000	20,533
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (d)(f)	18,201	18,855
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.29% 7/2/2027 (c)	5,000	5,036
Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,334
Nomura Holdings, Inc. 5.783% 7/3/2034	17,188	17,790
NongHyup Bank 4.875% 7/3/2028 (d)	13,213	13,428
Northwestern Mutual Global Funding 0.80% 1/14/2026 (d)	2,062	2,023
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (d)	12,000	12,243
Omnis Funding Trust 6.722% 5/15/2055 (d)	6,000	6,222
OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,697
Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025) (f)	2,250	2,239
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,586
PayPal Holdings, Inc. 4.40% 6/1/2032	15,247	15,074
PayPal Holdings, Inc. 5.05% 6/1/2052	10,000	9,235
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR2,565	3,289
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	1,285	1,578
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	14,520	18,997
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (f)	73,825	92,219
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (f)	USD12,617	12,625
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (f)	25,000	25,194
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (f)	10,000	10,247
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	44,755	46,358
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029) (f)	21,142	21,909
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (f)	14,312	14,691
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (f)	10,000	10,026
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (f)	1,046	1,113
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (f)	1,174	1,243
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	30,840	34,488
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	3,375	3,508
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	41,150	42,429
Power Finance Corp., Ltd. 3.95% 4/23/2030	27,000	25,898
Prudential Financial, Inc. 3.905% 12/7/2047	700	548
Prudential Financial, Inc. 4.418% 3/27/2048	1,000	844
Prudential Financial, Inc. 3.70% 3/13/2051	5,583	4,109
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	10,167
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 6.46% 8/25/2036 (c)	AUD12,200	8,118
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028) (f)	GBP5,690	7,198
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026) (f)	USD4,000	4,024
RenaissanceRe Holdings, Ltd. 5.80% 4/1/2035	7,576	7,789
RGA Global Funding 5.25% 1/9/2030 (d)	15,000	15,399
Royal Bank of Canada 3.625% 5/4/2027	748	741
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,681
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (f)	43,788	43,876
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (f)	50,212	51,264
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (f)	25,000	25,383
Royal Bank of Canada 5.00% 2/1/2033	7,246	7,361

45	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (f)	USD9,300	$9,406
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (f)	10,775	10,434
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)	20,950	21,849
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (f)	13,107	13,330
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (f)	3,644	3,821
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029) (f)	18,925	19,702
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)	54,700	55,695
Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027) (f)	7,500	7,263
Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD-LIBOR + 1.40% on 11/3/2027) (f)(i)	7,500	7,352
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (d)	10,000	10,229
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (d)(f)	9,200	8,937
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029) (d)(f)	4,930	5,301
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (d)(f)	7,000	6,975
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (f)	5,200	5,182
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (d)(f)	17,360	18,068
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (d)(f)	2,554	2,305
State Street Corp. 4.543% 4/24/2028 (USD-SOFR + 0.95% on 4/24/2027) (f)	5,452	5,489
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (f)	430	446
State Street Corp. 4.729% 2/28/2030	25,000	25,385
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (f)	254	253
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	35,398	36,172
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (f)	6,895	6,978
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,422
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,817
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,915
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	449
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (d)	10,000	10,379
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.005% 6/1/2037 (c)	AUD7,500	4,996
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.355% 12/1/2038 (c)	50	34
Svenska Handelsbanken AB 5.50% 6/15/2028 (d)	USD5,000	5,168
Swedbank AB 6.136% 9/12/2026 (d)	12,825	13,104
Synchrony Bank 5.40% 8/22/2025	17,000	16,997
Synchrony Bank 5.625% 8/23/2027	17,000	17,341
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029) (f)	56,792	58,393
Synchrony Financial 2.875% 10/28/2031	25,000	21,703
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 8/14/2025) (f)	20,000	20,262
Toronto-Dominion Bank (The) 0.75% 9/11/2025	23,900	23,718
Toronto-Dominion Bank (The) 4.568% 12/17/2026	8,891	8,928
Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,384
Toronto-Dominion Bank (The) 4.861% 1/31/2028	20,000	20,289
Toronto-Dominion Bank (The) 4.783% 12/17/2029	2,317	2,345
Toronto-Dominion Bank (The) 4.808% 6/3/2030	34,000	34,334
Travelers Companies, Inc. 2.55% 4/27/2050	1,601	960
Travelers Companies, Inc. 5.45% 5/25/2053	1,773	1,736
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (f)	10,000	10,016
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	6,099	6,598
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	4,343	4,474
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (f)	8,394	8,524
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	24,833	25,324
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	5,000	5,225
U.S. Bancorp 3.10% 4/27/2026	7,000	6,931
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	31,436	31,647
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (f)	1,500	1,558
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	21,099	21,728
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (f)	13,200	13,441
U.S. Bancorp 5.083% 5/15/2031 (USD-SOFR + 1.296% on 5/15/2030) (f)	19,000	19,386
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (f)	20,000	20,388
UBS AG 7.50% 2/15/2028	17,000	18,343
UBS Group AG 4.55% 4/17/2026	7,000	7,002
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026) (d)(f)	20,000	20,122

The Bond Fund of America	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (d)(f)	USD10,300	$10,114
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (d)(f)	38,389	37,669
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026) (d)(f)	50,000	50,110
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (d)(f)	19,621	18,981
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (d)(f)	6,750	6,792
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027) (d)(f)	6,000	6,235
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028) (d)(f)(i)	16,485	16,234
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028) (d)(f)	7,400	7,775
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(f)	35,400	36,364
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029) (d)(f)(i)	16,600	15,668
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (d)(f)	62,000	64,394
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (d)(f)	102,500	100,394
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (d)(f)	44,462	38,471
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (d)(f)	67,840	61,600
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (d)(f)	15,694	13,698
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (d)(f)	15,625	19,325
UniCredit SpA 4.625% 4/12/2027 (d)	17,010	17,010
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026) (d)(f)	8,430	8,162
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,682
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025 (d)(g)(j)	500	— (b)
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	53,097	54,268
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	225	217
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	38,248	38,577
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)	21,850	22,159
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	32,069	33,118
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (f)	20,000	21,141
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (f)	37,105	38,014
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (f)	5,093	4,760
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (f)	17,523	17,981
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	50,561	51,798
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (f)	3,293	3,008
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	35,000	35,827
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (f)	1,038	1,072
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	1,056	1,155
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	3,657	3,673
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	55,578	57,390
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	49,366	42,100
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (f)	11,339	10,963
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (f)	23,100	20,385
Westpac Banking Corp. 2.963% 11/16/2040	4,500	3,334
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,165	2,059
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,000	910
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	5,000	3,870
		9,323,861

Utilities 3.85%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,979
AEP Texas, Inc. 3.45% 5/15/2051	1,563	1,053
AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,069
AEP Transmission Co., LLC 5.15% 4/1/2034	21,075	21,357
AEP Transmission Co., LLC 5.375% 6/15/2035	3,025	3,092
AES Andes SA 6.30% 3/15/2029 (d)	7,753	7,977
Alabama Power Co. 3.00% 3/15/2052	22,980	14,886
Alfa Transmisora De Energia SA 4.55% 9/27/2051	8,892	6,548

47	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (d)	USD5,662	$4,169
American Electric Power Co., Inc. 1.00% 11/1/2025	317	313
American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	31,162
American Transmission Systems, Inc. 2.65% 1/15/2032 (d)	1,695	1,492
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,931
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	172
Buffalo Energy Mexico Holdings 7.875% 2/15/2039	7,450	7,681
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (d)	830	856
Calpine Corp. 4.50% 2/15/2028 (d)	4,000	3,970
CenterPoint Energy Houston Electric, LLC 3.00% 3/1/2032	6,933	6,283
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	14,820	14,814
CenterPoint Energy, Inc. 2.65% 6/1/2031	10,996	9,816
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (d)	3,069	3,183
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	930	965
China Huaneng Group Co., Ltd. 5.85% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (f)	4,009	4,056
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	7,050	7,042
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	7,281	7,085
CMS Energy Corp. 3.00% 5/15/2026	5,589	5,518
Comision Federal de Electricidad 4.688% 5/15/2029 (d)	30,765	30,079
Comision Federal de Electricidad 4.688% 5/15/2029	10,000	9,777
Comision Federal de Electricidad 3.348% 2/9/2031	25,000	22,041
Comision Federal de Electricidad 3.875% 7/26/2033	21,750	18,510
Comision Federal de Electricidad 6.45% 1/24/2035 (d)	22,000	21,742
Commonwealth Edison Co. 3.125% 3/15/2051	1,383	915
Commonwealth Edison Co. 2.75% 9/1/2051	616	373
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,653	7,555
Consumers Energy Co. 3.80% 11/15/2028	593	589
Consumers Energy Co. 4.70% 1/15/2030	3,859	3,918
Consumers Energy Co. 4.50% 1/15/2031	11,309	11,357
Consumers Energy Co. 3.60% 8/15/2032	37,600	35,044
Consumers Energy Co. 4.625% 5/15/2033	3,160	3,134
Consumers Energy Co. 5.05% 5/15/2035	35,188	35,452
Consumers Energy Co. 3.10% 8/15/2050	942	636
DTE Electric Co. 4.85% 12/1/2026	1,350	1,366
DTE Electric Co. 3.70% 3/15/2045	107	83
DTE Energy Co. 2.85% 10/1/2026	539	530
DTE Energy Co. 5.10% 3/1/2029	8,650	8,824
DTE Energy Co. 2.25% 3/1/2030	1,557	1,422
Duke Energy Carolinas, LLC 2.45% 8/15/2029	3,530	3,294
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	380
Duke Energy Carolinas, LLC 5.35% 1/15/2053	643	618
Duke Energy Corp. 5.75% 9/15/2033	33,869	35,595
Duke Energy Corp. 3.50% 6/15/2051	4,219	2,902
Duke Energy Corp. 5.00% 8/15/2052	331	291
Duke Energy Florida, LLC 1.75% 6/15/2030	10,577	9,335
Duke Energy Florida, LLC 5.875% 11/15/2033	4,052	4,321
Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,418
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,730
Duke Energy Progress, LLC 2.00% 8/15/2031	769	668
Duke Energy Progress, LLC 5.05% 3/15/2035	16,209	16,285
Duke Energy Progress, LLC 2.50% 8/15/2050	354	205
Edison International 4.125% 3/15/2028	20,723	20,011
Edison International 5.25% 11/15/2028	27,027	26,762
Edison International 5.45% 6/15/2029	44,092	43,629
Edison International 6.95% 11/15/2029	26,944	28,021
Edison International 6.25% 3/15/2030	52,667	53,510
Edison International 5.25% 3/15/2032	56,836	53,953
Electricite de France SA 5.65% 4/22/2029 (d)	10,000	10,379
Electricite de France SA 6.25% 5/23/2033 (d)	8,275	8,872
Electricite de France SA 6.375% 1/13/2055 (d)	8,000	8,034
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR15,000	17,217
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(f)	USD10,975	12,406
Emera US Finance, LP 2.639% 6/15/2031	6,743	5,925

The Bond Fund of America	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026) (f)(i)	USD319	$322
Enel Finance International NV 5.125% 6/26/2029 (d)	15,000	15,285
Enfragen Energia Sur SA 5.375% 12/30/2030	6,848	6,137
Engie Energia Chile SA 3.40% 1/28/2030 (d)	7,054	6,559
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	9,060	8,934
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (d)	8,250	8,135
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (d)	1,143	1,043
Entergy Corp. 1.90% 6/15/2028	6,531	6,110
Entergy Corp. 2.40% 6/15/2031	19,693	17,407
Entergy Louisiana, LLC 3.12% 9/1/2027	4,780	4,677
Entergy Louisiana, LLC 1.60% 12/15/2030	1,700	1,471
Entergy Louisiana, LLC 2.35% 6/15/2032	395	342
Entergy Louisiana, LLC 5.35% 3/15/2034	5,000	5,132
Entergy Louisiana, LLC 2.90% 3/15/2051	14,533	9,016
Eversource Energy 3.30% 1/15/2028	6,812	6,637
Eversource Energy 5.50% 1/1/2034	8,547	8,709
Exelon Corp. 4.10% 3/15/2052	1,725	1,329
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (d)	12,075	12,267
FirstEnergy Corp. 1.60% 1/15/2026	54,243	53,257
FirstEnergy Corp. 2.65% 3/1/2030	38,180	35,073
FirstEnergy Corp. 2.25% 9/1/2030	88,023	78,211
FirstEnergy Corp., Series B, 3.90% 7/15/2027	53,740	53,154
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	36,402	34,732
Florida Power & Light Co. 4.40% 5/15/2028	16,905	17,037
Florida Power & Light Co. 4.80% 5/15/2033	5,176	5,193
Florida Power & Light Co. 5.30% 6/15/2034	17,562	18,110
Florida Power & Light Co. 2.875% 12/4/2051	14,003	8,840
Florida Power & Light Co. 5.30% 4/1/2053	209	200
Florida Power & Light Co. 5.60% 6/15/2054	5,331	5,314
Florida Power & Light Co. 5.70% 3/15/2055	16,866	17,082
Georgia Power Co. 4.95% 5/17/2033	127	128
Georgia Power Co. 5.25% 3/15/2034	2,204	2,249
Grupo Energia Bogota SA ESP 7.85% 11/9/2033 (d)	2,500	2,784
Jersey Central Power & Light Co. 2.75% 3/1/2032 (d)	2,538	2,227
Jersey Central Power & Light Co. 5.10% 1/15/2035	4,375	4,364
Kallpa Generacion SA 5.875% 1/30/2032 (d)	2,500	2,564
MidAmerican Energy Co. 5.35% 1/15/2034	350	363
MidAmerican Energy Co. 5.75% 11/1/2035	576	610
MidAmerican Energy Co. 3.15% 4/15/2050	2,964	2,003
Minejesa Capital BV 4.625% 8/10/2030	4,054	4,007
Minejesa Capital BV 5.625% 8/10/2037	10,000	9,639
Monongahela Power Co. 3.55% 5/15/2027 (d)	4,800	4,731
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	1,470	1,418
Niagara Energy S.A.C. 5.746% 10/3/2034 (d)	4,400	4,360
Niagara Energy S.A.C. 5.746% 10/3/2034	3,000	2,973
NiSource, Inc. 5.40% 6/30/2033	5,000	5,117
NiSource, Inc. 5.00% 6/15/2052	24	21
Northern States Power Co. 2.25% 4/1/2031	5,199	4,688
Northern States Power Co. 5.05% 5/15/2035	19,101	19,300
Northern States Power Co. 2.90% 3/1/2050	700	456
Northern States Power Co. 2.60% 6/1/2051	1,415	855
Northern States Power Co. 3.20% 4/1/2052	1,257	859
Northern States Power Co. 5.10% 5/15/2053	1,902	1,756
Northern States Power Co. 5.40% 3/15/2054	20,572	19,876
Northern States Power Co. 5.65% 5/15/2055	5,320	5,316
NRG Energy, Inc. 3.625% 2/15/2031 (d)	5,000	4,605
NRG Energy, Inc. 3.875% 2/15/2032 (d)	270	248
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	716	709
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	797
Pacific Gas and Electric Co. 3.15% 1/1/2026	107,072	106,062
Pacific Gas and Electric Co. 2.95% 3/1/2026	35,897	35,431
Pacific Gas and Electric Co. 2.10% 8/1/2027	57,363	54,345
Pacific Gas and Electric Co. 3.30% 12/1/2027	14,117	13,663
Pacific Gas and Electric Co. 5.00% 6/4/2028	2,125	2,132
Pacific Gas and Electric Co. 3.00% 6/15/2028	32,845	31,202
Pacific Gas and Electric Co. 3.75% 7/1/2028	21,036	20,418

49	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 4.65% 8/1/2028	USD18,759	$18,659
Pacific Gas and Electric Co. 6.10% 1/15/2029	7,500	7,773
Pacific Gas and Electric Co. 4.55% 7/1/2030	147,528	144,065
Pacific Gas and Electric Co. 2.50% 2/1/2031	133,675	116,107
Pacific Gas and Electric Co. 3.25% 6/1/2031	21,527	19,331
Pacific Gas and Electric Co. 4.40% 3/1/2032	8,118	7,620
Pacific Gas and Electric Co. 5.90% 6/15/2032	31,027	31,691
Pacific Gas and Electric Co. 6.15% 1/15/2033	26,068	26,865
Pacific Gas and Electric Co. 6.40% 6/15/2033	101,564	106,224
Pacific Gas and Electric Co. 6.95% 3/15/2034	32,332	34,824
Pacific Gas and Electric Co. 5.80% 5/15/2034	61,002	61,027
Pacific Gas and Electric Co. 5.70% 3/1/2035	85,830	85,107
Pacific Gas and Electric Co. 6.00% 8/15/2035	64,799	65,554
Pacific Gas and Electric Co. 3.30% 8/1/2040	32,635	23,372
Pacific Gas and Electric Co. 3.75% 8/15/2042	23,075	16,471
Pacific Gas and Electric Co. 4.95% 7/1/2050	68,306	55,123
Pacific Gas and Electric Co. 3.50% 8/1/2050	47,600	30,561
Pacific Gas and Electric Co. 6.70% 4/1/2053	9,880	9,919
Pacific Gas and Electric Co. 5.90% 10/1/2054	11,875	10,780
Pacific Gas and Electric Co. 6.15% 3/1/2055	1,620	1,514
PacifiCorp 5.10% 2/15/2029	22,351	22,797
PacifiCorp 2.70% 9/15/2030	8,229	7,528
PacifiCorp 5.45% 2/15/2034	46,459	47,143
PacifiCorp 4.125% 1/15/2049	7,180	5,506
PacifiCorp 3.30% 3/15/2051	11,268	7,335
PacifiCorp 2.90% 6/15/2052	38,660	22,919
PacifiCorp 5.35% 12/1/2053	19,974	17,976
PacifiCorp 5.50% 5/15/2054	49,132	45,243
PacifiCorp 5.80% 1/15/2055	77,560	74,307
PECO Energy Co. 2.80% 6/15/2050	10,000	6,289
PG&E Corp. 5.00% 7/1/2028	9,485	9,245
PG&E Corp. 5.25% 7/1/2030	7,450	7,102
Progress Energy, Inc. 7.00% 10/30/2031	4,607	5,207
Public Service Company of Colorado 5.35% 5/15/2034	445	452
Public Service Company of Colorado 2.70% 1/15/2051	3,064	1,829
Public Service Company of Colorado 5.85% 5/15/2055	2,141	2,122
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	12,627
Public Service Electric and Gas Co. 3.65% 9/1/2028	263	259
Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,832
Public Service Electric and Gas Co. 2.45% 1/15/2030	3,486	3,223
Public Service Electric and Gas Co. 1.90% 8/15/2031	3,222	2,791
Public Service Electric and Gas Co. 3.10% 3/15/2032	1,891	1,730
Public Service Electric and Gas Co. 5.20% 8/1/2033	2,071	2,136
Public Service Electric and Gas Co. 4.85% 8/1/2034	3,400	3,392
Public Service Electric and Gas Co. 5.05% 3/1/2035	14,949	15,120
Public Service Electric and Gas Co. 3.20% 8/1/2049	2,475	1,726
Public Service Electric and Gas Co. 3.15% 1/1/2050	10,801	7,370
Public Service Electric and Gas Co. 2.70% 5/1/2050	3,392	2,117
Public Service Electric and Gas Co. 2.05% 8/1/2050	1,342	714
Public Service Electric and Gas Co. 3.00% 3/1/2051	2,474	1,615
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,616	2,505
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	18,175	18,494
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	425	367
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	2,975	3,012
San Diego Gas & Electric Co. 4.95% 8/15/2028	1,934	1,976
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,364
Southern California Edison Co. 4.90% 6/1/2026	10,000	10,011
Southern California Edison Co. 3.65% 3/1/2028	13,880	13,499
Southern California Edison Co. 5.30% 3/1/2028	1,865	1,889
Southern California Edison Co. 5.65% 10/1/2028	859	880
Southern California Edison Co. 4.20% 3/1/2029	18,382	18,003
Southern California Edison Co. 5.15% 6/1/2029	21,996	22,228
Southern California Edison Co. 2.85% 8/1/2029	59,026	54,650
Southern California Edison Co. 5.25% 3/15/2030	107,513	108,666
Southern California Edison Co. 2.25% 6/1/2030	37,325	32,787
Southern California Edison Co. 2.50% 6/1/2031	29,162	25,340

The Bond Fund of America	50

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 5.45% 6/1/2031	USD31,584	$32,160
Southern California Edison Co. 2.75% 2/1/2032	5,736	4,948
Southern California Edison Co. 5.95% 11/1/2032	4,588	4,713
Southern California Edison Co. 5.20% 6/1/2034	14,734	14,300
Southern California Edison Co. 5.45% 3/1/2035	27,410	26,923
Southern California Edison Co. 5.75% 4/1/2035	3,714	3,791
Southern California Edison Co. 5.35% 7/15/2035	45,045	43,916
Southern California Edison Co. 5.625% 2/1/2036	6,938	6,756
Southern California Edison Co. 4.50% 9/1/2040	15,550	13,062
Southern California Edison Co. 3.60% 2/1/2045	1,178	812
Southern California Edison Co. 3.65% 2/1/2050	24,677	16,331
Southern California Edison Co. 2.95% 2/1/2051	29,698	17,417
Southern California Edison Co. 3.65% 6/1/2051	1,178	780
Southern California Edison Co. 3.45% 2/1/2052	19,620	12,344
Southern California Edison Co. 5.75% 4/15/2054	2,471	2,217
Southern California Edison Co. 6.20% 9/15/2055	53,130	50,924
Southern Co. (The) 4.85% 3/15/2035	3,350	3,277
Southwestern Electric Power Co. 1.65% 3/15/2026	12,675	12,429
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	14,808	15,879
Tampa Electric Co. 5.15% 3/1/2035	42,385	42,605
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	5,917	5,595
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	4,051
Union Electric Co. 5.25% 4/15/2035	12,786	13,064
Union Electric Co. 2.625% 3/15/2051	132	79
Union Electric Co. 3.90% 4/1/2052	5,303	4,053
Union Electric Co. 5.125% 3/15/2055	4,156	3,848
Virginia Electric & Power 2.95% 11/15/2026	265	260
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,354
Virginia Electric & Power 2.30% 11/15/2031	3,000	2,624
Virginia Electric & Power 2.40% 3/30/2032	990	859
Vistra Operations Co., LLC 5.00% 7/31/2027 (d)	1,000	999
WEC Energy Group, Inc. 5.15% 10/1/2027	9,793	9,981
WEC Energy Group, Inc. 2.20% 12/15/2028	5,400	5,024
Wisconsin Electric Power Co. 4.60% 10/1/2034	2,700	2,674
Wisconsin Electric Power Co. 5.05% 10/1/2054	2,568	2,323
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,316	4,566
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,207
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,920
Xcel Energy, Inc. 3.35% 12/1/2026	439	433
Xcel Energy, Inc. 2.35% 11/15/2031	34,100	29,531
Xcel Energy, Inc. 5.45% 8/15/2033	23,827	24,321
Xcel Energy, Inc. 5.50% 3/15/2034	10,331	10,501
Xcel Energy, Inc. 5.60% 4/15/2035	56,109	57,309
Xcel Energy, Inc. 6.50% 7/1/2036	337	363
XPLR Infrastructure Operating Partners, LP 3.875% 10/15/2026 (d)	3,535	3,456
		3,619,457

Health care 3.56%
AbbVie, Inc. 2.95% 11/21/2026	16,395	16,129
AbbVie, Inc. 4.80% 3/15/2029	7,000	7,139
AbbVie, Inc. 3.20% 11/21/2029	4,409	4,219
AbbVie, Inc. 4.95% 3/15/2031	14,000	14,377
AbbVie, Inc. 5.05% 3/15/2034	110,921	112,978
AbbVie, Inc. 5.20% 3/15/2035	13,146	13,436
AbbVie, Inc. 5.35% 3/15/2044	3,625	3,556
AbbVie, Inc. 5.40% 3/15/2054	78,625	76,507
AbbVie, Inc. 5.60% 3/15/2055	5,833	5,840
Amgen, Inc. 5.15% 3/2/2028	45,847	46,859
Amgen, Inc. 3.00% 2/22/2029	3,098	2,961
Amgen, Inc. 4.05% 8/18/2029	24,994	24,711
Amgen, Inc. 2.45% 2/21/2030	17,829	16,333
Amgen, Inc. 5.25% 3/2/2030	21,000	21,644
Amgen, Inc. 2.30% 2/25/2031	5,000	4,448
Amgen, Inc. 4.20% 3/1/2033	21,021	20,186
Amgen, Inc. 5.25% 3/2/2033	82,888	84,908

51	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 4.875% 3/1/2053	USD31,500	$27,531
Amgen, Inc. 5.65% 3/2/2053	80,738	78,887
AstraZeneca Finance, LLC 4.90% 2/26/2031	41,711	42,876
AstraZeneca Finance, LLC 2.25% 5/28/2031	729	653
AstraZeneca Finance, LLC 5.00% 2/26/2034	20,300	20,703
AstraZeneca PLC 3.375% 11/16/2025	20,139	20,068
AstraZeneca PLC 0.70% 4/8/2026	2,291	2,229
AstraZeneca PLC 1.375% 8/6/2030	4,305	3,739
AstraZeneca PLC 3.00% 5/28/2051	2,249	1,515
Avantor Funding, Inc. 4.625% 7/15/2028 (d)	6,320	6,211
Baxter International, Inc. 1.915% 2/1/2027	11,403	10,983
Baxter International, Inc. 2.272% 12/1/2028	2,150	2,002
Baxter International, Inc. 2.539% 2/1/2032	26,086	22,746
Baxter International, Inc. 3.132% 12/1/2051	4,382	2,801
Bayer US Finance II, LLC 4.375% 12/15/2028 (d)	4,250	4,211
Bayer US Finance, LLC 6.25% 1/21/2029 (d)	18,629	19,566
Becton, Dickinson and Co. 4.874% 2/8/2029	10,000	10,144
Becton, Dickinson and Co. 5.081% 6/7/2029	8,976	9,174
Becton, Dickinson and Co. 4.298% 8/22/2032	327	317
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)	53,000	50,377
Biocon Biologics Global PLC 6.67% 10/9/2029	5,000	4,753
Boston Scientific Corp. 2.65% 6/1/2030	3,905	3,617
Bristol-Myers Squibb Co. 3.20% 6/15/2026	7,768	7,698
Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,362
Bristol-Myers Squibb Co. 3.40% 7/26/2029	2,197	2,129
Bristol-Myers Squibb Co. 5.10% 2/22/2031	11,525	11,940
Bristol-Myers Squibb Co. 2.95% 3/15/2032	17,525	15,895
Bristol-Myers Squibb Co. 5.20% 2/22/2034	96,365	98,731
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	8,805
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,433
Bristol-Myers Squibb Co. 6.25% 11/15/2053	7,840	8,408
Bristol-Myers Squibb Co. 5.55% 2/22/2054	50,570	49,370
Bristol-Myers Squibb Co. 5.65% 2/22/2064	16,350	15,888
Cencora, Inc. 2.70% 3/15/2031	2,809	2,538
Centene Corp. 4.25% 12/15/2027	58,085	57,241
Centene Corp. 2.45% 7/15/2028	65,553	60,918
Centene Corp. 4.625% 12/15/2029	41,433	40,327
Centene Corp. 3.375% 2/15/2030	41,054	37,842
Centene Corp. 3.00% 10/15/2030	12,066	10,789
Centene Corp. 2.50% 3/1/2031	48,319	41,634
Centene Corp. 2.625% 8/1/2031	30,803	26,413
Charles River Laboratories International, Inc. 3.75% 3/15/2029 (d)	4,335	4,073
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (d)	6,000	5,134
CVS Health Corp. 1.30% 8/21/2027	10,000	9,377
CVS Health Corp. 3.25% 8/15/2029	10,362	9,850
CVS Health Corp. 5.125% 2/21/2030	7,000	7,129
CVS Health Corp. 1.75% 8/21/2030	5,660	4,894
CVS Health Corp. 5.25% 1/30/2031	7,000	7,162
CVS Health Corp. 1.875% 2/28/2031	13,185	11,290
CVS Health Corp. 5.55% 6/1/2031	80,915	84,083
CVS Health Corp. 5.25% 2/21/2033	10,737	10,813
CVS Health Corp. 5.70% 6/1/2034	55,948	57,631
CVS Health Corp. 5.05% 3/25/2048	1,707	1,475
CVS Health Corp. 5.875% 6/1/2053	30,000	28,685
CVS Health Corp. 6.05% 6/1/2054	32,405	31,781
CVS Health Corp. 6.00% 6/1/2063	9,811	9,387
Elevance Health, Inc. 4.90% 2/8/2026	2,750	2,750
Elevance Health, Inc. 4.75% 2/15/2030	4,178	4,230
Elevance Health, Inc. 5.20% 2/15/2035	16,273	16,452
Elevance Health, Inc. 4.55% 5/15/2052	4,934	4,039
Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,237
Elevance Health, Inc. 5.70% 2/15/2055	8,137	7,891
Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,720
Eli Lilly and Co. 5.10% 2/12/2035	42,277	43,349
Eli Lilly and Co. 4.875% 2/27/2053	15,000	13,756
Eli Lilly and Co. 5.50% 2/12/2055	30,556	30,770

The Bond Fund of America	52

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	USD25,000	$25,763
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,080
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,723
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	157	169
Gilead Sciences, Inc. 5.25% 10/15/2033	61,000	63,128
Gilead Sciences, Inc. 2.80% 10/1/2050	65	41
Gilead Sciences, Inc. 5.55% 10/15/2053	33,306	32,901
Gilead Sciences, Inc. 5.50% 11/15/2054	1,500	1,471
HCA, Inc. 5.875% 2/15/2026	4,700	4,705
HCA, Inc. 5.20% 6/1/2028	30,000	30,657
HCA, Inc. 5.875% 2/1/2029	7,130	7,401
HCA, Inc. 4.125% 6/15/2029	2,825	2,776
HCA, Inc. 2.375% 7/15/2031	2,704	2,354
HCA, Inc. 3.625% 3/15/2032	13,278	12,253
HCA, Inc. 5.45% 9/15/2034	2,000	2,018
HCA, Inc. 5.25% 6/15/2049	8,300	7,380
HCA, Inc. 4.625% 3/15/2052	323	260
HCA, Inc. 5.95% 9/15/2054	4,500	4,377
Humana, Inc. 3.70% 3/23/2029	9,140	8,863
Humana, Inc. 5.375% 4/15/2031	33,297	34,071
Humana, Inc. 2.15% 2/3/2032	3,921	3,296
Humana, Inc. 5.95% 3/15/2034	2,500	2,601
Humana, Inc. 5.55% 5/1/2035	30,840	31,024
Humana, Inc. 5.75% 4/15/2054	15,364	14,324
Humana, Inc. 6.00% 5/1/2055	6,375	6,145
IQVIA, Inc. 5.00% 10/15/2026 (d)	5,750	5,748
Johnson & Johnson 1.30% 9/1/2030	27,261	23,726
Johnson & Johnson 4.95% 6/1/2034	13,000	13,526
Johnson & Johnson 5.00% 3/1/2035	4,783	4,905
Johnson & Johnson 5.25% 6/1/2054	2,555	2,537
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	501
Laboratory Corp. of America Holdings 4.80% 10/1/2034	2,288	2,238
Medline Borrower, LP 6.25% 4/1/2029 (d)	5,194	5,342
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	4,500	4,524
Merck & Co., Inc. 1.70% 6/10/2027	18,478	17,717
Merck & Co., Inc. 1.45% 6/24/2030	465	407
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,150
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)	2,125	2,079
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)	2,665	2,480
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)	15,500	14,119
Novant Health, Inc. 3.168% 11/1/2051	5,500	3,622
Novartis Capital Corp. 2.00% 2/14/2027	412	400
Novartis Capital Corp. 2.20% 8/14/2030	9,078	8,261
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	140	141
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	75,962	75,764
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,863
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	43,219	40,831
Pfizer, Inc. 2.625% 4/1/2030	10,000	9,317
Pfizer, Inc. 1.70% 5/28/2030	690	612
Roche Holdings, Inc. 1.93% 12/13/2028 (d)	3,114	2,902
Roche Holdings, Inc. 2.076% 12/13/2031 (d)	32,384	28,232
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	19,717	19,523
Roche Holdings, Inc. 5.218% 3/8/2054 (d)	1,967	1,909
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	532	525
Solventum Corp. 5.60% 3/23/2034	11,750	12,098
Stryker Corp. 4.85% 2/10/2030	10,000	10,206
Stryker Corp. 5.20% 2/10/2035	9,000	9,177
Summa Health 3.511% 11/15/2051	187	154
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,643
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	81,744	81,786
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	19,095	19,205
Tenet Healthcare Corp. 5.125% 11/1/2027	4,565	4,561
Tenet Healthcare Corp. 6.125% 6/15/2030	4,000	4,075
Tenet Healthcare Corp. 6.75% 5/15/2031	10,000	10,352
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	3,310	3,405
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	3,926	3,852

53	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	USD11,455	$11,449
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	168,379	174,972
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	101,090	101,748
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	57,530	62,830
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	60,050	68,073
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	6,145	6,281
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	111,488	80,301
UnitedHealth Group, Inc. 3.70% 12/15/2025	15,430	15,371
UnitedHealth Group, Inc. 4.40% 6/15/2028	3,000	3,015
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,107
UnitedHealth Group, Inc. 4.80% 1/15/2030	11,475	11,655
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	12,118
UnitedHealth Group, Inc. 4.65% 1/15/2031	17,000	17,091
UnitedHealth Group, Inc. 4.95% 1/15/2032	21,500	21,783
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,161	3,061
UnitedHealth Group, Inc. 5.35% 2/15/2033	8,897	9,170
UnitedHealth Group, Inc. 5.15% 7/15/2034	61,025	61,670
UnitedHealth Group, Inc. 5.30% 6/15/2035	40,004	40,788
UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,363
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,257
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	5,678
UnitedHealth Group, Inc. 3.25% 5/15/2051	4,712	3,128
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	3,869
UnitedHealth Group, Inc. 5.375% 4/15/2054	5,950	5,566
UnitedHealth Group, Inc. 5.625% 7/15/2054	23,431	22,745
UnitedHealth Group, Inc. 5.95% 6/15/2055	20,648	20,984
UnitedHealth Group, Inc. 5.75% 7/15/2064	5,300	5,160
Viatris, Inc. 4.00% 6/22/2050	42,262	28,173
Zoetis, Inc. 5.60% 11/16/2032	12,980	13,713
		3,349,968

Consumer discretionary 3.26%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,000	4,428
Alibaba Group Holding, Ltd. 5.25% 5/26/2035 (d)	17,830	18,037
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	4,000	3,530
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	11,406	7,961
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	6,300	5,073
Alibaba Group Holding, Ltd. 5.625% 11/26/2054 (d)	2,690	2,642
Allied Universal Holdco, LLC 4.625% 6/1/2028 (d)	2,105	2,045
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (d)	2,471	2,580
Amazon.com, Inc. 1.65% 5/12/2028	25,000	23,484
Amazon.com, Inc. 2.10% 5/12/2031	25,000	22,204
American Honda Finance Corp. 1.20% 7/8/2025	7,320	7,315
Arcos Dorados BV 6.375% 1/29/2032 (d)	3,465	3,607
Atlas LuxCo 4 SARL 4.625% 6/1/2028 (d)	1,610	1,562
Bath & Body Works, Inc. 6.875% 11/1/2035	4,500	4,673
Bath & Body Works, Inc. 6.75% 7/1/2036	4,800	4,886
BMW US Capital, LLC 2.55% 4/1/2031 (d)	5,056	4,502
BMW US Capital, LLC 3.70% 4/1/2032 (d)	1,701	1,586
Caesars Entertainment, Inc. 6.50% 2/15/2032 (d)	5,385	5,529
Carnival Corp. 4.00% 8/1/2028 (d)	1,000	979
Carnival Corp. 6.00% 5/1/2029 (d)	13,000	13,144
Carnival Corp. 5.75% 3/15/2030 (d)	43,000	43,755
Carnival Corp. 6.125% 2/15/2033 (d)	23,270	23,823
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (d)	5,837	5,895
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (d)	10,000	10,146
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	10,000	10,132
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (d)	3,895	4,000
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	13,627	12,722
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	25,000	25,593
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (d)	16,271	14,126
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (d)	3,500	3,559
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (d)	1,175	1,178
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035 (d)	8,998	9,163
Ford Motor Co. 3.25% 2/12/2032	3,737	3,152

The Bond Fund of America	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 4.134% 8/4/2025	USD400	$400
Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,565	1,555
Ford Motor Credit Co., LLC 6.95% 3/6/2026	7,984	8,062
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,616	5,694
Ford Motor Credit Co., LLC 4.542% 8/1/2026	18,000	17,881
Ford Motor Credit Co., LLC 2.70% 8/10/2026	67,985	66,209
Ford Motor Credit Co., LLC 5.125% 11/5/2026	75,000	74,843
Ford Motor Credit Co., LLC 4.271% 1/9/2027	42,685	42,086
Ford Motor Credit Co., LLC 5.80% 3/5/2027	23,000	23,190
Ford Motor Credit Co., LLC 5.85% 5/17/2027	49,000	49,393
Ford Motor Credit Co., LLC 4.95% 5/28/2027	23,006	22,864
Ford Motor Credit Co., LLC 4.125% 8/17/2027	24,460	23,916
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,305	7,054
Ford Motor Credit Co., LLC 7.35% 11/4/2027	101,876	105,834
Ford Motor Credit Co., LLC 2.90% 2/16/2028	34,880	32,719
Ford Motor Credit Co., LLC 5.918% 3/20/2028	3,570	3,607
Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	23,064
Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,114	11,518
Ford Motor Credit Co., LLC 2.90% 2/10/2029	66,400	60,396
Ford Motor Credit Co., LLC 5.80% 3/8/2029	39,924	40,022
Ford Motor Credit Co., LLC 5.113% 5/3/2029	74,692	73,062
Ford Motor Credit Co., LLC 5.303% 9/6/2029	41,825	41,087
Ford Motor Credit Co., LLC 5.875% 11/7/2029	34,300	34,413
Ford Motor Credit Co., LLC 7.35% 3/6/2030	75,790	80,039
Ford Motor Credit Co., LLC 7.20% 6/10/2030	9,625	10,133
Ford Motor Credit Co., LLC 4.00% 11/13/2030	3,742	3,417
Ford Motor Credit Co., LLC 6.05% 3/5/2031	54,453	54,362
Ford Motor Credit Co., LLC 3.625% 6/17/2031	40,636	35,786
Ford Motor Credit Co., LLC 6.054% 11/5/2031	20,949	20,850
Ford Motor Credit Co., LLC 6.532% 3/19/2032	23,554	23,929
Ford Motor Credit Co., LLC 7.122% 11/7/2033	18,000	18,690
Ford Motor Credit Co., LLC 6.50% 2/7/2035	60,035	59,986
General Motors Co. 5.35% 4/15/2028	5,640	5,727
General Motors Co. 5.625% 4/15/2030	12,500	12,780
General Motors Financial Co., Inc. 1.50% 6/10/2026	3,006	2,919
General Motors Financial Co., Inc. 4.90% 10/6/2029	51,394	51,327
General Motors Financial Co., Inc. 5.35% 1/7/2030	34,500	34,934
General Motors Financial Co., Inc. 5.45% 7/15/2030	37,332	37,871
General Motors Financial Co., Inc. 5.625% 4/4/2032	13,400	13,563
General Motors Financial Co., Inc. 6.40% 1/9/2033	19,250	20,263
General Motors Financial Co., Inc. 5.45% 9/6/2034	11,137	10,923
General Motors Financial Co., Inc. 5.90% 1/7/2035	65,927	66,316
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	16,500	14,826
GOHL Capital, Ltd. 4.25% 1/24/2027	29,800	29,343
Hanesbrands, Inc. 9.00% 2/15/2031 (d)	3,681	3,901
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029 (d)	4,467	4,546
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	13,960	13,134
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032 (d)	11,040	10,008
Home Depot, Inc. 2.95% 6/15/2029	11,320	10,836
Home Depot, Inc. 4.75% 6/25/2029	13,980	14,276
Home Depot, Inc. 2.70% 4/15/2030	25,000	23,355
Home Depot, Inc. 4.85% 6/25/2031	16,291	16,716
Home Depot, Inc. 4.95% 6/25/2034	69,951	70,832
Home Depot, Inc. 5.30% 6/25/2054	38,036	36,547
Hyatt Hotels Corp. 5.05% 3/30/2028	8,478	8,572
Hyatt Hotels Corp. 5.75% 3/30/2032	25,844	26,542
Hyundai Capital America 1.80% 10/15/2025 (d)	53,247	52,804
Hyundai Capital America 6.25% 11/3/2025 (d)	6,000	6,024
Hyundai Capital America 1.30% 1/8/2026 (d)	17,000	16,707
Hyundai Capital America 5.50% 3/30/2026 (d)	5,000	5,032
Hyundai Capital America 1.50% 6/15/2026 (d)	24,066	23,371
Hyundai Capital America 1.65% 9/17/2026 (d)	36,910	35,637
Hyundai Capital America 3.00% 2/10/2027 (d)	19,717	19,243
Hyundai Capital America 5.30% 3/19/2027 (d)	14,986	15,156
Hyundai Capital America 4.85% 3/25/2027 (d)	43,000	43,203
Hyundai Capital America 4.875% 6/23/2027 (d)	15,567	15,663

55	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.275% 6/24/2027 (d)	USD12,500	$12,664
Hyundai Capital America 2.375% 10/15/2027 (d)	14,154	13,464
Hyundai Capital America 5.00% 1/7/2028 (d)	15,000	15,120
Hyundai Capital America 5.60% 3/30/2028 (d)	3,300	3,380
Hyundai Capital America 2.00% 6/15/2028 (d)	13,912	12,879
Hyundai Capital America 4.90% 6/23/2028 (d)	33,946	34,198
Hyundai Capital America 2.10% 9/15/2028 (d)	14,290	13,191
Hyundai Capital America 6.10% 9/21/2028 (d)	1,000	1,040
Hyundai Capital America 5.30% 1/8/2029 (d)	2,748	2,793
Hyundai Capital America 6.50% 1/16/2029 (d)	5,119	5,401
Hyundai Capital America 5.30% 6/24/2029 (d)	11,478	11,692
Hyundai Capital America 4.55% 9/26/2029 (d)	24,606	24,393
Hyundai Capital America 5.30% 1/8/2030 (d)	50,400	51,499
Hyundai Capital America 5.15% 3/27/2030 (d)	25,500	25,815
Hyundai Capital America 5.10% 6/24/2030 (d)	30,421	30,765
Hyundai Capital America 5.40% 6/24/2031 (d)	25,500	26,100
Hyundai Capital America 5.40% 6/23/2032 (d)	16,889	17,112
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (d)	6,570	6,441
International Game Technology PLC 4.125% 4/15/2026 (d)	7,115	7,115
International Game Technology PLC 6.25% 1/15/2027 (d)	3,500	3,544
International Game Technology PLC 5.25% 1/15/2029 (d)	6,940	6,882
KB Home 6.875% 6/15/2027	5,000	5,154
M.D.C. Holdings, Inc. 6.00% 1/15/2043	5,475	4,958
Marriott International, Inc. 5.00% 10/15/2027	20,000	20,335
Marriott International, Inc. 4.90% 4/15/2029	6,524	6,642
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,926
Marriott International, Inc. 2.75% 10/15/2033	25,167	21,437
Marriott International, Inc. 5.35% 3/15/2035	5,000	5,043
McDonald’s Corp. 5.00% 5/17/2029	7,788	8,009
McDonald’s Corp. 4.95% 3/3/2035	30,043	30,037
McDonald’s Corp. 4.45% 9/1/2048	242	202
McDonald’s Corp. 3.625% 9/1/2049	6,857	4,979
McDonald’s Corp. 4.20% 4/1/2050	708	563
McDonald’s Corp. 5.15% 9/9/2052	220	202
Meituan 3.05% 10/28/2030	15,000	13,844
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (g)(h)	44	17
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (f)(g)(h)	77	29
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (d)	11,225	11,907
NIKE, Inc. 3.25% 3/27/2040	5,469	4,369
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026 (d)	4,190	4,241
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (d)	4,874	4,652
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028 (d)	11,315	10,338
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (d)	15,000	13,298
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028 (d)	20,950	21,420
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (d)	23,000	22,096
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (d)	2,808	2,578
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,345
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (d)	28,000	28,366
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (d)	17,860	17,980
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)	49,000	49,975
Sands China, Ltd. 3.80% 1/8/2026	13,000	12,941
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,687
Sands China, Ltd. 5.40% 8/8/2028	71,050	71,624
Sands China, Ltd. 4.375% 6/18/2030	12,000	11,478
Sands China, Ltd. 3.25% 8/8/2031	19,600	17,308
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	6,000	6,099
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (d)	5,570	5,662
Starbucks Corp. 4.80% 5/15/2030	12,330	12,490
Starbucks Corp. 5.40% 5/15/2035	11,964	12,196
Stellantis Finance US, Inc. 5.625% 1/12/2028 (d)	7,201	7,302
Stellantis Finance US, Inc. 5.35% 3/17/2028 (d)	1,849	1,865
Taylor Morrison Communities, Inc. 5.75% 1/15/2028 (d)	3,500	3,555
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	7,965
Toyota Motor Credit Corp. 5.35% 1/9/2035	6,900	7,075
Travel + Leisure Co. 6.625% 7/31/2026 (d)	4,000	4,046
Vail Resorts, Inc. 6.50% 5/15/2032 (d)	14,640	15,136

The Bond Fund of America	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (d)	USD11,687	$11,740
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (d)	36,540	38,901
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (d)	2,500	2,484
ZF North America Capital, Inc. 7.125% 4/14/2030 (d)	9,500	9,300
		3,066,253

Energy 2.68%
Antero Resources Corp. 5.375% 3/1/2030 (d)	5,735	5,775
APA Corp. 4.25% 1/15/2030 (d)	9,050	8,668
APA Corp. 4.75% 4/15/2043 (d)	2,588	1,978
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)	3,405	3,457
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	385
Baker Hughes Holdings, LLC 4.486% 5/1/2030	2,026	2,031
Baytex Energy Corp. 7.375% 3/15/2032 (d)	3,610	3,450
BP Capital Markets America, Inc. 4.893% 9/11/2033	2,719	2,727
BP Capital Markets America, Inc. 2.772% 11/10/2050	40	24
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,275	2,254
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	189
Canadian Natural Resources, Ltd. 5.40% 12/15/2034 (d)	3,000	2,982
Cenovus Energy, Inc. 5.375% 7/15/2025	32,721	32,722
Cenovus Energy, Inc. 5.25% 6/15/2037	822	778
Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	11,311
Chevron Corp. 3.078% 5/11/2050	4,419	2,979
Chevron USA, Inc. 1.018% 8/12/2027	4,385	4,125
Chevron USA, Inc. 4.687% 4/15/2030	45,909	46,841
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	4,665	4,740
Civitas Resources, Inc. 8.75% 7/1/2031 (d)	10,300	10,427
CNX Resources Corp. 6.00% 1/15/2029 (d)	1,608	1,615
CNX Resources Corp. 7.375% 1/15/2031 (d)	1,437	1,500
CNX Resources Corp. 7.25% 3/1/2032 (d)	2,935	3,041
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053 (d)	8,155	8,437
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (d)	8,000	8,450
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043 (d)	3,869	3,999
ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,215
ConocoPhillips Co. 3.80% 3/15/2052	14,105	10,253
ConocoPhillips Co. 5.30% 5/15/2053	27,401	25,297
ConocoPhillips Co. 5.55% 3/15/2054	11,488	10,991
ConocoPhillips Co. 5.50% 1/15/2055	19,823	18,828
Crescent Energy Finance, LLC 9.25% 2/15/2028 (d)	7,724	8,056
Crescent Energy Finance, LLC 7.625% 4/1/2032 (d)	2,725	2,663
Devon Energy Corp. 5.20% 9/15/2034	26,500	25,751
Devon Energy Corp. 5.75% 9/15/2054	23,628	21,291
Diamondback Energy, Inc. 5.15% 1/30/2030	836	855
Diamondback Energy, Inc. 5.55% 4/1/2035	60,892	61,581
Diamondback Energy, Inc. 5.75% 4/18/2054	10,250	9,524
Ecopetrol SA 8.625% 1/19/2029	2,000	2,116
Ecopetrol SA 8.875% 1/13/2033	132,550	136,832
Ecopetrol SA 8.375% 1/19/2036	1,305	1,260
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	4,370	4,427
Energy Transfer, LP 5.25% 7/1/2029	6,493	6,654
Energy Transfer, LP 6.40% 12/1/2030	3,440	3,709
Energy Transfer, LP 5.70% 4/1/2035	7,272	7,410
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028) (f)(i)	2,229	2,227
Eni SpA 5.50% 5/15/2034 (d)	1,003	1,011
Eni SpA 5.75% 5/19/2035 (d)	15,272	15,628
Eni SpA 5.95% 5/15/2054 (d)	5,923	5,736
Enterprise Products Operating, LLC 4.95% 2/15/2035	5,081	5,066
EOG Resources, Inc. 4.40% 7/15/2028	5,193	5,224
EOG Resources, Inc. 3.90% 4/1/2035	10,000	9,154
EOG Resources, Inc. 5.35% 1/15/2036	3,642	3,695
EOG Resources, Inc. 5.65% 12/1/2054	6,490	6,342
EQT Corp. 7.00% 2/1/2030	15,000	16,268
Equinor ASA 3.125% 4/6/2030	22,503	21,484
Equinor ASA 3.25% 11/18/2049	5,687	3,979

57	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Exxon Mobil Corp. 2.61% 10/15/2030	USD32,900	$30,459
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,790
Exxon Mobil Corp. 3.452% 4/15/2051	15,392	10,923
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	33,038	33,446
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	6,980	7,202
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	4,038	4,188
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (d)	8,743	8,756
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	1,988	2,023
Harvest Midstream I, LP 7.50% 5/15/2032 (d)	2,010	2,124
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	1,570	1,594
Hess Midstream Operations, LP 6.50% 6/1/2029 (d)	2,855	2,938
Hilcorp Energy I, LP 5.75% 2/1/2029 (d)	2,125	2,099
Hilcorp Energy I, LP 6.25% 4/15/2032 (d)	9,000	8,602
Matador Resources Co. 6.875% 4/15/2028 (d)	4,950	5,051
Modec Finance BV 7.84% 7/15/2026 (g)(k)	5,000	5,058
MPLX, LP 4.00% 3/15/2028	3,500	3,467
Murphy Oil Corp. 6.375% 7/15/2028	5,116	5,163
Murphy Oil Corp. 5.875% 12/1/2042 (f)	1,395	1,134
Murphy Oil USA, Inc. 3.75% 2/15/2031 (d)	10,160	9,384
MV24 Capital BV 6.748% 6/1/2034 (d)	1,454	1,411
NFE Financing, LLC 12.00% 11/15/2029 (d)	21,386	9,727
NGL Energy Operating, LLC 8.375% 2/15/2032 (d)	8,200	8,231
Noble Finance II, LLC 8.00% 4/15/2030 (d)	800	815
Occidental Petroleum Corp. 5.20% 8/1/2029	27,164	27,271
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	39,449
Occidental Petroleum Corp. 6.625% 9/1/2030	80,000	84,644
Occidental Petroleum Corp. 6.125% 1/1/2031	5,698	5,903
Occidental Petroleum Corp. 5.375% 1/1/2032	98,000	97,266
Occidental Petroleum Corp. 5.55% 10/1/2034	81,493	80,019
Occidental Petroleum Corp. 6.45% 9/15/2036	10,286	10,531
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,741
Oleoducto Central SA 4.00% 7/14/2027	8,569	8,358
Oleoducto Central SA 4.00% 7/14/2027 (d)	4,960	4,838
ONEOK, Inc. 5.85% 1/15/2026	432	434
ONEOK, Inc. 5.55% 11/1/2026	1,977	2,005
ONEOK, Inc. 5.65% 11/1/2028	11,023	11,423
ONEOK, Inc. 5.05% 11/1/2034	14,485	14,103
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	3,622	3,970
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	4,900	5,083
Petroleos Mexicanos 6.875% 10/16/2025	2,000	1,999
Petroleos Mexicanos 4.50% 1/23/2026	2,000	1,974
Petroleos Mexicanos 6.875% 8/4/2026	121,240	121,343
Petroleos Mexicanos 6.49% 1/23/2027	45,288	45,088
Petroleos Mexicanos 6.50% 3/13/2027	132,199	131,363
Petroleos Mexicanos 5.35% 2/12/2028	5,000	4,804
Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,795
Petroleos Mexicanos 8.75% 6/2/2029	166,600	172,709
Petroleos Mexicanos 6.84% 1/23/2030	139,792	135,140
Petroleos Mexicanos 5.95% 1/28/2031	100,698	91,129
Petroleos Mexicanos 6.70% 2/16/2032	181,579	168,864
Petroleos Mexicanos 6.50% 6/2/2041	5,683	4,225
Petroleos Mexicanos 6.375% 1/23/2045	2,275	1,613
Petroleos Mexicanos 6.75% 9/21/2047	43,585	31,595
Petroleos Mexicanos 6.35% 2/12/2048	15,985	11,140
Petroleos Mexicanos 7.69% 1/23/2050	51,815	40,789
Petroleos Mexicanos 6.95% 1/28/2060	62,548	44,985
Pluspetrol Camisea SA 6.24% 7/3/2036 (d)	1,270	1,311
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (d)	4,780	4,607
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,275
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	3,000	2,164
Qatar Energy 1.375% 9/12/2026 (d)	18,535	17,879
Qatar Energy 2.25% 7/12/2031 (d)	32,300	28,333
Raizen Fuels Finance SA 6.25% 7/8/2032 (d)	5,000	4,969
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	1,325	1,327
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)	1,050	975
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,946

The Bond Fund of America	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Reliance Industries, Ltd. 2.875% 1/12/2032	USD3,000	$2,666
Reliance Industries, Ltd. 6.25% 10/19/2040	750	807
Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,633
Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,380
Reliance Industries, Ltd. 3.75% 1/12/2062	300	201
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	5,779	5,431
Saudi Arabian Oil Co. 6.375% 6/2/2055 (d)	21,000	21,014
Seadrill Finance, Ltd. 8.375% 8/1/2030 (d)	1,500	1,529
Shell Finance US, Inc. 2.375% 11/7/2029	9,441	8,782
Shell Finance US, Inc. 2.75% 4/6/2030	5,841	5,479
Shell Finance US, Inc. 3.25% 4/6/2050	580	397
Shell International Finance BV 3.00% 11/26/2051	10,603	6,833
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (d)	5,175	5,210
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034 (d)	15,861	15,702
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054 (d)	14,385	13,687
Sunoco, LP 6.00% 4/15/2027	4,210	4,211
Sunoco, LP 7.00% 9/15/2028 (d)	6,715	6,933
Sunoco, LP 4.50% 5/15/2029	5,215	5,067
Sunoco, LP 7.25% 5/1/2032 (d)	3,080	3,236
Targa Resources Corp. 5.55% 8/15/2035	14,386	14,466
Targa Resources Corp. 5.65% 2/15/2036	4,255	4,297
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,172
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	3,600	2,937
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	4,000	3,355
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	6,900	4,229
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	3,400	2,174
TotalEnergies Capital International SA 3.127% 5/29/2050	1,008	666
TotalEnergies Capital SA 5.15% 4/5/2034	1,221	1,251
TotalEnergies Capital SA 4.724% 9/10/2034	5,000	4,970
TotalEnergies Capital SA 5.488% 4/5/2054	42,076	40,531
TotalEnergies Capital SA 5.275% 9/10/2054	14,400	13,494
Transportadora de Gas del Peru SA 4.25% 4/30/2028	514	511
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (d)	22,500	19,694
Western Midstream Operating, LP 4.05% 2/1/2030 (f)	2,202	2,119
		2,517,440

Industrials 1.65%
Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027	3,000	2,906
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029	4,000	3,782
ADT Security Corp. 4.125% 8/1/2029 (d)	3,000	2,901
ADT Security Corp. 4.875% 7/15/2032 (d)	3,000	2,882
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041 (d)	4,100	3,089
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (d)	3,180	2,242
Allison Transmission, Inc. 3.75% 1/30/2031 (d)	4,000	3,669
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 9/29/2031 (c)(h)	79,310	79,285
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,712
BAE Systems PLC 5.00% 3/26/2027 (d)	9,000	9,108
BAE Systems PLC 5.125% 3/26/2029 (d)	10,346	10,608
BAE Systems PLC 5.25% 3/26/2031 (d)	5,428	5,613
BAE Systems PLC 5.30% 3/26/2034 (d)	67,727	69,272
BAE Systems PLC 5.50% 3/26/2054 (d)	1,921	1,898
Boeing Co. (The) 2.75% 2/1/2026	55,594	54,969
Boeing Co. (The) 2.196% 2/4/2026	22,816	22,463
Boeing Co. (The) 2.70% 2/1/2027	11,304	10,991
Boeing Co. (The) 5.04% 5/1/2027	1,126	1,135
Boeing Co. (The) 6.259% 5/1/2027	12,672	13,042
Boeing Co. (The) 3.25% 2/1/2028	49,283	47,812
Boeing Co. (The) 3.25% 3/1/2028	10,176	9,839
Boeing Co. (The) 6.298% 5/1/2029	58,103	61,443
Boeing Co. (The) 5.15% 5/1/2030	38,276	38,987
Boeing Co. (The) 3.625% 2/1/2031	3,864	3,642
Boeing Co. (The) 6.388% 5/1/2031	46,324	49,805
Boeing Co. (The) 3.60% 5/1/2034	6,790	5,988
Boeing Co. (The) 6.528% 5/1/2034	25,066	27,251
Boeing Co. (The) 5.705% 5/1/2040	8,150	8,057

59	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 3.90% 5/1/2049	USD1,000	$718
Boeing Co. (The) 3.75% 2/1/2050	537	380
Boeing Co. (The) 5.805% 5/1/2050	13,027	12,505
Boeing Co. (The) 6.858% 5/1/2054	8,738	9,574
Boeing Co. (The) 5.93% 5/1/2060	9,187	8,741
Boeing Co. (The) 7.008% 5/1/2064	5,189	5,705
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,847
BWX Technologies, Inc. 4.125% 6/30/2028 (d)	1,675	1,635
Canadian National Railway Co. 4.375% 9/18/2034	8,122	7,833
Canadian Pacific Railway Co. 1.75% 12/2/2026	5,709	5,511
Canadian Pacific Railway Co. 4.80% 3/30/2030	22,797	23,175
Canadian Pacific Railway Co. 5.20% 3/30/2035	36,787	37,316
Canadian Pacific Railway Co. 3.00% 12/2/2041	9,905	7,209
Canadian Pacific Railway Co. 3.10% 12/2/2051	30,869	20,312
Carrier Global Corp. 2.722% 2/15/2030	12,746	11,850
Carrier Global Corp. 2.70% 2/15/2031	479	436
Carrier Global Corp. 5.90% 3/15/2034	1,828	1,947
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (d)	9,430	9,502
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	3,000	2,981
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (d)	6,780	6,986
CK Hutchison International (24) (II), Ltd. 4.75% 9/13/2034	700	684
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	1,400	1,033
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	3,700	2,593
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,220
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,557
Clean Harbors, Inc. 4.875% 7/15/2027 (d)	1,100	1,095
Clean Harbors, Inc. 5.125% 7/15/2029 (d)	10,000	9,905
Clean Harbors, Inc. 6.375% 2/1/2031 (d)	808	828
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	2,979
CSX Corp. 3.80% 3/1/2028	2,460	2,438
CSX Corp. 2.40% 2/15/2030	11,598	10,704
CSX Corp. 4.10% 11/15/2032	13,676	13,272
CSX Corp. 5.20% 11/15/2033	7,866	8,136
CSX Corp. 5.05% 6/15/2035	34,232	34,442
CSX Corp. 2.50% 5/15/2051	1,595	921
CSX Corp. 4.50% 11/15/2052	27,800	23,468
CSX Corp. 4.90% 3/15/2055	10,605	9,523
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (d)	1,217	1,247
Eaton Corp. 4.15% 3/15/2033	654	635
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	5,000	4,801
General Dynamics Corp. 2.25% 6/1/2031	312	279
General Dynamics Corp. 4.95% 8/15/2035	4,955	4,976
Hexcel Corp. 5.875% 2/26/2035	1,761	1,793
HPHT Finance 25, Ltd. 5.00% 2/21/2030	9,600	9,692
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,477
Icahn Enterprises, LP 6.25% 5/15/2026	6,721	6,679
Icahn Enterprises, LP 5.25% 5/15/2027	995	965
Ingersoll-Rand, Inc. 5.70% 8/14/2033	4,791	5,020
Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,453	1,495
Johnson Controls International PLC 4.90% 12/1/2032	2,774	2,790
L3Harris Technologies, Inc. 5.40% 7/31/2033	11,257	11,568
LATAM Airlines Group SA 7.625% 1/7/2031 (d)	6,380	6,420
LG Energy Solution, Ltd. 5.25% 4/2/2028 (d)	3,920	3,936
LG Energy Solution, Ltd. 5.375% 4/2/2030 (d)	3,000	3,013
LG Energy Solution, Ltd. 5.875% 4/2/2035	2,500	2,493
LG Energy Solution, Ltd. 5.875% 4/2/2035 (d)	500	499
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	2,055	2,085
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	437	444
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	5,092	4,794
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (d)	2,439	2,296
Lockheed Martin Corp. 4.50% 2/15/2029	6,250	6,312
Lockheed Martin Corp. 5.25% 1/15/2033	26,990	28,030
Lockheed Martin Corp. 4.75% 2/15/2034	813	809
Lockheed Martin Corp. 5.70% 11/15/2054	14,795	14,939
Masco Corp. 1.50% 2/15/2028	795	739
Masco Corp. 2.00% 2/15/2031	1,173	1,010

The Bond Fund of America	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Mexico City Airport Trust 4.25% 10/31/2026	USD8,700	$8,526
Mexico City Airport Trust 3.875% 4/30/2028	11,400	11,082
Mexico City Airport Trust 3.875% 4/30/2028 (d)	690	671
Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,590
Mexico City Airport Trust 5.50% 7/31/2047	14,409	11,908
Mexico City Airport Trust 5.50% 7/31/2047 (d)	2,485	2,054
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (d)	4,176	4,184
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	13,872	13,690
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,895
MTR Corp., Ltd. 5.25% 4/1/2055	2,000	1,961
Norfolk Southern Corp. 5.05% 8/1/2030	9,546	9,868
Norfolk Southern Corp. 4.45% 3/1/2033	11,653	11,407
Norfolk Southern Corp. 5.10% 5/1/2035	23,386	23,513
Norfolk Southern Corp. 5.35% 8/1/2054	18,807	17,979
Northrop Grumman Corp. 4.65% 7/15/2030	14,212	14,341
Northrop Grumman Corp. 4.70% 3/15/2033	11,968	11,936
Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,527
Paychex, Inc. 5.10% 4/15/2030	5,853	5,997
Paychex, Inc. 5.35% 4/15/2032	9,012	9,258
Paychex, Inc. 5.60% 4/15/2035	2,129	2,202
Pitney Bowes, Inc. 6.875% 3/15/2027 (d)	6,000	6,061
Prime Security Services Borrower, LLC 5.75% 4/15/2026 (d)	1,260	1,268
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (d)	3,100	3,005
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	5,135	5,303
RB Global Holdings, Inc. 7.75% 3/15/2031 (d)	1,511	1,590
Republic Services, Inc. 4.875% 4/1/2029	4,090	4,179
Republic Services, Inc. 2.375% 3/15/2033	1,252	1,070
Republic Services, Inc. 5.15% 3/15/2035	5,000	5,100
Reworld Holding Corp., Term Loan B, (USD-SOFR + 2.25%) 6.564% 11/30/2028 (c)(h)	6,373	6,373
Reworld Holding Corp., Term Loan C, (USD-SOFR + 2.25%) 6.564% 11/30/2028 (c)(h)	351	351
RTX Corp. 3.95% 8/16/2025	17,415	17,395
RTX Corp. 5.75% 11/8/2026	4,000	4,075
RTX Corp. 3.125% 5/4/2027	1,000	981
RTX Corp. 4.125% 11/16/2028	6,320	6,297
RTX Corp. 5.75% 1/15/2029	3,000	3,143
RTX Corp. 6.00% 3/15/2031	7,364	7,915
RTX Corp. 1.90% 9/1/2031	2,488	2,130
RTX Corp. 2.375% 3/15/2032	7,474	6,507
RTX Corp. 5.15% 2/27/2033	428	438
RTX Corp. 6.10% 3/15/2034	11,164	12,075
RTX Corp. 4.50% 6/1/2042	1,375	1,218
RTX Corp. 2.82% 9/1/2051	1,750	1,082
RTX Corp. 3.03% 3/15/2052	7,000	4,495
RTX Corp. 5.375% 2/27/2053	3,194	3,060
RTX Corp. 6.40% 3/15/2054	6,461	7,088
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (d)	1,376	999
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,545
Siemens Funding BV 5.20% 5/28/2035 (d)	4,000	4,078
Siemens Funding BV 5.80% 5/28/2055 (d)	22,511	23,256
Siemens Funding BV 5.90% 5/28/2065 (d)	12,967	13,434
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (d)	15,000	15,934
STE TransCore Holdings, Inc. 3.375% 5/5/2027 (k)	3,000	2,961
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (d)	12,355	10,919
Texas Combined Tirz I, LLC 0% 12/7/2062 (d)(g)	3,400	3,400
Triton Container International, Ltd. 3.15% 6/15/2031 (d)	15,346	13,332
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	7,886
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	3,874
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	7,966
Union Pacific Corp. 3.75% 7/15/2025	2,230	2,229
Union Pacific Corp. 2.15% 2/5/2027	4,740	4,604
Union Pacific Corp. 2.375% 5/20/2031	22,125	19,902
Union Pacific Corp. 2.80% 2/14/2032	11,756	10,611
Union Pacific Corp. 5.10% 2/20/2035	7,741	7,876
Union Pacific Corp. 2.891% 4/6/2036	4,119	3,408
Union Pacific Corp. 4.30% 3/1/2049	1,367	1,135
Union Pacific Corp. 3.25% 2/5/2050	26,498	18,317

61	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Union Pacific Corp. 2.95% 3/10/2052	USD7,553	$4,824
Union Pacific Corp. 3.50% 2/14/2053	4,558	3,231
Union Pacific Corp. 5.60% 12/1/2054	8,677	8,640
Union Pacific Corp. 3.839% 3/20/2060	4,000	2,883
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (d)	6,420	6,581
Veralto Corp. 5.35% 9/18/2028	25,750	26,553
Veralto Corp. 5.45% 9/18/2033	8,000	8,256
Waste Management, Inc. 4.80% 3/15/2032	1,094	1,111
Waste Management, Inc. 4.95% 3/15/2035	8,243	8,281
WESCO Distribution, Inc. 7.25% 6/15/2028 (d)	4,355	4,412
		1,555,814

Consumer staples 1.48%
Albertsons Cos., Inc. 3.50% 3/15/2029 (d)	8,727	8,277
Altria Group, Inc. 4.40% 2/14/2026	7,655	7,650
Altria Group, Inc. 4.875% 2/4/2028	3,256	3,301
Altria Group, Inc. 3.40% 5/6/2030	1,272	1,208
Altria Group, Inc. 5.625% 2/6/2035	5,000	5,101
Altria Group, Inc. 4.50% 5/2/2043	100	83
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	18,428	17,989
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	4,555	4,179
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	1,500	1,532
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,177
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,000	1,986
BAT Capital Corp. 3.215% 9/6/2026	8,750	8,631
BAT Capital Corp. 3.557% 8/15/2027	43,532	42,847
BAT Capital Corp. 2.259% 3/25/2028	13,732	12,995
BAT Capital Corp. 6.343% 8/2/2030	38,099	41,088
BAT Capital Corp. 5.834% 2/20/2031	4,243	4,467
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,593
BAT Capital Corp. 5.35% 8/15/2032	28,800	29,476
BAT Capital Corp. 6.421% 8/2/2033	32,255	35,047
BAT Capital Corp. 6.00% 2/20/2034	23,700	24,995
BAT Capital Corp. 5.625% 8/15/2035	51,925	52,860
BAT Capital Corp. 4.39% 8/15/2037	5,000	4,474
BAT Capital Corp. 4.54% 8/15/2047	5,656	4,573
BAT Capital Corp. 4.758% 9/6/2049	3,873	3,196
BAT Capital Corp. 6.25% 8/15/2055	7,660	7,763
BAT International Finance PLC 4.448% 3/16/2028	18,500	18,534
Campbell’s Co. (The) 5.20% 3/21/2029	5,450	5,583
Campbell’s Co. (The) 4.75% 3/23/2035	7,164	6,886
Central Garden & Pet Co. 4.125% 10/15/2030	1,325	1,252
Coca-Cola Co. 5.00% 5/13/2034	7,679	7,911
Coca-Cola Co. 4.65% 8/14/2034	9,855	9,910
Coca-Cola Co. 5.30% 5/13/2054	3,420	3,330
Coca-Cola Co. 5.20% 1/14/2055	11,249	10,778
Coca-Cola Co. 5.40% 5/13/2064	2,121	2,071
Conagra Brands, Inc. 4.60% 11/1/2025	6,110	6,104
Conagra Brands, Inc. 1.375% 11/1/2027	527	492
Constellation Brands, Inc. 2.875% 5/1/2030	11,545	10,686
Constellation Brands, Inc. 4.80% 5/1/2030	2,570	2,592
Constellation Brands, Inc. 2.25% 8/1/2031	5,951	5,158
Constellation Brands, Inc. 4.75% 5/9/2032	12,733	12,657
Constellation Brands, Inc. 4.90% 5/1/2033	21,830	21,643
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	779
Coty, Inc. 4.75% 1/15/2029 (d)	3,392	3,318
Coty, Inc. 6.625% 7/15/2030 (d)	13,656	13,980
Darling Ingredients, Inc. 5.25% 4/15/2027 (d)	6,000	5,993
Darling Ingredients, Inc. 6.00% 6/15/2030 (d)	755	766
Diageo Investment Corp. 5.125% 8/15/2030	7,996	8,240
Diageo Investment Corp. 5.625% 4/15/2035	2,331	2,439
Imperial Brands Finance PLC 4.50% 6/30/2028 (d)	5,658	5,658
Imperial Brands Finance PLC 5.875% 7/1/2034 (d)	10,300	10,579
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	36,765	36,903
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)	14,272	14,482

The Bond Fund of America	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	USD13,570	$12,450
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	6,485	5,249
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	657
InRetail Consumer 3.25% 3/22/2028 (d)	5,400	5,126
InRetail Consumer 3.25% 3/22/2028	2,000	1,898
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,000	4,205
J. M. Smucker Co. (The) 6.20% 11/15/2033	3,000	3,221
JBS USA Holding Lux SARL 3.00% 2/2/2029	2,818	2,679
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,412
Kroger Co. 5.00% 9/15/2034	10,815	10,744
Kroger Co. 5.50% 9/15/2054	18,750	17,811
Mars, Inc. 4.80% 3/1/2030 (d)	39,478	40,013
Mars, Inc. 5.00% 3/1/2032 (d)	36,419	36,922
Mars, Inc. 5.20% 3/1/2035 (d)	147,088	148,924
Mars, Inc. 5.65% 5/1/2045 (d)	36,499	36,609
Mars, Inc. 5.70% 5/1/2055 (d)	131,330	131,103
Mondelez International, Inc. 4.50% 5/6/2030	13,785	13,777
Mondelez International, Inc. 4.75% 8/28/2034	9,915	9,806
Mondelez International, Inc. 5.125% 5/6/2035	30,766	30,942
PepsiCo, Inc. 1.625% 5/1/2030	588	522
PepsiCo, Inc. 1.40% 2/25/2031	666	571
Philip Morris International, Inc. 5.00% 11/17/2025	30,000	30,044
Philip Morris International, Inc. 4.875% 2/13/2026	17,505	17,547
Philip Morris International, Inc. 5.125% 11/17/2027	15,175	15,483
Philip Morris International, Inc. 4.125% 4/28/2028	13,000	12,977
Philip Morris International, Inc. 5.25% 9/7/2028	20,000	20,579
Philip Morris International, Inc. 3.375% 8/15/2029	780	753
Philip Morris International, Inc. 5.625% 11/17/2029	5,432	5,706
Philip Morris International, Inc. 5.125% 2/15/2030	17,500	18,011
Philip Morris International, Inc. 4.375% 4/30/2030	7,072	7,057
Philip Morris International, Inc. 2.10% 5/1/2030	3,718	3,351
Philip Morris International, Inc. 5.50% 9/7/2030	12,600	13,177
Philip Morris International, Inc. 1.75% 11/1/2030	4,207	3,669
Philip Morris International, Inc. 5.125% 2/13/2031	12,157	12,526
Philip Morris International, Inc. 4.75% 11/1/2031	6,696	6,750
Philip Morris International, Inc. 5.75% 11/17/2032	19,801	20,943
Philip Morris International, Inc. 5.25% 2/13/2034	19,605	20,006
Philip Morris International, Inc. 4.90% 11/1/2034	70,100	69,815
Philip Morris International, Inc. 4.875% 4/30/2035	12,908	12,740
Philip Morris International, Inc. 4.125% 3/4/2043	108	90
Philip Morris International, Inc. 4.25% 11/10/2044	106	90
Post Holdings, Inc. 6.25% 2/15/2032 (d)	2,162	2,225
Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,005
US Foods, Inc. 5.75% 4/15/2033 (d)	3,140	3,145
Walmart, Inc. 4.10% 4/15/2033	5,907	5,772
Walmart, Inc. 4.50% 4/15/2053	6,632	5,813
		1,390,127

Communication services 1.43%
Alphabet, Inc. 5.25% 5/15/2055	4,355	4,292
Alphabet, Inc. 5.30% 5/15/2065	4,875	4,777
America Movil, SAB de CV, 9.50% 1/27/2031	MXN117,330	6,274
AT&T, Inc. 1.70% 3/25/2026	USD1,667	1,634
AT&T, Inc. 2.30% 6/1/2027	5,860	5,653
AT&T, Inc. 1.65% 2/1/2028	8,661	8,127
AT&T, Inc. 4.35% 3/1/2029	20,241	20,288
AT&T, Inc. 4.30% 2/15/2030	49,083	48,939
AT&T, Inc. 2.75% 6/1/2031	34,105	30,933
AT&T, Inc. 2.25% 2/1/2032	17,355	14,942
AT&T, Inc. 2.55% 12/1/2033	19,599	16,410
AT&T, Inc. 5.40% 2/15/2034	19,707	20,277
AT&T, Inc. 4.50% 5/15/2035	7,743	7,382
AT&T, Inc. 3.50% 9/15/2053	42,939	29,086
AT&T, Inc. 3.55% 9/15/2055	9,000	6,078
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,359

63	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
CCO Holdings, LLC 5.375% 6/1/2029 (d)	USD2,700	$2,692
CCO Holdings, LLC 4.75% 3/1/2030 (d)	9,665	9,371
CCO Holdings, LLC 4.50% 8/15/2030 (d)	18,675	17,816
CCO Holdings, LLC 4.75% 2/1/2032 (d)	8,000	7,593
CCO Holdings, LLC 4.50% 5/1/2032	3,545	3,303
CCO Holdings, LLC 4.50% 6/1/2033 (d)	1,680	1,537
CCO Holdings, LLC 4.25% 1/15/2034 (d)	21,825	19,442
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,914
Charter Communications Operating, LLC 6.10% 6/1/2029	25,275	26,469
Charter Communications Operating, LLC 2.80% 4/1/2031	26,075	23,260
Charter Communications Operating, LLC 2.30% 2/1/2032	20,000	16,883
Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,710
Charter Communications Operating, LLC 6.55% 6/1/2034	1,250	1,334
Charter Communications Operating, LLC 6.384% 10/23/2035	5,373	5,646
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,792
Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,909
Charter Communications Operating, LLC 4.80% 3/1/2050	43,633	34,936
Charter Communications Operating, LLC 3.70% 4/1/2051	66,303	44,200
Charter Communications Operating, LLC 3.90% 6/1/2052	74,649	51,275
Charter Communications Operating, LLC 5.25% 4/1/2053	36,493	31,025
Charter Communications Operating, LLC / Charter Communications Operating Capital 5.50% 4/1/2063	20,555	17,394
Comcast Corp. 2.65% 2/1/2030	20,000	18,584
Comcast Corp. 4.80% 5/15/2033	19,907	19,875
Comcast Corp. 5.30% 6/1/2034	16,386	16,791
Comcast Corp. 4.20% 8/15/2034	1,500	1,418
Comcast Corp. 5.30% 5/15/2035	7,531	7,676
Comcast Corp. 3.75% 4/1/2040	8,930	7,418
Comcast Corp. 5.65% 6/1/2054	42,981	41,797
CSC Holdings, LLC 5.375% 2/1/2028 (d)	4,850	4,445
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (h)(l)	88	80
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)	8,750	8,727
DISH Network Corp. 11.75% 11/15/2027 (d)	14,925	15,397
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (d)	2,000	2,028
Gray Media, Inc. 10.50% 7/15/2029 (d)	8,500	9,138
Gray Media, Inc. 4.75% 10/15/2030 (d)	6,535	4,950
Gray Media, Inc. 5.375% 11/15/2031 (d)	3,786	2,842
Level 3 Financing, Inc. 3.75% 7/15/2029 (d)	3,053	2,583
Meta Platforms, Inc. 4.75% 8/15/2034	7,500	7,538
Meta Platforms, Inc. 5.40% 8/15/2054	7,500	7,320
Netflix, Inc. 4.875% 4/15/2028	8,125	8,297
Netflix, Inc. 5.875% 11/15/2028	11,822	12,465
Netflix, Inc. 4.875% 6/15/2030 (d)	53	54
Netflix, Inc. 4.90% 8/15/2034	1,552	1,583
Netflix, Inc. 5.40% 8/15/2054	613	605
News Corp. 3.875% 5/15/2029 (d)	6,000	5,745
News Corp. 5.125% 2/15/2032 (d)	8,175	8,006
SBA Tower Trust 1.631% 11/15/2026 (d)	62,772	60,244
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,860
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	4,300	4,133
Sirius XM Radio, LLC 4.125% 7/1/2030 (d)	8,000	7,381
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	5,000	4,448
Stagwell Global, LLC 5.625% 8/15/2029 (d)	3,500	3,351
TEGNA, Inc. 5.00% 9/15/2029	8,500	8,125
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,395
Tencent Holdings, Ltd. 2.39% 6/3/2030 (d)	10,000	9,169
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	634
Tencent Holdings, Ltd. 3.24% 6/3/2050 (d)	9,870	6,706
Tencent Holdings, Ltd. 3.29% 6/3/2060 (d)	5,000	3,204
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,900
T-Mobile USA, Inc. 2.05% 2/15/2028	221	209
T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	20,283
T-Mobile USA, Inc. 3.875% 4/15/2030	16,475	16,006
T-Mobile USA, Inc. 2.55% 2/15/2031	12,500	11,196
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,659
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,395
T-Mobile USA, Inc. 2.70% 3/15/2032	429	378

The Bond Fund of America	64

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 5.125% 5/15/2032	USD22,087	$22,532
T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,411
T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,479
T-Mobile USA, Inc. 5.15% 4/15/2034	6,921	7,012
T-Mobile USA, Inc. 5.30% 5/15/2035	20,985	21,256
T-Mobile USA, Inc. 3.00% 2/15/2041	7,890	5,777
T-Mobile USA, Inc. 3.40% 10/15/2052	33,939	22,692
T-Mobile USA, Inc. 5.75% 1/15/2054	3,217	3,154
T-Mobile USA, Inc. 6.00% 6/15/2054	2,131	2,171
T-Mobile USA, Inc. 5.50% 1/15/2055	5,708	5,416
T-Mobile USA, Inc. 5.875% 11/15/2055	2,474	2,475
Verizon Communications, Inc. 3.875% 2/8/2029	183	181
Verizon Communications, Inc. 1.75% 1/20/2031	18,894	16,286
Verizon Communications, Inc. 2.355% 3/15/2032	5,075	4,376
Verizon Communications, Inc. 5.05% 5/9/2033	2,000	2,029
Verizon Communications, Inc. 4.78% 2/15/2035	17,269	16,831
Verizon Communications, Inc. 5.25% 4/2/2035	31,707	31,983
Verizon Communications, Inc. 5.401% 7/2/2037 (d)	3,160	3,181
Verizon Communications, Inc. 2.65% 11/20/2040	12,342	8,713
Verizon Communications, Inc. 3.40% 3/22/2041	3,500	2,701
Verizon Communications, Inc. 2.85% 9/3/2041	9,116	6,462
Verizon Communications, Inc. 2.875% 11/20/2050	4,818	3,004
Verizon Communications, Inc. 3.55% 3/22/2051	10,000	7,156
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,447
Verizon Communications, Inc. 2.987% 10/30/2056	34,166	20,582
Virgin Media Secured Finance PLC 5.50% 5/15/2029 (d)	5,000	4,921
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (d)	500	465
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (d)	5,475	5,019
Vodafone Group PLC 4.25% 9/17/2050	14,575	11,369
VZ Secured Financing BV 5.00% 1/15/2032 (d)	2,000	1,781
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	48,000	44,794
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	31,000	28,869
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	15,943	11,200
WMG Acquisition Corp. 3.75% 12/1/2029 (d)	5,000	4,691
Ziggo BV 4.875% 1/15/2030 (d)	6,000	5,611
ZipRecruiter, Inc. 5.00% 1/15/2030 (d)	6,000	5,128
		1,345,145

Information technology 1.02%
Accenture Capital, Inc. 4.25% 10/4/2031	11,000	10,900
Accenture Capital, Inc. 4.50% 10/4/2034	13,202	12,853
Amphenol Corp. 5.00% 1/15/2035	8,006	8,096
Amphenol Corp. 5.375% 11/15/2054	8,432	8,258
Analog Devices, Inc. 1.70% 10/1/2028	4,539	4,210
Analog Devices, Inc. 2.10% 10/1/2031	14,846	12,977
Analog Devices, Inc. 5.05% 4/1/2034	18,245	18,713
Analog Devices, Inc. 2.95% 10/1/2051	14,709	9,556
Analog Devices, Inc. 5.30% 4/1/2054	8,660	8,355
Apple, Inc. 4.75% 5/12/2035	23,819	24,020
Broadcom Corp. 3.875% 1/15/2027	6,617	6,574
Broadcom, Inc. 5.05% 7/12/2027	15,000	15,220
Broadcom, Inc. 4.00% 4/15/2029 (d)	3,178	3,136
Broadcom, Inc. 4.15% 11/15/2030	6,522	6,420
Broadcom, Inc. 4.15% 4/15/2032 (d)	346	334
Broadcom, Inc. 5.20% 4/15/2032	8,250	8,487
Broadcom, Inc. 3.469% 4/15/2034 (d)	30,385	27,154
Broadcom, Inc. 4.80% 10/15/2034	8,526	8,427
Broadcom, Inc. 3.137% 11/15/2035 (d)	2,092	1,765
Broadcom, Inc. 3.187% 11/15/2036 (d)	6,007	4,982
Broadcom, Inc. 4.926% 5/15/2037 (d)	12,923	12,549
Cisco Systems, Inc. 4.85% 2/26/2029	20,000	20,501
Cisco Systems, Inc. 4.95% 2/26/2031	14,875	15,306
Cisco Systems, Inc. 4.95% 2/24/2032	10,200	10,459
Cisco Systems, Inc. 5.05% 2/26/2034	28,197	28,873
Cisco Systems, Inc. 5.10% 2/24/2035	85,621	87,675

65	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Cisco Systems, Inc. 5.30% 2/26/2054	USD5,831	$5,660
Fair Isaac Corp. 6.00% 5/15/2033 (d)	11,150	11,280
Imola Merger Corp. 4.75% 5/15/2029 (d)	2,500	2,415
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,729
Lenovo Group, Ltd. 6.536% 7/27/2032	6,000	6,420
Microchip Technology, Inc. 4.90% 3/15/2028	11,349	11,476
Microchip Technology, Inc. 5.05% 3/15/2029	26,050	26,472
Microchip Technology, Inc. 5.05% 2/15/2030	32,363	32,842
Micron Technology, Inc. 5.65% 11/1/2032	6,400	6,655
NCR Atleos Corp. 9.50% 4/1/2029 (d)	9,383	10,285
Open Text Corp. 3.875% 2/15/2028 (d)	6,500	6,310
Oracle Corp. 4.80% 8/3/2028	5,000	5,084
Oracle Corp. 5.25% 2/3/2032	20,600	21,139
Oracle Corp. 5.50% 8/3/2035	33,980	34,748
Oracle Corp. 3.60% 4/1/2050	34,960	24,472
Oracle Corp. 6.00% 8/3/2055	750	749
Roper Technologies, Inc. 4.90% 10/15/2034	12,931	12,758
ServiceNow, Inc. 1.40% 9/1/2030	28,143	24,400
SK hynix, Inc. 1.50% 1/19/2026 (d)	19,275	18,964
SK hynix, Inc. 1.50% 1/19/2026	8,142	8,011
SK hynix, Inc. 6.375% 1/17/2028 (d)	10,000	10,434
SK hynix, Inc. 6.375% 1/17/2028	2,800	2,921
SK hynix, Inc. 2.375% 1/19/2031	5,000	4,422
SK hynix, Inc. 2.375% 1/19/2031 (d)	4,830	4,272
SK hynix, Inc. 6.50% 1/17/2033	3,000	3,244
Synopsys, Inc. 5.15% 4/1/2035	150,037	151,290
Synopsys, Inc. 5.70% 4/1/2055	51,649	51,389
Texas Instruments, Inc. 4.60% 2/8/2029	3,968	4,037
Texas Instruments, Inc. 4.85% 2/8/2034	3,706	3,766
Texas Instruments, Inc. 5.10% 5/23/2035	9,650	9,835
TSMC Global, Ltd. 0.75% 9/28/2025	10,000	9,912
TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,747
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	9,305
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,668
TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,818
UKG, Inc. 6.875% 2/1/2031 (d)	3,250	3,374
Viasat, Inc. 5.625% 4/15/2027 (d)	8,000	7,974
Xerox Holdings Corp. 5.50% 8/15/2028 (d)	6,000	4,592
		954,669

Real estate 0.99%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	229
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	99
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,832
Alexandria Real Estate Equities, Inc. 5.625% 5/15/2054	2,250	2,100
American Tower Corp. 3.65% 3/15/2027	427	422
American Tower Corp. 2.70% 4/15/2031	5,000	4,487
Boston Properties, LP 2.90% 3/15/2030	68,683	63,140
Boston Properties, LP 3.25% 1/30/2031	24,747	22,692
Boston Properties, LP 2.55% 4/1/2032	74,163	62,604
Boston Properties, LP 2.45% 10/1/2033	40,960	32,752
Boston Properties, LP 6.50% 1/15/2034	76,062	81,472
Boston Properties, LP 5.75% 1/15/2035	99,728	100,424
COPT Defense Properties, LP 2.25% 3/15/2026	9,530	9,351
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (d)	2,490	2,204
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031	2,000	1,770
Crown Castle, Inc. 5.00% 1/11/2028	14,069	14,213
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	EUR10,000	11,674
Equinix, Inc. 2.90% 11/18/2026	USD9,236	9,054
Equinix, Inc. 1.55% 3/15/2028	4,566	4,258
Equinix, Inc. 2.00% 5/15/2028	1,318	1,234
Equinix, Inc. 3.20% 11/18/2029	4,667	4,430
Equinix, Inc. 2.15% 7/15/2030	2,678	2,384
Equinix, Inc. 2.50% 5/15/2031	2,800	2,482
Equinix, Inc. 3.90% 4/15/2032	933	884

The Bond Fund of America	66

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 3.40% 2/15/2052	USD3,120	$2,094
ERP Operating, LP 4.65% 9/15/2034	11,223	10,897
Extra Space Storage, LP 2.35% 3/15/2032	20,000	16,981
FibraSOMA 4.375% 7/22/2031 (d)	8,260	6,453
FibraSOMA 4.375% 7/22/2031	5,000	3,906
Fideicomiso Fibra Uno 4.869% 1/15/2030	2,000	1,901
Fideicomiso Fibra Uno 7.70% 1/23/2032 (d)	3,015	3,146
Forestar Group, Inc. 5.00% 3/1/2028 (d)	2,000	1,970
Forestar Group, Inc. 6.50% 3/15/2033 (d)	4,225	4,260
Host Hotels & Resorts, LP 5.70% 7/1/2034	22,000	22,153
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	12,580	12,495
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	21,700	20,681
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	23,920	22,091
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,375	2,875
Iron Mountain, Inc. 5.25% 3/15/2028 (d)	9,459	9,424
Iron Mountain, Inc. 4.875% 9/15/2029 (d)	8,367	8,226
Iron Mountain, Inc. 5.25% 7/15/2030 (d)	7,950	7,847
Iron Mountain, Inc. 6.25% 1/15/2033 (d)	35,650	36,680
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	2,181
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,870	5,296
Kilroy Realty, LP 6.25% 1/15/2036	810	808
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	27,096	27,289
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (d)	34,184	35,768
MPT Operating Partnership, LP 3.50% 3/15/2031	13,000	9,203
Prologis, LP 4.75% 6/15/2033	1,726	1,722
Prologis, LP 5.125% 1/15/2034	40,000	40,512
Prologis, LP 5.00% 3/15/2034	2,625	2,633
Prologis, LP 5.00% 1/31/2035	24,101	24,110
Prologis, LP 5.25% 6/15/2053	426	400
Prologis, LP 5.25% 3/15/2054	1,235	1,160
Public Storage Operating Co. (USD-SOFR Index + 0.70%) 5.03% 4/16/2027 (c)	12,000	12,046
Public Storage Operating Co. 1.95% 11/9/2028	721	672
Public Storage Operating Co. 2.30% 5/1/2031	10,000	8,895
Service Properties Trust 5.50% 12/15/2027	5,000	4,957
Service Properties Trust 3.95% 1/15/2028	100	92
Service Properties Trust 8.625% 11/15/2031 (d)	39,925	42,889
Sun Communities Operating, LP 2.30% 11/1/2028	2,919	2,733
Sun Communities Operating, LP 2.70% 7/15/2031	2,537	2,250
Sun Communities Operating, LP 4.20% 4/15/2032	541	513
VICI Properties, LP 4.25% 12/1/2026 (d)	5,700	5,667
VICI Properties, LP 4.75% 2/15/2028	8,236	8,285
VICI Properties, LP 3.875% 2/15/2029 (d)	2,835	2,744
VICI Properties, LP 4.625% 12/1/2029 (d)	715	703
VICI Properties, LP 4.95% 2/15/2030	7,493	7,540
VICI Properties, LP 4.125% 8/15/2030 (d)	2,500	2,401
VICI Properties, LP 5.125% 5/15/2032	26,299	26,219
VICI Properties, LP 5.625% 4/1/2035	13,388	13,516
WEA Finance, LLC 3.50% 6/15/2029 (d)	6,247	5,986
		929,461

Materials 0.75%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,355
Alpek, SAB de CV 3.25% 2/25/2031 (d)	5,000	4,386
Berry Plastics Corp. 4.875% 7/15/2026 (d)	9,875	9,871
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	19,277	19,691
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,852	1,834
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	1,532
Braskem Netherlands Finance BV 4.50% 1/31/2030 (d)	4,600	3,568
Braskem Netherlands Finance BV 8.50% 1/12/2031 (d)	1,235	1,081
Braskem Netherlands Finance BV 8.50% 1/12/2031	643	563
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)	924	733
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)	4,000	2,519
Celanese US Holdings, LLC 6.415% 7/15/2027	75,210	77,936
Celanese US Holdings, LLC 6.85% 11/15/2028	63,122	66,369
Celanese US Holdings, LLC 6.58% 7/15/2029	53,181	55,460

67	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Celanese US Holdings, LLC 7.05% 11/15/2030	USD61,803	$65,089
Celanese US Holdings, LLC 6.629% 7/15/2032	5,762	6,045
Celanese US Holdings, LLC 7.20% 11/15/2033	10,425	11,073
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)	2,195	2,241
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (d)	7,625	7,730
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)	4,175	3,838
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	10,825	9,270
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	10,000	9,821
CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,980
Dow Chemical Co. (The) 4.55% 11/30/2025	33	33
Dow Chemical Co. (The) 5.15% 2/15/2034	8,882	8,884
Dow Chemical Co. (The) 5.35% 3/15/2035	18,372	18,283
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	5,944
Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	8,638
Dow Chemical Co. (The) 3.60% 11/15/2050	6,445	4,366
Dow Chemical Co. (The) 5.60% 2/15/2054	2,711	2,471
Dow Chemical Co. (The) 5.95% 3/15/2055	17,250	16,457
EIDP, Inc. 4.50% 5/15/2026	9,028	9,035
Fresnillo PLC 4.25% 10/2/2050 (d)	9,516	6,945
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	8,000	6,994
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,444
GC Treasury Center Co., Ltd. 4.30% 3/18/2051	1,500	1,090
Graphic Packaging International, LLC 3.50% 3/15/2028 (d)	8,000	7,672
International Flavors & Fragrances, Inc. 1.23% 10/1/2025 (d)	1,752	1,735
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)	173	163
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (d)	1,422	1,257
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	3,850	3,886
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	3,730	3,794
LYB International Finance III, LLC 6.15% 5/15/2035	6,263	6,503
Methanex Corp. 5.125% 10/15/2027	13,150	13,114
Methanex Corp. 5.25% 12/15/2029	1,125	1,112
Minera Mexico SA de CV, 5.625% 2/12/2032 (d)	28,690	29,209
Mineral Resources, Ltd. 8.00% 11/1/2027 (d)	5,475	5,505
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)	7,085	7,260
Mosaic Co. 4.05% 11/15/2027	1,486	1,476
NOVA Chemicals Corp. 5.25% 6/1/2027 (d)	7,500	7,466
NOVA Chemicals Corp. 8.50% 11/15/2028 (d)	1,490	1,576
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	5,535	5,327
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)	7,205	7,790
OCI NV 6.70% 3/16/2033 (d)	9,249	10,245
Olin Corp. 5.625% 8/1/2029	2,500	2,483
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	7,000	5,888
POSCO 5.75% 1/17/2028 (d)	5,195	5,343
POSCO 5.875% 1/17/2033 (d)	630	657
POSCO Holdings, Inc. 4.875% 1/23/2027 (d)	9,040	9,084
POSCO Holdings, Inc. 5.75% 5/7/2035 (d)	2,000	2,070
PT Freeport Indonesia 4.763% 4/14/2027	13,000	13,032
PT Freeport Indonesia 5.315% 4/14/2032	3,000	3,010
PT Freeport Indonesia 6.20% 4/14/2052	3,700	3,634
PT Krakatau Posco 6.375% 6/11/2027	9,000	9,066
PT Krakatau Posco 6.375% 6/11/2029	8,000	8,031
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	4,500	4,588
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	18,995	19,338
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	9,390	9,411
Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,459
Suzano Austria gmbh 3.75% 1/15/2031	6,660	6,243
Suzano Austria gmbh 3.125% 1/15/2032	3,000	2,648
Tronox, Inc. 4.625% 3/15/2029 (d)	6,000	5,183
Vale Overseas, Ltd. 6.40% 6/28/2054	6,330	6,227
Westlake Corp. 5.00% 8/15/2046	5,265	4,558
Westlake Corp. 4.375% 11/15/2047	1,110	868
		708,480
Total corporate bonds, notes & loans		28,760,675

The Bond Fund of America	68

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 24.02%
U.S. Treasury 23.46%
U.S. Treasury 3.00% 7/15/2025	USD23,070	$23,058
U.S. Treasury 4.75% 7/31/2025	3,135	3,136
U.S. Treasury 3.125% 8/15/2025	200	200
U.S. Treasury 5.00% 8/31/2025	50,924	50,969
U.S. Treasury 0.25% 10/31/2025	12,000	11,842
U.S. Treasury 3.00% 10/31/2025	1,058	1,054
U.S. Treasury 2.25% 11/15/2025	40,000	39,699
U.S. Treasury 4.50% 11/15/2025	61,793	61,831
U.S. Treasury 0.375% 11/30/2025	277,042	272,627
U.S. Treasury 4.875% 11/30/2025	25,000	25,057
U.S. Treasury 4.00% 12/15/2025	100,014	99,954
U.S. Treasury 0.375% 1/31/2026	107,597	105,243
U.S. Treasury 4.25% 1/31/2026	387,596	387,649
U.S. Treasury 0.50% 2/28/2026	150	146
U.S. Treasury 4.625% 2/28/2026	7,898	7,921
U.S. Treasury 4.50% 3/31/2026	135,000	135,385
U.S. Treasury 3.75% 4/15/2026	355	354
U.S. Treasury 0.75% 4/30/2026	63,780	62,062
U.S. Treasury 4.875% 4/30/2026	68,000	68,438
U.S. Treasury 0.75% 5/31/2026	1,245	1,208
U.S. Treasury 0.875% 6/30/2026	82,180	79,689
U.S. Treasury 4.50% 7/15/2026	22,920	23,044
U.S. Treasury 4.375% 7/31/2026 (m)	1,310,925	1,316,353
U.S. Treasury 3.75% 8/31/2026	200,000	199,543
U.S. Treasury 0.875% 9/30/2026	475,268	457,862
U.S. Treasury 3.50% 9/30/2026	420,000	417,900
U.S. Treasury 1.125% 10/31/2026	99,997	96,437
U.S. Treasury 4.125% 10/31/2026	45,479	45,611
U.S. Treasury 2.00% 11/15/2026	55,600	54,220
U.S. Treasury 4.625% 11/15/2026	55,416	55,964
U.S. Treasury 1.625% 11/30/2026	— (b)	— (b)
U.S. Treasury 4.25% 11/30/2026	297,064	298,631
U.S. Treasury 4.375% 12/15/2026	6,657	6,707
U.S. Treasury 4.25% 12/31/2026	50,000	50,296
U.S. Treasury 4.125% 1/31/2027	69,000	69,322
U.S. Treasury 2.25% 2/15/2027	3,000	2,927
U.S. Treasury 4.125% 2/15/2027	164,330	165,135
U.S. Treasury 1.875% 2/28/2027	107,551	104,255
U.S. Treasury 4.125% 2/28/2027	267,040	268,458
U.S. Treasury 4.25% 3/15/2027	72,000	72,553
U.S. Treasury 0.50% 4/30/2027	15,000	14,145
U.S. Treasury 3.75% 4/30/2027	279,020	278,994
U.S. Treasury 2.375% 5/15/2027	41,700	40,671
U.S. Treasury 4.50% 5/15/2027	34,759	35,221
U.S. Treasury 0.50% 5/31/2027	125,000	117,593
U.S. Treasury 2.625% 5/31/2027	350,150	342,949
U.S. Treasury 3.875% 5/31/2027	574,068	576,242
U.S. Treasury 0.50% 6/30/2027	6,000	5,630
U.S. Treasury 3.75% 6/30/2027	1,369,904	1,370,813
U.S. Treasury 4.375% 7/15/2027	11,054	11,192
U.S. Treasury 2.25% 8/15/2027	17,500	16,976
U.S. Treasury 3.75% 8/15/2027	425,000	425,213
U.S. Treasury 0.50% 8/31/2027	26,084	24,351
U.S. Treasury 3.875% 10/15/2027	43,166	43,316
U.S. Treasury 0.50% 10/31/2027	35,000	32,509
U.S. Treasury 4.125% 10/31/2027	22,500	22,706
U.S. Treasury 4.125% 11/15/2027	4,974	5,020
U.S. Treasury 3.875% 12/31/2027	112,100	112,577
U.S. Treasury 4.25% 1/15/2028	10,000	10,130
U.S. Treasury 3.50% 1/31/2028	11,709	11,650
U.S. Treasury 2.75% 2/15/2028	15,156	14,795
U.S. Treasury 4.25% 2/15/2028	18,000	18,244
U.S. Treasury 1.125% 2/29/2028	23,306	21,794
U.S. Treasury 4.00% 2/29/2028	3,875	3,904
U.S. Treasury 1.25% 3/31/2028	25,580	23,952
U.S. Treasury 3.75% 4/15/2028	691	692

69	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.875% 5/15/2028	USD16,027	$15,669
U.S. Treasury 3.75% 5/15/2028	18,315	18,343
U.S. Treasury 1.25% 5/31/2028	10,702	9,983
U.S. Treasury 3.625% 5/31/2028	3,400	3,393
U.S. Treasury 3.875% 6/15/2028	319,753	321,439
U.S. Treasury 1.25% 6/30/2028	42,000	39,103
U.S. Treasury 4.125% 7/31/2028	132,534	134,134
U.S. Treasury 2.875% 8/15/2028	3,276	3,195
U.S. Treasury 1.25% 9/30/2028	14,100	13,045
U.S. Treasury 1.50% 11/30/2028	35,000	32,529
U.S. Treasury 4.375% 11/30/2028	103,137	105,293
U.S. Treasury 3.75% 12/31/2028	6,982	6,988
U.S. Treasury 1.75% 1/31/2029	51,932	48,521
U.S. Treasury 4.00% 1/31/2029	40,080	40,444
U.S. Treasury 4.25% 2/28/2029	191,037	194,422
U.S. Treasury 2.875% 4/30/2029	204,760	198,525
U.S. Treasury 4.625% 4/30/2029	73,230	75,527
U.S. Treasury 2.375% 5/15/2029	5,000	4,757
U.S. Treasury 4.50% 5/31/2029	181,704	186,683
U.S. Treasury 3.25% 6/30/2029	18,000	17,672
U.S. Treasury 4.25% 6/30/2029	58,000	59,084
U.S. Treasury 3.625% 8/31/2029	180,000	179,117
U.S. Treasury 3.50% 9/30/2029	61,600	60,978
U.S. Treasury 3.875% 9/30/2029	65,000	65,302
U.S. Treasury 4.125% 10/31/2029	286,293	290,411
U.S. Treasury 4.125% 11/30/2029	150,330	152,542
U.S. Treasury 3.875% 12/31/2029	169,618	170,337
U.S. Treasury 4.375% 12/31/2029	253,000	259,271
U.S. Treasury 3.50% 1/31/2030	152,870	151,086
U.S. Treasury 4.25% 1/31/2030	2,996	3,055
U.S. Treasury 1.50% 2/15/2030	60,500	54,752
U.S. Treasury 4.00% 2/28/2030	78,711	79,482
U.S. Treasury 3.875% 4/30/2030	429,436	431,134
U.S. Treasury 3.75% 5/31/2030	30,000	29,933
U.S. Treasury 4.00% 5/31/2030	139,039	143,545
U.S. Treasury 3.875% 6/30/2030	1,180,152	1,184,716
U.S. Treasury 4.00% 7/31/2030	15,360	15,494
U.S. Treasury 4.625% 9/30/2030 (m)	586,330	608,337
U.S. Treasury 4.875% 10/31/2030	539,814	566,632
U.S. Treasury 3.75% 12/31/2030	60,152	59,853
U.S. Treasury 4.00% 1/31/2031	100,000	100,690
U.S. Treasury 1.625% 5/15/2031	20,450	18,030
U.S. Treasury 4.25% 6/30/2031	200,000	203,657
U.S. Treasury 4.125% 7/31/2031 (m)	247,529	250,342
U.S. Treasury 1.25% 8/15/2031	18,563	15,879
U.S. Treasury 3.75% 8/31/2031	66,500	65,866
U.S. Treasury 3.625% 9/30/2031	47,870	47,062
U.S. Treasury 4.125% 10/31/2031	69,534	70,257
U.S. Treasury 1.375% 11/15/2031	95,000	81,281
U.S. Treasury 4.125% 11/30/2031	8,000	8,079
U.S. Treasury 4.375% 1/31/2032	41,000	41,973
U.S. Treasury 1.875% 2/15/2032	25,000	21,961
U.S. Treasury 4.125% 2/29/2032	154,346	155,748
U.S. Treasury 4.00% 4/30/2032	285,000	285,331
U.S. Treasury 2.875% 5/15/2032	529	493
U.S. Treasury 4.125% 5/31/2032	175,000	176,462
U.S. Treasury 4.00% 6/30/2032	494,846	495,117
U.S. Treasury 2.75% 8/15/2032	27,904	25,738
U.S. Treasury 4.375% 5/15/2034	23,600	23,978
U.S. Treasury 3.875% 8/15/2034	407,947	398,332
U.S. Treasury 4.25% 11/15/2034	70,206	70,436
U.S. Treasury 4.625% 2/15/2035	286,119	295,203
U.S. Treasury 4.25% 5/15/2035	563,806	564,556
U.S. Treasury 4.50% 8/15/2039 (m)	92,710	92,344
U.S. Treasury 4.625% 2/15/2040	600	603
U.S. Treasury 4.375% 5/15/2040	20,000	19,540

The Bond Fund of America	70

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.375% 11/15/2040	USD66,100	$42,097
U.S. Treasury 1.875% 2/15/2041 (m)	186,596	128,358
U.S. Treasury 4.75% 2/15/2041	61,385	62,195
U.S. Treasury 2.25% 5/15/2041	15,174	11,026
U.S. Treasury 1.75% 8/15/2041	97,192	64,520
U.S. Treasury 2.00% 11/15/2041	685	471
U.S. Treasury 3.125% 11/15/2041	300	246
U.S. Treasury 2.375% 2/15/2042	103,755	75,433
U.S. Treasury 3.25% 5/15/2042	122,319	101,171
U.S. Treasury 2.75% 8/15/2042	3,811	2,917
U.S. Treasury 3.375% 8/15/2042	6,700	5,622
U.S. Treasury 2.75% 11/15/2042	1,735	1,322
U.S. Treasury 4.00% 11/15/2042	10,583	9,658
U.S. Treasury 3.875% 2/15/2043	4,000	3,580
U.S. Treasury 2.875% 5/15/2043	32,398	24,982
U.S. Treasury 3.875% 5/15/2043	29,009	25,907
U.S. Treasury 3.625% 8/15/2043 (m)	101,719	87,456
U.S. Treasury 4.75% 11/15/2043	6,349	6,345
U.S. Treasury 4.50% 2/15/2044	223,630	216,170
U.S. Treasury 3.375% 5/15/2044	38,700	31,843
U.S. Treasury 4.625% 5/15/2044	63,000	61,777
U.S. Treasury 4.125% 8/15/2044	14,933	13,680
U.S. Treasury 3.00% 11/15/2044	45,000	34,644
U.S. Treasury 2.50% 2/15/2045	37,361	26,311
U.S. Treasury 4.75% 2/15/2045	200,842	199,744
U.S. Treasury 3.00% 5/15/2045	1,460	1,118
U.S. Treasury 5.00% 5/15/2045	330,254	339,208
U.S. Treasury 2.875% 8/15/2045	15,000	11,212
U.S. Treasury 2.50% 2/15/2046	32,377	22,436
U.S. Treasury 2.25% 8/15/2046	65,440	42,868
U.S. Treasury 2.875% 11/15/2046	4	3
U.S. Treasury 3.00% 5/15/2047	26,000	19,468
U.S. Treasury 2.75% 8/15/2047	11,687	8,329
U.S. Treasury 2.75% 11/15/2047	5,300	3,768
U.S. Treasury 3.00% 2/15/2048 (m)	101,999	75,774
U.S. Treasury 3.125% 5/15/2048	1,150	873
U.S. Treasury 3.00% 8/15/2048	80,295	59,361
U.S. Treasury 3.375% 11/15/2048	3,958	3,130
U.S. Treasury 3.00% 2/15/2049	2,592	1,909
U.S. Treasury 2.875% 5/15/2049	61,933	44,446
U.S. Treasury 2.25% 8/15/2049	135,265	84,838
U.S. Treasury 2.375% 11/15/2049	36,677	23,602
U.S. Treasury 2.00% 2/15/2050	60,397	35,468
U.S. Treasury 1.25% 5/15/2050 (m)	167,468	80,449
U.S. Treasury 1.375% 8/15/2050 (m)	334,055	164,711
U.S. Treasury 1.625% 11/15/2050	42,400	22,339
U.S. Treasury 1.875% 2/15/2051	57,065	32,055
U.S. Treasury 2.375% 5/15/2051	46,632	29,590
U.S. Treasury 2.00% 8/15/2051	129,610	74,713
U.S. Treasury 1.875% 11/15/2051	30,977	17,235
U.S. Treasury 2.25% 2/15/2052	46,341	28,300
U.S. Treasury 2.875% 5/15/2052	122,323	86,074
U.S. Treasury 4.00% 11/15/2052	24,179	21,156
U.S. Treasury 3.625% 2/15/2053	39,701	32,399
U.S. Treasury 4.125% 8/15/2053	32,000	28,600
U.S. Treasury 4.75% 11/15/2053 (m)	105,286	104,270
U.S. Treasury 4.25% 2/15/2054	29,331	26,767
U.S. Treasury 4.625% 5/15/2054	42,895	41,655
U.S. Treasury 4.25% 8/15/2054	35,578	32,487
U.S. Treasury 4.625% 2/15/2055 (m)	353,925	344,496
U.S. Treasury 4.75% 5/15/2055 (m)	572,247	568,897
U.S. Treasury, interest only, 0% 8/15/2028	25,000	22,244
		22,061,426

71	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 0.56%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (n)	USD7,972	$7,970
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (n)	7,017	6,995
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026 (n)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (n)	94,467	93,451
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (n)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (n)	40,749	38,461
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (n)	49,295	50,109
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (n)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (n)	28,779	22,808
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (n)	135,626	124,175
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (n)	193,138	186,789
		530,758
Total U.S. Treasury bonds & notes		22,592,184
Asset-backed obligations 7.62%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (a)(d)	2,546	2,556
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(d)	1,773	1,785
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(d)	1,376	1,379
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (a)(d)	1,123	1,123
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(d)	6,582	6,572
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(d)	11,997	11,958
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (a)(d)	44	44
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(d)	5,330	5,333
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (a)(d)	18,767	18,886
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(d)	6,723	6,755
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(d)	4,546	4,568
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (a)(d)	345	345
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(d)	6,508	6,512
AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD CME Term SOFR + 3.412%) 7.681% 10/20/2034 (a)(c)(d)	350	351
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (a)(c)(d)	16,120	16,129
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.799% 1/19/2033 (a)(c)(d)	10,500	10,520
Allegro CLO, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.422%) 5.678% 10/15/2034 (a)(c)(d)	2,550	2,555
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027 (a)(d)	742	743
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(d)	2,624	2,629
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (a)(d)	1,232	1,238
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	2,081	2,081
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (a)(d)	4,364	4,370
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (a)(d)	2,197	2,206
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (a)(d)	6,253	6,273
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (a)(d)	3,000	3,064
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(d)	7,915	7,943
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (a)(d)	14,936	15,117
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(d)	17,292	17,716
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(d)	5,330	5,382
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (a)(d)	24,497	24,790
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (a)(d)	15,643	15,997
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (a)(d)	7,035	7,091
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(d)	4,444	4,457
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (a)(d)	17,745	17,805
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(d)	29,941	29,811
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(d)	8,478	8,445
American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 8.579% 4/15/2035 (a)(c)(d)	2,857	2,857
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	15,943	15,629
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (a)	13,052	13,172
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (a)	9,883	9,959
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (a)	993	1,003
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 6.982% 4/22/2033 (a)(c)(d)	900	904
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.369% 1/20/2033 (a)(c)(d)	24,872	24,883
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 9.483% 4/26/2036 (a)(c)(d)	1,700	1,700
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(d)	47,557	48,134
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(d)	10,283	10,492
ARES CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.60% 4/17/2033 (a)(c)(d)	33,463	33,515
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.133% 10/28/2034 (a)(c)(d)	4,174	4,180

The Bond Fund of America	72

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 9.256% 7/15/2030 (a)(c)(d)	USD2,000	$2,002
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (a)(d)	2,036	2,039
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (a)(d)	3,525	3,543
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (a)(d)	14,357	14,676
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (a)(d)	1,197	1,232
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(d)	20,924	20,871
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (a)(d)	8,564	8,544
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(d)	25,845	25,553
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(d)	1,798	1,782
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(d)	3,581	3,560
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-3A, Class A, 4.62% 2/20/2027 (a)(d)	1,800	1,800
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(d)	7,921	7,985
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(d)	39,680	38,551
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(d)	8,588	8,334
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(d)	1,211	1,175
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (a)(d)	5,000	4,888
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(d)	49,213	50,235
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (a)(d)	25,500	25,717
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(d)	4,061	4,111
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class B, 5.24% 8/20/2029 (a)(d)	2,428	2,457
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class C, 5.87% 8/20/2029 (a)(d)	1,300	1,311
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(d)	45,430	47,260
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(d)	9,925	10,391
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(d)	18,192	18,701
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (a)(d)	3,347	3,465
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (a)(d)	19,000	19,450
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (a)(d)	3,970	4,074
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (a)(d)	7,223	7,366
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class C, 6.24% 8/20/2031 (a)(d)	1,629	1,672
AXIS Equipment Finance Receivables, LLC, Series 2022-2, Class A2, 5.30% 6/21/2028 (a)(d)	776	778
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (a)(d)	2,252	2,274
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(d)	9,974	10,069
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 9.525% 7/24/2036 (a)(c)(d)	500	501
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (a)(c)(d)	15,000	15,038
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028 (a)	1,020	1,022
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031 (a)(d)	749	747
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(d)	272	268
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(d)	914	884
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(d)	1,184	1,159
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 6.983% 10/25/2034 (a)(c)(d)	1,240	1,244
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 6.081% 7/20/2033 (a)(c)(d)	1,000	1,000
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.254% 5/17/2031 (a)(c)(d)	24,869	24,827
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.524% 5/17/2031 (a)(c)(d)	15,875	15,856
Battalion CLO, Ltd., Series 2017-11, Class AR, (3-month USD CME Term SOFR + 1.412%) 5.687% 4/24/2034 (a)(c)(d)	2,000	2,002
Battalion CLO, Ltd., Series 2016-10, Class A1R2, (3-month USD CME Term SOFR + 1.432%) 5.707% 1/25/2035 (a)(c)(d)	3,125	3,129
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.769% 3/13/2037 (a)(c)(d)	2,400	2,407
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(d)	2,588	2,382
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.469% 7/20/2035 (a)(c)(d)	3,703	3,703
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.574% 4/26/2031 (a)(c)(k)	11,163	11,168
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(d)	15,227	14,298
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(d)	1,933	1,815
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 6.168% 6/15/2034 (a)(c)(d)	2,399	2,397
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class A1, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2035 (a)(c)(d)	3,000	3,000
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(d)	8,324	8,341

73	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(d)	USD1,639	$1,657
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(d)	522	530
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029 (a)	8,719	8,832
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(d)	6,123	6,171
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(d)	6,275	6,298
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (a)	7,477	7,476
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	4,428	4,431
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	1,896	1,901
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	2,571	2,575
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (a)	4,861	4,875
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (a)	14,679	14,682
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (a)	5,517	5,531
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (a)	4,783	4,786
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (a)	3,676	3,696
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (a)	8,757	8,786
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (a)	5,660	5,698
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (a)	11,367	11,415
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	4,500	4,541
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (a)	6,201	6,309
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (a)	16,137	16,481
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (a)	4,138	4,143
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (a)	14,576	14,568
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class D, 5.23% 8/15/2030 (a)	23,675	23,772
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (a)	5,563	5,621
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (a)	5,372	5,440
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(d)	16,937	17,005
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(d)	398	376
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.868% 4/15/2034 (a)(c)(d)	577	578
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(d)	24,258	24,601
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (a)	534	537
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (a)	10,654	10,770
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (a)	3,220	3,232
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (a)	15,778	16,067
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (a)	22,283	22,969
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027 (a)(d)	1,685	1,688
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (a)(d)	257	257
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (a)(d)	8,430	8,458
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(d)	1,606	1,617
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	387	374
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (a)	2,269	2,216
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (a)(d)	1,982	1,983
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (a)(d)	2,515	2,536
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (a)	3,669	3,708
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(d)	1,210	1,244
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (a)(d)	2,000	2,003
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	79,383	73,198
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(d)	12,858	11,913
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(d)	3,412	3,204
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(d)	1,135	1,095
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(d)	31,487	31,972
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (a)(d)	14,448	14,615
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032 (a)(d)	713	722
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (a)(d)	900	905
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	80,144	79,301
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	15,545	14,385
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(d)	12,880	12,747
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(d)	989	890
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	73,681	70,926
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(d)	5,694	5,355
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(d)	99,103	99,432
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(d)	43,496	43,801
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (a)(d)	2,971	2,998
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (a)(d)	9,354	9,442
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (a)(d)	2,461	2,491
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029 (a)(d)	4,538	4,636
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029 (a)(d)	3,099	3,166

The Bond Fund of America	74

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(d)	USD5,552	$5,553
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(d)	1,176	1,192
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (a)(d)	6,605	6,674
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 6.261% 7/16/2035 (a)(c)(d)	10,000	10,013
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(d)	11,067	11,151
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(d)	5,676	5,805
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(d)	7,766	7,776
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(d)	2,324	2,327
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (a)(d)	2,747	2,730
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(d)	344	325
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(d)	5,421	5,047
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(d)	2,497	2,323
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(d)	645	610
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(d)	3,746	3,491
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (a)(d)	7,494	6,880
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(d)	806	738
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (a)	306	307
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029 (a)	1,766	1,776
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (a)	5,727	5,810
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (a)	1,680	1,694
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027 (a)(d)	706	706
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(d)	1,667	1,672
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	2,050	2,051
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (a)(d)	5,934	5,930
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(d)	3,632	3,661
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (a)(d)	8,952	8,952
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(d)	1,750	1,752
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029 (a)(d)	3,525	3,589
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (a)(d)	3,866	3,901
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (a)(d)	3,489	3,587
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(d)	9,025	9,104
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(d)	982	1,002
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (a)(d)	10,987	11,136
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (a)(d)	11,898	12,217
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(d)	4,151	4,152
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(d)	2,572	2,578
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(d)	5,257	5,298
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (a)(d)	2,000	2,025
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(d)	24,096	24,370
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(d)	8,889	9,001
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 4.606% 7/15/2035 (a)(c)	403	377
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.566% 1/15/2037 (a)(c)	753	719
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.576% 2/15/2037 (a)(c)	1,078	1,014
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (a)	2,857	2,860
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (a)	922	932
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (a)	3,048	3,118
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93% 4/23/2029 (a)(d)	6,503	6,541
Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58% 3/22/2030 (a)(d)	5,373	5,384
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (a)(d)	7,522	7,573
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (a)(d)	1,083	1,091
Dext ABS, Series 2025-1, Class A3, 4.77% 8/15/2035 (a)(d)	3,325	3,353
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (a)(d)	4,782	4,799
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.106% 10/15/2036 (a)(c)(d)	3,333	3,339
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 6.656% 10/15/2036 (a)(c)(d)	4,286	4,296
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028 (a)	36,273	36,248
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (a)(d)	5,483	5,509
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (a)(d)	22,017	22,475
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (a)(d)	2,412	2,498
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (a)(d)	4,920	5,017
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	4,940	4,944
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (a)	3,418	3,422

75	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	USD15,041	$15,038
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (a)	7,379	7,410
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (a)	13,119	13,309
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (a)	476	478
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (a)	12,789	12,867
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (a)	2,068	2,083
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (a)	6,403	6,482
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (a)(d)	497	495
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027 (a)(d)	102	102
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(d)	2,676	2,684
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028 (a)(d)	8,340	8,491
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(d)	5,863	5,958
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(d)	6,061	6,312
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.336% 10/15/2030 (a)(c)(d)	11,529	11,529
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.488% 4/15/2031 (a)(c)(d)	6,949	6,957
DT Auto Owner Trust, Series 2022-2A, Class E, 6.45% 5/15/2029 (a)(d)	8,215	8,272
DT Auto Owner Trust, Series 2023-1A, Class E, 10.39% 1/15/2030 (a)(d)	11,520	12,153
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(d)	742	682
Elmwood CLO 15, Ltd., 7.202% 4/22/2035 (3-month CME Term SOFR + 2.9%) (a)(c)(d)	5,600	5,621
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (a)(d)	340	341
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(d)	7,536	7,567
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(d)	10,041	10,057
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(d)	5,938	5,933
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(d)	1,021	1,020
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (a)(d)	478	480
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(d)	6,453	6,502
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(d)	5,702	5,814
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (a)(d)	7,180	7,429
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(d)	43,235	43,921
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(d)	2,637	2,675
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(d)	18,740	18,876
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(d)	1,928	1,944
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(d)	1,475	1,489
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	7,525	7,404
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (a)	700	700
Exeter Automobile Receivables Trust, Series 2025-2A, Class A2, 4.78% 6/15/2027 (a)	3,684	3,685
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027 (a)	954	954
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (a)	918	918
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (a)	250	250
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028 (a)	12,475	12,454
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (a)	14,654	14,687
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (a)	5,271	5,297
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	3,075	3,097
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	7,739	7,714
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (a)	5,583	5,592
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (a)	9,801	9,823
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028 (a)	1,641	1,642
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (a)	1,913	1,980
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (a)	6,250	6,246
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	5,584	5,704
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (a)	15,785	15,970
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	3,227	3,283
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (a)	679	683
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (a)	9,039	9,149
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (a)	23,206	23,363
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (a)	6,660	6,709
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (a)	15,775	15,801
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (a)	7,458	7,529
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (a)	15,959	16,274
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (a)	10,143	10,227
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (a)	21,364	21,789
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (a)	12,630	12,712
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (a)	9,158	9,267
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (a)	11,864	12,140
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (a)	16,141	16,490

The Bond Fund of America	76

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(d)	USD1,150	$1,253
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (a)	21,836	21,871
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (a)	18,932	19,140
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (a)	23,284	23,748
Exeter Automobile Receivables Trust, Series 2025-2A, Class C, 5.16% 7/15/2031 (a)	9,000	9,108
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031 (a)	9,000	9,249
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (a)	5,905	5,953
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (a)	7,153	7,282
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (a)	4,288	4,291
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (a)	9,672	9,718
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (a)	4,513	4,582
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (a)(d)	2,495	2,519
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (a)	15,845	16,135
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (a)	4,219	4,306
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025 (a)(d)	12,631	12,541
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (a)(d)	17,863	17,638
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039 (a)(d)	8,555	8,502
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(d)	2,275	2,280
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029 (a)(d)	6,949	7,052
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(d)	2,211	2,231
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(d)	3,215	3,276
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(d)	1,800	1,812
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030 (a)(d)	5,750	5,862
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.576% 7/15/2036 (a)(c)(d)	19,829	19,860
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (a)	11,899	11,925
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (a)	2,844	2,864
Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07% 7/15/2029 (a)	12,000	11,990
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (a)	11,868	11,879
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033 (a)(d)	21,970	21,444
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(d)	15,800	16,042
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	85,137	87,777
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(d)	25,883	26,004
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(d)	45,520	45,639
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (a)	7,530	7,623
Fortress Credit BSL, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.379% 7/23/2032 (a)(c)(d)	4,250	4,268
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.319% 10/20/2032 (a)(c)(d)	7,665	7,661
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.269% 10/20/2032 (a)(c)(d)	3,500	3,511
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.669% 10/18/2033 (a)(c)(d)	7,874	7,889
Fortress Credit BSL, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.869% 10/18/2033 (a)(c)(d)	6,000	6,018
Fortress Credit BSL, Ltd., Series 2022-3A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.119% 10/20/2035 (a)(c)(d)	2,000	2,005
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.119% 10/20/2032 (a)(c)(d)	2,470	2,474
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.164% 4/23/2036 (a)(c)(d)	2,488	2,488
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(d)	980	924
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(d)	498	470
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(d)	5,262	4,841
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(d)	178	162
General Motors, Series 2025-1A, Class A1, 4.59% 3/15/2029 (a)(d)	3,299	3,319
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (a)(d)	22,140	22,381
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (a)(d)	5,083	4,937
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(d)	743	715
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(d)	1,628	1,555
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(d)	37,038	34,297
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(d)	26,279	24,513
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(d)	2,127	1,971
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)	4,313	4,318
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027 (a)(d)	1,628	1,631
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	7,250	7,250
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (a)(d)	8,036	8,035
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (a)(d)	4,699	4,716

77	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(d)	USD9,099	$9,126
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (a)(d)	6,000	6,005
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	6,032	6,047
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (a)(d)	3,109	3,117
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (a)(d)	8,929	8,969
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (a)(d)	4,184	4,200
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (a)(d)	10,734	10,842
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (a)(d)	5,176	5,195
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (a)(d)	8,308	8,348
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (a)(d)	7,548	7,580
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(d)	3,969	4,008
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(d)	3,589	3,677
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (a)(d)	7,220	7,274
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (a)(d)	21,213	21,413
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(d)	12,145	12,300
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(d)	9,610	9,814
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (a)(d)	14,916	15,200
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (a)(d)	13,825	13,952
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (a)(d)	15,909	16,183
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (a)(d)	9,109	9,211
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(d)	1,170	1,222
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (a)(d)	1,486	1,498
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(d)	6,326	6,324
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (a)(d)	4,920	4,949
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (a)(d)	9,659	9,685
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(d)	7,452	7,525
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (a)(d)	4,373	4,375
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(d)	1,395	1,399
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(d)	3,339	3,343
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(d)	1,046	1,066
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(d)	3,344	3,375
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(d)	2,092	2,142
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	1,778	1,781
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (a)	3,016	3,041
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(d)	35,338	36,177
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(d)	42,166	43,765
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(d)	38,685	38,964
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029 (a)	16,818	16,875
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class B, 4.67% 5/16/2030 (a)	1,222	1,233
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (a)(d)	9,679	9,828
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A1RR, (3-month USD CME Term SOFR + 1.60%) 5.86% 11/5/2037 (a)(c)(d)	5,000	5,013
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.819% 4/20/2033 (a)(c)(d)	17,308	17,309
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.569% 4/20/2033 (a)(c)(d)	9,620	9,620
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.422% 7/20/2035 (a)(c)(d)	16,863	16,876
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.952% 7/20/2035 (a)(c)(d)	9,437	9,461
GreatAmerica Leasing Receivables, Series 2025-1, Class A2, 4.52% 10/15/2027 (a)(d)	3,404	3,410
GreatAmerica Leasing Receivables, Series 2025-1, Class A3, 4.49% 4/16/2029 (a)(d)	2,407	2,415
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (a)(d)	959	963
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (a)(d)	1,481	1,489
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (a)(d)	15,472	15,663
GreatAmerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029 (a)(d)	12,551	12,663
GreatAmerica Leasing Receivables Funding, LLC, Series 24-2, Class A4, 5.02% 5/15/2031 (a)(d)	10,419	10,614
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 6.818% 4/15/2034 (a)(c)(d)	500	502
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.644% 7/28/2031 (a)(c)(d)	338	338
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.319% 1/20/2031 (a)(c)(d)	7,558	7,568
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 4.626% 9/15/2041 (a)(c)(d)	207	203
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (a)(d)	8,894	8,881
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(d)	16,179	16,268

The Bond Fund of America	78

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(d)	USD2,352	$2,380
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(d)	8,361	7,994
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (a)(d)	4,700	4,804
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(d)	118,941	114,438
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(d)	6,275	6,004
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(d)	3,138	3,011
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(d)	36,391	37,003
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(d)	17,272	17,557
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (a)(d)	6,869	6,981
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (a)(d)	4,154	4,203
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(d)	10,908	10,962
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(d)	3,341	3,385
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(d)	3,713	3,731
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (a)(d)	18,863	18,964
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(d)	7,479	7,529
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(d)	5,167	5,224
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(d)	4,312	4,296
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/26/2031 (a)(d)	23,867	24,200
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/26/2031 (a)(d)	4,223	4,271
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/26/2031 (a)(d)	949	959
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	794	796
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(d)	24,035	24,090
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (a)(d)	2,717	2,748
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (a)(d)	8,249	8,315
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031 (a)(d)	3,159	3,165
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(d)	10,854	10,961
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(d)	3,562	3,586
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (a)	1,472	1,486
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031 (a)	2,195	2,237
ICG US CLO, Ltd., Series 2017-1, Class ARR, (3-month USD CME Term SOFR + 1.432%) 5.714% 7/28/2034 (a)(c)(d)	4,000	4,008
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (a)(d)	9,183	8,847
Invitation Homes Trust, Series 24-SFR1, Class A, 4.00% 9/17/2041 (a)(d)	1,802	1,757
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.469% 4/20/2032 (a)(c)(d)	17,546	17,558
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 5.919% 4/20/2032 (a)(c)(d)	18,500	18,512
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.119% 4/20/2032 (a)(c)(d)	9,565	9,593
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 6.232% 7/25/2034 (a)(c)(d)	2,960	2,967
Jamestown CLO, Ltd., Series 2021-16A, Class DR, (3-month USD CME Term SOFR + 3.05%) 7.332% 7/25/2034 (a)(c)(d)	4,000	3,990
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (a)	6,126	6,227
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.519% 7/20/2036 (a)(c)(d)	17,438	17,465
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.698% 1/15/2031 (a)(c)(d)	6,199	6,204
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 6.319% 7/20/2034 (a)(c)(d)	15,000	15,047
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (a)(d)	9,088	9,132
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(d)	546	547
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(d)	2,656	2,659
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(d)	2,901	2,912
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (a)(d)	5,846	5,845
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(d)	1,925	1,933
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(d)	927	934
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(d)	1,932	1,936
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(d)	19,059	19,097
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(d)	4,473	4,495
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(d)	6,005	6,098
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (a)(d)	5,237	5,278
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(d)	1,164	1,174
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(d)	9,891	9,990
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(d)	5,058	5,188
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(d)	1,598	1,621
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (a)(d)	6,888	6,906
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(d)	1,932	1,967
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(d)	2,671	2,721

79	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (a)(d)	USD2,791	$2,811
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(d)	4,854	4,883
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(d)	3,670	3,689
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(d)	4,131	4,193
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(d)	981	1,003
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(d)	3,430	3,568
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(d)	895	916
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(d)	1,190	1,222
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(d)	614	633
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(d)	1,864	1,868
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.602% 7/16/2031 (a)(c)(d)	2,913	2,914
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (a)(d)	5,542	5,562
M&T Equipment Notes, Series 2023-1, Class A3, 5.74% 7/15/2030 (a)(d)	2,792	2,810
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 5.671% 4/19/2034 (a)(c)(d)	250	250
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (a)(c)(d)	24,476	24,499
Man GLG US CLO 2018-1, Ltd., Series 2018-1A, Class A1R, (3-month USD CME Term SOFR + 1.402%) 5.671% 4/22/2030 (a)(c)(d)	1,358	1,358
Marathon CLO, Ltd., Series 2019-1, Class A2R2, (3-month USD CME Term SOFR + 1.95%) 6.206% 4/15/2032 (a)(c)(d)	6,000	6,025
Marathon CLO, Ltd., Series 2019-1, Class BLR, (3-month USD CME Term SOFR + 2.65%) 6.906% 4/15/2032 (a)(c)(d)	3,000	3,003
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (a)(c)(d)	47,996	47,789
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 8.269% 1/19/2034 (a)(c)(d)	4,000	4,002
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032 (a)(c)(d)	24,267	24,301
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.319% 7/23/2032 (a)(c)(d)	31,422	31,392
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (a)	5,915	5,989
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(d)	4,985	5,026
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(d)	14,176	14,272
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(d)	6,712	6,774
MidOcean Credit CLO, Series 2023-12, Class A1R, (3-month USD CME Term SOFR + 1.34%) 5.609% 4/18/2036 (a)(c)(d)	2,500	2,505
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(d)	8,468	8,545
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(d)	4,941	4,982
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(d)	9,845	9,851
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 6.13% 9/15/2031 (a)(d)	1,263	1,266
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 6.47% 9/15/2031 (a)(d)	1,569	1,573
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027 (a)(d)	2,007	1,973
Monroe Capital MML CLO XI, Ltd., Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.811%) 6.134% 5/20/2033 (a)(c)(d)	2,500	2,497
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 6.08% 9/14/2033 (a)(c)(d)	3,500	3,498
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(d)	10,791	10,860
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	1,099	1,002
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (a)(d)	1,148	1,045
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	16,656	15,002
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(d)	18,409	17,232
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(d)	8,698	8,749
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(d)	1,608	1,504
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	17,877	16,824
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(d)	39,858	37,297
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(c)(d)	11,892	11,838
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 9.282% 10/25/2036 (a)(c)(d)	1,000	1,004
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	323,057	304,415
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(d)	5,195	4,771
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 5.644% 12/21/2029 (a)(c)(d)	182	182
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (a)(c)(d)	960	961
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	4,270	4,304
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(d)	11,487	11,543

The Bond Fund of America	80

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(d)	USD7,894	$7,902
Northwoods Capital, Ltd., Series 2018-12BA, Class BR, (3-month USD CME Term SOFR + 1.70%) 6.018% 6/15/2031 (a)(c)(d)	4,000	4,002
Northwoods Capital, Ltd., Series 2018-12BA, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.368% 6/15/2031 (a)(c)(d)	4,000	4,004
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.369% 7/20/2034 (a)(c)(d)	3,000	2,994
Ocean Trails CLO, Series 2022-12A, Class B1R, (3-month USD CME Term SOFR + 1.75%) 6.019% 7/20/2035 (a)(c)(d)	8,000	8,011
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.472% 4/10/2033 (a)(c)(d)	1,739	1,741
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 9.611% 7/16/2036 (a)(c)(d)	500	500
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(d)	11,946	12,094
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(d)	2,366	2,406
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(d)	12,728	12,669
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(d)	3,931	3,913
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(d)	146	146
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(d)	17,015	16,995
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(d)	5,040	5,028
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(d)	3,943	3,848
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029 (a)(c)(d)	752	752
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2030 (a)(c)(d)	1,980	1,979
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 5.526% 10/15/2030 (a)(c)(d)	81	81
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.275% 7/24/2031 (a)(c)(d)	1,337	1,337
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.675% 7/24/2031 (a)(c)(d)	3,571	3,565
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033 (a)(c)(d)	31,534	31,483
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.706% 1/15/2033 (a)(c)(d)	26,016	26,014
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.956% 1/15/2033 (a)(c)(d)	13,000	12,989
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.756% 1/15/2033 (a)(c)(d)	5,627	5,601
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.356% 4/15/2031 (a)(c)(d)	6,084	6,084
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.712% 7/20/2036 (a)(c)(d)	3,000	3,000
Parallel, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 6.373% 7/20/2036 (a)(c)(d)	2,455	2,455
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(d)	4,814	4,817
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(d)	15,584	15,710
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(d)	4,348	4,366
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(d)	2,728	2,794
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(d)	5,839	5,865
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (a)(d)	2,847	2,861
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027 (a)(d)	862	862
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.454% 8/16/2027 (a)(c)(d)	10,757	10,766
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.162% 1/15/2028 (a)(c)(d)	14,516	14,543
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(d)	12,000	12,104
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 5.104% 4/17/2028 (a)(c)(d)	10,000	10,023
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(d)	26,701	26,883
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029 (a)(d)	11,858	12,071
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (a)	11,731	11,807
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 5.264% 5/18/2034 (a)(c)(d)	3,840	3,837
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(d)	20,202	20,164
PK ALIFT Loan Funding, Series 2024-2, Class B, 5.142% 10/15/2039 (a)(d)	7,124	7,045
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(d)	10,951	11,101
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039 (a)(c)(d)	3,209	3,214
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (a)(d)	6,547	6,550
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (a)(d)	9,164	9,195
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (a)(d)	8,230	8,222
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(d)	6,407	6,439
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(d)	3,489	3,511
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (a)(d)	725	735
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (a)(d)	1,725	1,750
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(d)	2,044	2,050

81	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (a)(d)	USD3,815	$3,808
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (a)(d)	3,728	3,765
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(d)	5,777	5,900
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.684% 7/25/2051 (a)(c)(d)	1,008	1,008
Progress Residential Trust, Series 22-SFR1, Class A, 2.709% 2/17/2041 (a)(d)	2,474	2,327
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029 (a)(d)	409	409
RAD CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.482% 4/25/2032 (a)(c)(d)	1,400	1,406
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.63% 4/17/2036 (a)(c)(d)	15,000	15,022
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.88% 4/17/2036 (a)(c)(d)	3,000	3,001
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(d)	9,090	9,202
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(d)	3,503	3,513
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD CME Term SOFR + 1.422%) 5.691% 4/20/2034 (a)(c)(d)	3,000	3,006
Regatta XXII Funding, Ltd., Series 2022-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.269% 7/20/2035 (a)(c)(d)	3,500	3,502
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(d)	651	652
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 6.369% 7/20/2035 (a)(c)(d)	10,000	10,013
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.606% 7/15/2037 (a)(c)(d)	20,255	20,310
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027 (a)	835	834
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	9,597	9,607
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027 (a)	1,604	1,597
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	13,548	13,553
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027 (a)	2,721	2,725
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)	1,785	1,784
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (a)	895	898
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)	923	923
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	6,537	6,548
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	5,869	5,886
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (a)	7,609	7,651
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (a)	7,719	7,759
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (a)	3,056	3,069
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	4,167	4,166
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (a)	21,877	21,903
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (a)	4,513	4,516
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (a)	2,556	2,572
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	4,957	5,023
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74% 1/16/2029 (a)	25,000	25,106
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (a)	45,155	45,294
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (a)	9,657	9,707
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (a)	15,172	15,415
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (a)	30,199	30,285
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (a)	10,970	11,052
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (a)	8,732	8,868
Santander Drive Auto Receivables Trust, Series 2022-4, Class C, 5.00% 11/15/2029 (a)	6,365	6,393
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (a)	2,142	2,168
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (a)	15,291	15,392
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (a)	3,968	3,992
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (a)	5,960	6,058
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (a)	11,804	11,860
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	2,368	2,422
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (a)	18,627	18,841
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (a)	24,209	24,446
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.569% 4/20/2033 (a)(c)(d)	21,611	21,619
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(d)	6,387	6,403
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (a)(d)	4,985	5,027
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(d)	3,902	3,911
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(d)	4,910	4,944
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(d)	1,439	1,480
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (a)(d)	4,000	4,129
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (a)(d)	1,625	1,683
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(d)	5,344	5,357
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(d)	1,526	1,559
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (a)(d)	4,119	4,220
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (a)(d)	2,361	2,421

The Bond Fund of America	82

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(d)	USD1,386	$1,432
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(d)	1,679	1,691
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(d)	565	569
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (a)(d)	6,318	6,340
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.126% 12/29/2032 (a)(d)	2,103	2,110
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(d)	2,541	2,550
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(d)	1,531	1,532
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(d)	4,087	4,114
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(d)	2,641	2,689
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (a)(d)	2,244	2,298
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (a)(d)	14,939	15,007
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (a)(d)	1,400	1,413
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (a)(d)	3,578	3,679
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A4, 4.58% 5/20/2031 (a)(d)	3,000	3,014
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031 (a)(d)	8,269	8,361
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(d)	2,769	2,792
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(d)	21,926	21,918
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(d)	13,496	12,661
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(d)	2,485	2,315
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(d)	2,286	2,349
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(d)	3,213	2,895
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(d)	5,214	5,280
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(d)	10,345	9,652
Sound Point CLO, Ltd., Series 2021-1, Class C1, (3-month USD CME Term SOFR + 2.562%) 6.843% 4/25/2034 (a)(c)(d)	2,000	2,008
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.768% 7/15/2034 (a)(c)(d)	1,000	1,004
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (a)(d)	10,161	10,223
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(d)	10,268	9,933
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.296% 4/15/2032 (a)(c)(d)	30,768	30,768
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 7.256% 4/15/2032 (a)(c)(d)	4,000	4,011
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (a)(c)(d)	11,071	11,071
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(d)	880	863
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(d)	2,247	2,153
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(d)	3,041	2,909
Stratus Static CLO, Ltd., Series 2025-1A, Class B, (3-month USD CME Term SOFR + 1.45%) 5.769% 7/15/2033 (a)(c)(d)	5,250	5,250
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(d)	4,084	4,070
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(d)	2,411	2,408
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (a)(d)	44,464	45,306
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (a)(d)	50,931	52,323
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(d)	5,743	5,549
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.689% 4/20/2036 (a)(c)(d)	29,500	29,565
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 9.769% 10/20/2036 (a)(c)(d)	2,000	2,009
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.769% 1/20/2037 (a)(c)(d)	3,000	3,020
Symphony CLO, Ltd., Series 2020-24, Class D, (3-month USD CME Term SOFR + 3.662%) 7.941% 1/23/2032 (a)(c)(d)	1,250	1,253
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	26,177	26,485
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (a)	9,501	9,656
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (a)	42,867	43,306
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(d)	12,036	11,343
TCW CLO, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 8.257% 8/16/2034 (a)(c)(d)	1,500	1,495
Teachers Insurance and Annuity Association of AME., CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.672% 1/16/2031 (a)(c)(d)	200	200
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(d)	8,810	8,453
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (a)(d)	3,544	3,491
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(d)	11,673	10,920
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(d)	1,646	1,546
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(d)	653	602
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(d)	22,813	21,305
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(d)	23,253	23,253

83	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033 (a)(d)	USD34,326	$34,484
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (a)(c)(d)	27,449	27,418
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (a)(d)	1,144	1,097
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(d)	4,459	4,013
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (a)(d)	636	643
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (a)(c)(d)	27,912	27,305
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)	39,268	40,095
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (a)	2,424	2,438
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (a)(d)	18,371	18,395
Trimaran Advisors CAVU, CLO, Series 2019-2, Class C, (3-month USD CME Term SOFR + 4.982%) 9.251% 11/26/2032 (a)(c)(d)	1,265	1,273
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032 (a)(c)(d)	11,407	11,409
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.969% 1/20/2032 (a)(c)(d)	14,000	14,015
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.652% 4/25/2033 (a)(c)(d)	3,052	3,056
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 6.282% 4/25/2033 (a)(c)(d)	6,000	6,024
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.882% 4/25/2033 (a)(c)(d)	3,000	3,013
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 10.459% 7/20/2036 (a)(c)(d)	1,500	1,502
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(d)	9,901	9,210
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(d)	10,118	9,252
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(d)	737	669
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(d)	7,971	7,979
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(d)	10,001	10,002
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(d)	12,573	12,587
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(d)	5,684	5,698
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.459% 1/20/2037 (a)(c)(d)	24,000	23,999
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.578% 9/7/2030 (a)(c)(d)	181	181
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.601% 7/18/2031 (a)(c)(d)	645	645
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.661% 4/20/2032 (a)(c)(d)	8,883	8,893
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (a)(d)	7,690	7,708
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(d)	3,346	3,403
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (a)(d)	2,400	2,471
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(d)	205	212
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(d)	1,873	1,896
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,985	8,003
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (a)	4,708	4,719
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (a)(d)	15,536	15,812
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2034 (a)(c)(d)	2,391	2,395
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 5.319% 4/20/2037 (a)(c)(d)	14,801	14,686
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (a)(d)	9,567	9,577
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 4.29% 10/16/2028 (a)(d)	2,414	2,420
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.456% 10/15/2031 (a)(c)(d)	18,556	18,559
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.056% 10/15/2031 (a)(c)(d)	8,695	8,717
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 6.606% 10/15/2031 (a)(c)(d)	3,000	3,014
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027 (a)(d)	308	308
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(d)	3,306	3,325
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (a)(d)	3,075	3,122
Wellfleet CLO, Ltd., Series 2018-2A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.119% 10/20/2031 (a)(c)(d)	4,862	4,876
Wellfleet CLO, Ltd., Series 2019-XA, Class A2R2, (3-month USD CME Term SOFR + 1.75%) 6.019% 7/20/2032 (a)(c)(d)	15,500	15,524
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026 (a)(d)	1,260	1,257
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027 (a)(d)	1,530	1,532
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (a)(d)	4,218	4,207
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (a)(d)	4,920	4,930
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(d)	10,094	10,116
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (a)(d)	17,577	17,585
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(d)	3,231	3,248
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (a)(d)	4,522	4,546
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (a)(d)	1,175	1,175
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (a)(d)	886	886
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(d)	1,756	1,760
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028 (a)(d)	2,725	2,743
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (a)(d)	11,517	11,562

The Bond Fund of America	84

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (a)(d)	USD7,121	$7,156
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(d)	2,059	2,072
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(d)	13,431	13,507
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(d)	15,698	15,927
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (a)(d)	4,024	4,115
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(d)	8,365	8,455
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(d)	8,740	8,962
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(d)	31,056	31,703
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (a)(d)	20,412	20,520
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (a)(d)	7,827	7,908
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (a)(d)	20,300	20,603
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (a)(d)	31,100	31,327
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (a)(d)	7,064	7,200
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (a)(d)	5,362	5,405
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (a)(d)	1,754	1,779
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(d)	1,139	1,157
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(d)	894	898
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (a)(d)	20,638	20,846
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(d)	34,650	34,858
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(d)	25,667	25,805
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.469% 10/20/2030 (a)(c)(d)	6,171	6,171
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.069% 10/20/2030 (a)(c)(d)	22,000	22,026
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 6.506% 1/15/2035 (a)(c)(d)	2,000	2,005
Wind River CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.35%) 5.619% 7/20/2035 (a)(c)(d)	5,000	5,001
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(d)	4,046	4,051
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(d)	721	729
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (a)	8,090	8,269
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (a)	28,109	28,335
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	1,913	1,922
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029 (a)	15,040	15,107
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)	3,956	3,966
		7,171,024
Bonds & notes of governments & government agencies outside the U.S. 1.40%
Colombia (Republic of) 7.50% 2/2/2034	19,343	19,281
Colombia (Republic of) 8.00% 11/14/2035	36,137	36,382
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	86,743
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	72,331
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	225,019
Greece (Hellenic Republic of) 3.625% 6/15/2035	71,000	85,963
Greece (Hellenic Republic of) 4.375% 7/18/2038	15,840	20,112
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,898
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	5,495
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD1,500	1,402
Japan 3.10% 3/20/2065	JPY16,818,400	117,119
Japan, Series 86, 2.40% 3/20/2055	16,288,800	103,901
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD32,500	21,354
New South Wales Treasury Corp. 4.25% 2/20/2036	32,375	20,110
New South Wales Treasury Corp. 5.25% 2/24/2038	16,051	10,632
Norway (Kingdom of) 3.75% 6/12/2035	NOK245,000	24,200
Panama (Republic of) 3.75% 4/17/2026	USD10,772	10,643
Panama (Republic of) 2.252% 9/29/2032	13,462	10,308
Peru (Republic of) 2.783% 1/23/2031	29,245	26,266
Peru (Republic of) 5.875% 8/8/2054	4,250	4,109
Peru (Republic of) 2.78% 12/1/2060	12,750	6,882
PETRONAS Capital, Ltd. 2.48% 1/28/2032	3,000	2,616
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (d)	3,695	3,133
Romania 6.625% 2/17/2028	15,000	15,523
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (d)	11,565	11,761
United Mexican States 4.40% 2/12/2052	229	161
United Mexican States 6.00% 5/13/2030	13,790	14,286
United Mexican States 4.75% 4/27/2032	12,760	12,153
United Mexican States 5.85% 7/2/2032	20,000	20,265

85	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 4.875% 5/19/2033	USD20,788	$19,659
United Mexican States 3.50% 2/12/2034	75,212	63,310
United Mexican States 6.35% 2/9/2035	253	259
United Mexican States 6.00% 5/7/2036	133,950	132,530
United Mexican States 6.875% 5/13/2037	46,000	48,090
United Mexican States 6.625% 1/29/2038	22,425	22,795
United Mexican States 5.00% 4/27/2051	5,100	3,968
United Mexican States 6.338% 5/4/2053	4,895	4,504
United Mexican States 7.375% 5/13/2055	25,110	25,982
United Mexican States 3.75% 4/19/2071	465	265
		1,316,410
Municipals 0.51%
Arkansas 0.03%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (d)	26,060	25,098

California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,245	1,944

Illinois 0.36%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	14,400	14,194
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	53,806
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,410
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	13,760	13,523
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	245,182	246,125
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,404	4,629
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	85	85
		337,772

Massachusetts 0.04%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	36,500	37,542
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	95	95
		37,637

Michigan 0.00%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	1,545	1,541

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	740	739
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	215	215
		954

Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	30	30

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	440	439

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	3,630	3,836

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,550	21,004

The Bond Fund of America	86

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Puerto Rico 0.01%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	USD20,714	$12,765

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	130	130

Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	290	289
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	520	519
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	715	715
		1,523

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	6,730	4,598

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA insured, 4.00% 1/1/2045	375	375

Wisconsin 0.03%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	160	160
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,130	27,512
		27,672
Total municipals		477,318
Federal agency bonds & notes 0.03%
Korea Electric Power Corp. 4.875% 1/31/2027	3,000	3,027
Korea Electric Power Corp. 4.00% 6/14/2027	3,931	3,919
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	4,640	4,696
Korea Electric Power Corp. 5.125% 4/23/2034	3,000	3,071
Korea Gas Corp. 5.00% 7/8/2029 (d)	1,011	1,038
Korea National Oil Corp. 2.125% 4/18/2027	2,069	1,991
Korea National Oil Corp. 4.625% 3/31/2028 (d)	5,000	5,039
Korea National Oil Corp. 4.75% 3/31/2030 (d)	7,810	7,948
Korea National Oil Corp. 2.625% 4/18/2032	3,000	2,630
		33,359
Total bonds, notes & other debt instruments (cost: $91,442,687,000)		91,012,291
Common stocks 0.03%	Shares
Health care 0.03%
Rotech Healthcare, Inc. (g)(k)(o)	342,069	25,754

Energy 0.00%
Constellation Oil Services Holding SA (NDR) (o)	1,442,844	644
New Fortress Energy, Inc., Class A (o)	136,998	455
		1,099

Consumer discretionary 0.00%
MYT Holding Co., Class B (o)	521,407	176
NMG Parent, LLC (g)(o)	3,867	—
		176

87	The Bond Fund of America

Common stocks (continued)		Shares	Value (000)
Communication services 0.00%
DSG TopCo, Inc. (o)		4,713	$72
Total common stocks (cost: $14,891,000)			27,101
Preferred securities 0.00%
Financials 0.00%
CoBank, ACB, Class E, 5.652% perpetual noncumulative preferred shares (c)(d)		6,250	5,062
Total preferred securities (cost: $5,820,000)			5,062
Short-term securities 7.50%
Money market investments 7.48%
Capital Group Central Cash Fund 4.35% (p)(q)		70,318,277	7,031,828
	Coupon rate	Principal amount (000)
Interest bearing bills & notes 0.02%
Pacific Gas and Electric Co. (USD-SOFR Index + 0.95%) 9/4/2025 (c)	0.000%	USD20,000	19,991
Total short-term securities (cost: $7,051,172,000)			7,051,819
Total investment securities 104.29% (cost: $98,514,570,000)			98,096,273
Other assets less liabilities (4.29)%			(4,037,554)
Net assets 100.00%			$94,058,719
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	3,529	9/2/2025	USD1,407,595	$(96)
3 Month SOFR Futures	Long	30,422	9/17/2025	7,275,802	(1,058)
3 Month SOFR Futures	Short	64,699	3/18/2026	(15,581,137)	(24,686)
2 Year U.S. Treasury Note Futures	Long	57,767	10/3/2025	12,016,890	28,670
5 Year U.S. Treasury Note Futures	Long	114,330	10/3/2025	12,461,970	126,044
10 Year Euro-Bund Futures	Short	3,798	9/10/2025	(582,272)	3,017
10 Year Australian Treasury Bond Futures	Short	769	9/15/2025	(58,011)	(642)
10 Year Japanese Government Bond Futures	Short	643	9/22/2025	(620,741)	(2,106)
10 Year U.S. Treasury Note Futures	Long	37,244	9/30/2025	4,175,984	75,441
10 Year Ultra U.S. Treasury Note Futures	Long	7,653	9/30/2025	874,475	16,189
10 Year UK Gilt Futures	Long	181	9/30/2025	23,113	394
20 Year U.S. Treasury Bond Futures	Long	13,377	9/30/2025	1,544,625	55,704
30 Year Ultra U.S. Treasury Bond Futures	Long	21,341	9/30/2025	2,542,247	88,122
					$364,993
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	14,004	USD	16,429	HSBC Bank	7/1/2025	$68
USD	15,869	EUR	14,004	BNP Paribas	7/1/2025	(629)
USD	460,130	EUR	400,181	HSBC Bank	7/10/2025	(11,586)

The Bond Fund of America	88

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
BRL	206,028	USD	35,965	Citibank	7/14/2025	$1,821
EUR	43,538	USD	49,891	Standard Chartered Bank	7/14/2025	1,445
USD	24,162	NOK	243,468	Citibank	7/14/2025	5
USD	6,916	EUR	6,035	Standard Chartered Bank	7/14/2025	(200)
USD	72,081	AUD	110,023	Citibank	7/14/2025	(349)
USD	21,622	EUR	18,809	BNP Paribas	7/14/2025	(556)
USD	5,996	MXN	114,847	Citibank	7/15/2025	(114)
USD	37,812	EUR	33,071	BNP Paribas	7/15/2025	(1,184)
JPY	12,195,887	USD	84,509	Goldman Sachs	7/16/2025	344
JPY	871,136	USD	6,037	Goldman Sachs	7/16/2025	24
USD	29,115	EUR	25,312	Bank of America	7/16/2025	(735)
USD	254,197	JPY	36,671,875	Morgan Stanley	7/16/2025	(948)
USD	137,873	EUR	120,439	Citibank	7/16/2025	(4,159)
JPY	31,289,200	EUR	188,480	JPMorgan Chase	7/16/2025	(4,576)
USD	14,655	GBP	10,829	UBS AG	7/18/2025	(212)
USD	78,175	EUR	67,173	Morgan Stanley	7/25/2025	(1,095)
USD	5,916	MXN	112,740	Morgan Stanley	7/28/2025	(73)
USD	102,236	JPY	14,837,827	UBS AG	7/28/2025	(1,155)
USD	16,473	EUR	14,004	HSBC Bank	8/11/2025	(71)
						$(23,935)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD58,288	$(49)	$—	$(49)
4.4555%	Annual	SOFR	Annual	12/6/2025	413,579	292	—	292
3.948%	Annual	SOFR	Annual	11/6/2026	44,000	143	—	143
SOFR	Annual	3.848%	Annual	11/15/2026	39,000	(97)	—	(97)
SOFR	Annual	3.8045%	Annual	12/15/2026	52,000	(128)	—	(128)
SOFR	Annual	3.39981%	Annual	3/31/2027	745,100	1,783	—	1,783
SOFR	Annual	3.62%	Annual	6/30/2027	348,559	(1,394)	—	(1,394)
3.998%	Annual	SOFR	Annual	12/4/2028	172,951	3,324	—	3,324
SOFR	Annual	3.3125%	Annual	10/7/2029	96,314	358	—	358
SOFR	Annual	3.4445%	Annual	10/7/2029	48,599	(94)	—	(94)
SOFR	Annual	3.4805%	Annual	10/7/2029	48,599	(143)	—	(143)
SOFR	Annual	3.552%	Annual	10/7/2029	31,800	(183)	—	(183)
SOFR	Annual	3.455%	Annual	10/7/2029	97,198	(187)	—	(187)
SOFR	Annual	3.543%	Annual	10/7/2029	48,599	(263)	—	(263)
SOFR	Annual	3.551%	Annual	10/7/2029	97,198	(556)	—	(556)
SOFR	Annual	3.917%	Annual	11/8/2029	27,695	(566)	—	(566)
SOFR	Annual	3.909%	Annual	11/8/2029	55,000	(1,107)	—	(1,107)
SOFR	Annual	3.901%	Annual	11/8/2029	166,000	(3,289)	—	(3,289)
SOFR	Annual	3.9195%	Annual	11/15/2029	66,530	(1,372)	—	(1,372)
SOFR	Annual	3.763%	Annual	12/12/2029	95,760	(1,381)	—	(1,381)
SOFR	Annual	3.797%	Annual	3/31/2030	23,036	(378)	—	(378)
SOFR	Annual	3.794%	Annual	3/31/2030	44,024	(717)	—	(717)
SOFR	Annual	3.796%	Annual	3/31/2030	44,024	(720)	—	(720)
SOFR	Annual	3.7815%	Annual	3/31/2030	87,062	(1,370)	—	(1,370)
SOFR	Annual	3.6065%	Annual	5/12/2030	84,730	(690)	—	(690)
SOFR	Annual	3.762%	Annual	4/30/2032	222,337	(3,513)	—	(3,513)
SOFR	Annual	4.1615%	Annual	5/15/2033	8,600	(342)	—	(342)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(724)	—	(724)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	790	—	790

89	The Bond Fund of America

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6038%	Annual	1/8/2034	USD119,375	$123	$—	$123
SOFR	Annual	3.871%	Annual	3/4/2034	210,000	(3,840)	—	(3,840)
SOFR	Annual	3.8365%	Annual	3/6/2034	14,080	(221)	—	(221)
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	24,861	—	24,861
						$8,350	$—	$8,350
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,336,880	$13,412	$—	$13,412
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	717,995	6,280	—	6,280
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	159,297	1,587	—	1,587
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	650,550	1,076	—	1,076
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	452,415	544	—	544
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	618,600	192	—	192
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,200	78	—	78
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	295,990	(41)	—	(41)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,400	(46)	—	(46)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	203,200	(990)	—	(990)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,264	(1,397)	—	(1,397)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	311,195	(1,418)	—	(1,418)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,300	(1,535)	—	(1,535)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	618,520	(2,818)	—	(2,818)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	617,700	(2,868)	—	(2,868)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	609,690	(3,035)	—	(3,035)
							$9,021	$—	$9,021
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD62,700	$(1,386)	$(1,260)	$(126)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	681,000	(51,115)	(31,264)	(19,851)
					$(52,501)	$(32,524)	$(19,977)
Investments in affiliates (q)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 7.48%
Money market investments 7.48%
Capital Group Central Cash Fund 4.35% (p)	$5,862,512	$16,736,042	$15,565,620	$(798)	$(308)	$7,031,828	$161,790

The Bond Fund of America	90

Restricted securities

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (g)(o)	9/26/2013	$12,646	$25,754	0.03%
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.574% 4/26/2031 (a)(c)	9/5/2024	11,178	11,168	0.01
Modec Finance BV 7.84% 7/15/2026 (g)	7/28/2023	5,000	5,058	0.01
STE TransCore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,936	2,961	0.00 (r)
Total		$31,760	$44,941	0.05%

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,429,787,000, which represented 16.40% of the net assets of the fund.

(e)	Represents securities transacted on a TBA basis.
(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $149,949,000, which represented 0.16% of the net assets of the fund.

(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)	Scheduled interest and/or principal payment was not received.
(k)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $44,941,000, which represented 0.05% of the net assets of the fund.

(l)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $636,197,000, which represented 0.68% of the net assets of the fund.
(n)	Index-linked bond whose principal amount moves with a government price index.
(o)	Security did not produce income during the last 12 months.
(p)	Rate represents the seven-day yield at 6/30/2025.
(q)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(r)	Amount less than 0.01%.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NDR = Norwegian Depositary Receipts
NOK = Norwegian kroner
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

91	The Bond Fund of America

Financial statements
Statement of assets and liabilities at June 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $91,483,398)	$91,064,445
Affiliated issuers (cost: $7,031,172)	7,031,828	$98,096,273
Cash		32,242
Cash denominated in currencies other than U.S. dollars (cost: $3,114)		3,132
Unrealized appreciation on open forward currency contracts		3,707
Bilateral swaps, at value		23,169
Receivables for:
Sales of investments	11,219,543
Sales of fund’s shares	143,428
Dividends and interest	749,598
Variation margin on futures contracts	78,616
Variation margin on centrally cleared swap contracts	1,448
Other	751	12,193,384
		110,351,907
Liabilities:
Unrealized depreciation on open forward currency contracts		27,642
Bilateral swaps, at value		14,148
Payables for:
Purchases of investments	16,083,507
Repurchases of fund’s shares	119,688
Dividends on fund’s shares	7,886
Investment advisory services	15,162
Services provided by related parties	10,828
Trustees’ deferred compensation	925
Variation margin on futures contracts	4,022
Variation margin on centrally cleared swap contracts	9,119
Other	261	16,251,398
Net assets at June 30, 2025		$94,058,719
Net assets consist of:
Capital paid in on shares of beneficial interest		$105,475,432
Total distributable earnings (accumulated loss)		(11,416,713)
Net assets at June 30, 2025		$94,058,719

Refer to the notes to financial statements.

The Bond Fund of America	92

Financial statements (continued)
Statement of assets and liabilities at June 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (8,280,094 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$26,583,830	2,340,204	$11.36
Class C	382,806	33,699	11.36
Class T	9	1	11.36
Class F-1	700,066	61,628	11.36
Class F-2	31,663,549	2,787,378	11.36
Class F-3	11,231,094	988,686	11.36
Class 529-A	1,263,382	111,217	11.36
Class 529-C	36,455	3,209	11.36
Class 529-E	30,161	2,655	11.36
Class 529-T	12	1	11.36
Class 529-F-1	10	1	11.36
Class 529-F-2	223,201	19,649	11.36
Class 529-F-3	11	1	11.36
Class R-1	52,314	4,605	11.36
Class R-2	295,522	26,015	11.36
Class R-2E	38,855	3,420	11.36
Class R-3	524,725	46,192	11.36
Class R-4	523,559	46,089	11.36
Class R-5E	213,194	18,768	11.36
Class R-5	330,359	29,082	11.36
Class R-6	19,965,605	1,757,594	11.36

Refer to the notes to financial statements.

93	The Bond Fund of America

Financial statements (continued)
Statement of operations for the six months ended June 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $59)	$2,096,839
Dividends (includes $161,790 from affiliates)	161,959	$2,258,798
Fees and expenses*:
Investment advisory services	94,390
Distribution services	40,299
Transfer agent services	35,976
Administrative services	13,699
529 plan services	402
Reports to shareholders	1,372
Registration statement and prospectus	2,548
Trustees’ compensation	105
Auditing and legal	33
Custodian	193
Other	87
Total fees and expenses before waivers and/or reimbursements	189,104
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	8,130
Total fees and expenses after waivers and/or reimbursements		180,974
Net investment income		2,077,824
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(404,384)
Affiliated issuers	(798)
Futures contracts	(315,712)
Forward currency contracts	(83,612)
Swap contracts	44,320
Currency transactions	149	(760,037)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,859,161
Affiliated issuers	(308)
Futures contracts	664,420
Forward currency contracts	(47,753)
Swap contracts	30,568
Currency translations	1,506	2,507,594
Net realized gain (loss) and unrealized appreciation (depreciation)		1,747,557
Net increase (decrease) in net assets resulting from operations		$3,825,381
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

The Bond Fund of America	94

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2025*	2024

Operations:
Net investment income	$2,077,824	$3,879,428
Net realized gain (loss)	(760,037)	(1,046,233)
Net unrealized appreciation (depreciation)	2,507,594	(1,727,965)
Net increase (decrease) in net assets resulting from operations	3,825,381	1,105,230
Distributions paid or accrued to shareholders	(2,024,349)	(3,810,366)
Net capital share transactions	1,508,832	12,809,770
Total increase (decrease) in net assets	3,309,864	10,104,634
Net assets:
Beginning of period	90,748,855	80,644,221
End of period	$94,058,719	$90,748,855
*
Unaudited.
Refer to the notes to financial statements.

95	The Bond Fund of America

Notes to financial statementsunaudited
1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

The Bond Fund of America	96

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

97	The Bond Fund of America

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

The Bond Fund of America	98

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$30,652,329	$8,992	$30,661,321
Corporate bonds, notes & loans	—	28,688,357	72,318	28,760,675
U.S. Treasury bonds & notes	—	22,592,184	—	22,592,184
Asset-backed obligations	—	7,171,024	—	7,171,024
Bonds & notes of governments & government agencies outside the U.S.	—	1,316,410	—	1,316,410
Municipals	—	477,318	—	477,318
Federal agency bonds & notes	—	33,359	—	33,359
Common stocks	1,099	248	25,754	27,101
Preferred securities	—	5,062	—	5,062
Short-term securities	7,031,828	19,991	—	7,051,819
Total	$7,032,927	$90,956,282	$107,064	$98,096,273

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$393,581	$—	$—	$393,581
Unrealized appreciation on open forward currency contracts	—	3,707	—	3,707
Unrealized appreciation on centrally cleared interest rate swaps	—	31,674	—	31,674
Unrealized appreciation on bilateral interest rate swaps	—	23,169	—	23,169
Liabilities:
Unrealized depreciation on futures contracts	(28,588)	—	—	(28,588)
Unrealized depreciation on open forward currency contracts	—	(27,642)	—	(27,642)
Unrealized depreciation on centrally cleared interest rate swaps	—	(23,324)	—	(23,324)
Unrealized depreciation on bilateral interest rate swaps	—	(14,148)	—	(14,148)
Unrealized depreciation on centrally cleared credit default swaps	—	(19,977)	—	(19,977)
Total	$364,993	$(26,541)	$—	$338,452
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating

99	The Bond Fund of America

to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market

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developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale

101	The Bond Fund of America

transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $46,118,122,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,134,028,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

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On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $6,819,306,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $1,021,006,000.

103	The Bond Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$393,581	Unrealized depreciation*	$28,588
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,707	Unrealized depreciation on open forward currency contracts	27,642
Swap (centrally cleared)	Interest	Unrealized appreciation*	31,674	Unrealized depreciation*	23,324
Swap (bilateral)	Interest	Bilateral swaps, at value	23,169	Bilateral swaps, at value	14,148
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	19,977
			$452,131		$113,679

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(315,712)	Net unrealized appreciation (depreciation) on futures contracts	$664,420
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(83,612)	Net unrealized appreciation (depreciation) on forward currency contracts	(47,753)
Swap	Interest	Net realized gain (loss) on swap contracts	31,150	Net unrealized appreciation (depreciation) on swap contracts	52,995
Swap	Credit	Net realized gain (loss) on swap contracts	13,170	Net unrealized appreciation (depreciation) on swap contracts	(22,427)
			$(355,004)		$647,235
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

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The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1,587	$ (776)	$ —	$ —	$811
Barclays Bank PLC	7,016	(4,286)	—	—	2,730
BNP Paribas	1,076	(1,076)	—	—	—
Citibank	1,826	(1,826)	—	—	—
Goldman Sachs	13,858	(3,967)	—	—	9,891
HSBC Bank	68	(68)	—	—	—
Standard Chartered Bank	1,445	(200)	—	(941)	304
Total	$26,876	$ (12,199)	$ —	$ (941)	$13,736
Liabilities:
Bank of America	$776	$ (776)	$ —	$ —	$ —
Barclays Bank PLC	4,286	(4,286)	—	—	—
BNP Paribas	8,223	(1,076)	(7,147)	—	—
Citibank	4,622	(1,826)	(1,759)	—	1,037
Goldman Sachs	3,967	(3,967)	—	—	—
HSBC Bank	11,657	(68)	(8,607)	—	2,982
JPMorgan Chase	4,576	—	(4,155)	—	421
Morgan Stanley	2,116	—	(384)	—	1,732
Standard Chartered Bank	200	(200)	—	—	—
UBS AG	1,367	—	(689)	—	678
Total	$41,790	$ (12,199)	$ (22,741)	$ —	$6,850
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

105	The Bond Fund of America

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$265,491
Capital loss carryforward[1]	(11,099,989)
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$1,585,532
Gross unrealized depreciation on investments	(1,724,410)
Net unrealized appreciation (depreciation) on investments	(138,878)
Cost of investments	98,606,127
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended June 30,	Year ended December 31,
Share class	2025[2]	2024
Class A	$551,004	$1,083,114
Class C	6,716	14,251
Class T	— [3]	— [3]
Class F-1	14,209	29,167
Class F-2	691,128	1,265,289
Class F-3	250,572	467,434
Class 529-A	25,638	50,483
Class 529-C	611	1,305
Class 529-E	588	1,264
Class 529-T	— [3]	1
Class 529-F-1	— [3]	— [3]
Class 529-F-2	4,704	8,231
Class 529-F-3	— [3]	— [3]
Class R-1	907	1,766
Class R-2	5,117	10,649
Class R-2E	712	1,375
Class R-3	10,047	20,290
Class R-4	10,756	21,620
Class R-5E	4,776	8,694
Class R-5	7,306	14,180
Class R-6	439,558	811,253
Total	$2,024,349	$3,810,366
2
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2025.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. During the six months ended June 30, 2025, CRMC waived investment advisory services fees of $8,130,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $94,390,000 were reduced to $86,260,000, both of which were equivalent to an annualized rate of 0.189% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2025, unreimbursed expenses subject to reimbursement totaled $11,420,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2025, the 529 plan services fees were $402,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

107	The Bond Fund of America

For the six months ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$32,517	$14,898	$3,902	Not applicable
Class C	1,924	220	58	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	839	560	102	Not applicable
Class F-2	Not applicable	17,932	4,624	Not applicable
Class F-3	Not applicable	70	1,634	Not applicable
Class 529-A	1,405	662	183	$328
Class 529-C	176	19	5	10
Class 529-E	72	7	4	8
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	54	31	56
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	258	25	8	Not applicable
Class R-2	1,093	501	44	Not applicable
Class R-2E	112	38	6	Not applicable
Class R-3	1,271	377	76	Not applicable
Class R-4	632	243	76	Not applicable
Class R-5E	Not applicable	162	32	Not applicable
Class R-5	Not applicable	85	48	Not applicable
Class R-6	Not applicable	123	2,866	Not applicable

Total class-specific expenses	$40,299	$35,976	$13,699	$402
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $105,000 in the fund’s statement of operations reflects $83,000 in current fees (either paid in cash or deferred) and a net increase of $22,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.

The Bond Fund of America	108

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class A	$1,700,428	151,442	$545,248	48,288	$(2,216,523)	(197,502)	$29,153	2,228
Class C	38,389	3,417	6,635	588	(66,496)	(5,932)	(21,472)	(1,927)
Class T	—	—	—	—	—	—	—	—
Class F-1	64,517	5,751	13,798	1,222	(89,201)	(7,945)	(10,886)	(972)
Class F-2	3,822,708	340,480	671,306	59,451	(4,222,187)	(376,091)	271,827	23,840
Class F-3	1,607,989	143,422	249,435	22,089	(1,542,452)	(137,381)	314,972	28,130
Class 529-A	109,619	9,762	25,575	2,265	(115,853)	(10,344)	19,341	1,683
Class 529-C	6,492	578	610	54	(8,017)	(717)	(915)	(85)
Class 529-E	2,741	244	584	52	(3,553)	(318)	(228)	(22)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	34,498	3,073	4,687	415	(19,260)	(1,719)	19,925	1,769
Class 529-F-3	1	— †	— †	— †	—	—	1	— †
Class R-1	5,352	476	907	80	(6,362)	(566)	(103)	(10)
Class R-2	28,246	2,515	5,076	449	(44,026)	(3,923)	(10,704)	(959)
Class R-2E	6,212	551	707	62	(5,440)	(483)	1,479	130
Class R-3	64,194	5,711	9,983	884	(67,545)	(6,013)	6,632	582
Class R-4	81,893	7,284	10,667	945	(87,650)	(7,814)	4,910	415
Class R-5E	41,586	3,700	4,755	422	(42,816)	(3,802)	3,525	320
Class R-5	36,199	3,227	7,276	644	(34,570)	(3,079)	8,905	792
Class R-6	1,782,231	159,294	438,409	38,825	(1,348,170)	(119,905)	872,470	78,214
Total net increase (decrease)	$9,433,295	840,927	$1,995,658	176,735	$(9,920,121)	(883,534)	$1,508,832	134,128
Refer to the end of the table(s) for footnote(s).

109	The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$4,670,093	412,317	$1,071,086	94,909	$(4,090,318)	(362,149)	$1,650,861	145,077
Class C	109,221	9,636	14,065	1,247	(143,333)	(12,694)	(20,047)	(1,811)
Class T	—	—	—	—	—	—	—	—
Class F-1	147,762	12,980	28,390	2,516	(171,505)	(15,196)	4,647	300
Class F-2	12,570,454	1,109,081	1,229,868	108,967	(7,429,563)	(658,762)	6,370,759	559,286
Class F-3	3,636,712	321,455	464,994	41,202	(2,458,272)	(217,965)	1,643,434	144,692
Class 529-A	272,444	24,075	50,341	4,461	(246,526)	(21,778)	76,259	6,758
Class 529-C	15,991	1,412	1,299	116	(19,170)	(1,693)	(1,880)	(165)
Class 529-E	5,637	498	1,258	112	(8,905)	(786)	(2,010)	(176)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	65,575	5,797	8,199	726	(37,070)	(3,277)	36,704	3,246
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	11,112	981	1,764	157	(10,091)	(894)	2,785	244
Class R-2	67,792	5,985	10,578	937	(80,817)	(7,147)	(2,447)	(225)
Class R-2E	11,492	1,013	1,371	122	(11,313)	(1,002)	1,550	133
Class R-3	121,986	10,774	20,117	1,782	(140,479)	(12,430)	1,624	126
Class R-4	157,358	13,916	21,483	1,903	(164,752)	(14,571)	14,089	1,248
Class R-5E	59,018	5,216	8,674	768	(39,068)	(3,460)	28,624	2,524
Class R-5	77,073	6,822	14,110	1,250	(68,908)	(6,120)	22,275	1,952
Class R-6	3,879,623	343,811	808,915	71,675	(1,705,995)	(150,725)	2,982,543	264,761
Total net increase (decrease)	$25,879,343	2,285,769	$3,756,512	332,850	$(16,826,085)	(1,490,649)	$12,809,770	1,127,970
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $95,236,088,000 and $95,590,813,000, respectively, during the six months ended June 30, 2025.

The Bond Fund of America	110

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2025[5,6]	$11.14	$.24	$.22	$.46	$(.24 )	$—	$(.24 )	$11.36	4.12%[7]	$26,584	.61%[8]	.59%[8]	4.35%[8]
12/31/2024	11.49	.49	(.36 )	.13	(.48 )	—	(.48 )	11.14	1.14	26,046.62		.60	4.31
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.70	25,199.62		.62	3.72
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.68)	24,087.58		.58	2.54
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.95 )	30,201.55		.55	1.36
12/31/2020	13.09	.22	1.18	1.40	(.26 )	(.44 )	(.70 )	13.79	10.71	29,570.57		.57	1.59
Class C:
6/30/2025[5,6]	11.14	.19	.22	.41	(.19 )	—	(.19 )	11.36	3.74 [7]	383	1.36 [8]	1.34 [8]	3.60 [8]
12/31/2024	11.49	.40	(.36 )	.04	(.39 )	—	(.39 )	11.14	.40	397	1.36	1.35	3.57
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.93	430	1.36	1.36	2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	487	1.33	1.33	1.78
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.68)	717	1.29	1.29	.60
12/31/2020	13.09	.11	1.18	1.29	(.15 )	(.44 )	(.59 )	13.79	9.90	848	1.31	1.31	.87
Class T:
6/30/2025[5,6]	11.14	.25	.22	.47	(.25 )	—	(.25 )	11.36	4.26 [7,9]	— [10]	.34 [8,9]	.32 [8,9]	4.62 [8,9]
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.41 [9]	— [10]	.34 [9]	.33 [9]	4.57 [9]
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03 [9]	— [10]	.29 [9]	.29 [9]	4.04 [9]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.47)[9]	— [10]	.33 [9]	.33 [9]	2.78 [9]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.74 )[9]	— [10]	.33 [9]	.33 [9]	1.55 [9]
12/31/2020	13.09	.25	1.18	1.43	(.29 )	(.44 )	(.73 )	13.79	10.98 [9]	— [10]	.34 [9]	.34 [9]	1.81 [9]
Class F-1:
6/30/2025[5,6]	11.14	.23	.22	.45	(.23 )	—	(.23 )	11.36	4.10 [7]	700	.66 [8]	.64 [8]	4.31 [8]
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.09	697.66		.65	4.26
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.67	716.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	796.61		.61	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,011.59		.59	1.30
12/31/2020	13.09	.21	1.18	1.39	(.25 )	(.44 )	(.69 )	13.79	10.68	1,315.60		.60	1.55
Class F-2:
6/30/2025[5,6]	11.14	.25	.22	.47	(.25 )	—	(.25 )	11.36	4.25 [7]	31,664	.36 [8]	.34 [8]	4.60 [8]
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	30,787.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.98	25,329.35		.35	4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.46)	19,982.33		.33	2.81
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.71 )	20,613.31		.31	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29 )	(.44 )	(.73 )	13.79	10.99	16,494.32		.32	1.81
Class F-3:
6/30/2025[5,6]	11.14	.26	.22	.48	(.26 )	—	(.26 )	11.36	4.31 [7]	11,231	.25 [8]	.23 [8]	4.72 [8]
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	10,701.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	9,375.24		.24	4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	7,866.22		.22	2.92
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	7,934.20		.20	1.72
12/31/2020	13.09	.27	1.18	1.45	(.31 )	(.44 )	(.75 )	13.79	11.10	4,465.21		.21	1.90
Class 529-A:
6/30/2025[5,6]	11.14	.23	.22	.45	(.23 )	—	(.23 )	11.36	4.11 [7]	1,263	.64 [8]	.62 [8]	4.32 [8]
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.10	1,220.65		.64	4.27
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.66	1,181.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	1,156.62		.62	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,473.59		.59	1.31
12/31/2020	13.09	.21	1.18	1.39	(.25 )	(.44 )	(.69 )	13.79	10.67	1,526.61		.61	1.54
Refer to the end of the table(s) for footnote(s).

111	The Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2025[5,6]	$11.14	$.19	$.22	$.41	$(.19 )	$—	$(.19 )	$11.36	3.72%[7]	$36	1.40%[8]	1.38%[8]	3.56%[8]
12/31/2024	11.49	.40	(.36 )	.04	(.39 )	—	(.39 )	11.14	.35	37	1.40	1.39	3.52
12/31/2023	11.38	.33	.10	.43	(.32 )	—	(.32 )	11.49	3.87	40	1.42	1.42	2.90
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21 )	(.02 )	(.23 )	11.38	(13.38)	45	1.38	1.38	1.72
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.73)	70	1.34	1.34	.56
12/31/2020	13.09	.11	1.18	1.29	(.15 )	(.44 )	(.59 )	13.79	9.85	89	1.36	1.36	.90
Class 529-E:
6/30/2025[5,6]	11.14	.22	.22	.44	(.22 )	—	(.22 )	11.36	4.01 [7]	30	.84 [8]	.82 [8]	4.13 [8]
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.91	30.84		.83	4.08
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.46	33.84		.84	3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28 )	(.02 )	(.30 )	11.38	(12.88)	34.81		.81	2.30
12/31/2021	13.79	.15	(.31 )	(.16 )	(.16 )	(.08 )	(.24 )	13.39	(1.19)	46.79		.79	1.11
12/31/2020	13.09	.18	1.18	1.36	(.22 )	(.44 )	(.66 )	13.79	10.46	53.80		.80	1.37
Class 529-T:
6/30/2025[5,6]	11.14	.25	.22	.47	(.25 )	—	(.25 )	11.36	4.22 [7,9]	— [10]	.41 [8,9]	.39 [8,9]	4.54 [8,9]
12/31/2024	11.49	.51	(.36 )	.15	(.50 )	—	(.50 )	11.14	1.33 [9]	— [10]	.42 [9]	.41 [9]	4.49 [9]
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.95 [9]	— [10]	.36 [9]	.36 [9]	3.97 [9]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.51)[9]	— [10]	.38 [9]	.38 [9]	2.74 [9]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.78 )[9]	— [10]	.37 [9]	.37 [9]	1.52 [9]
12/31/2020	13.09	.24	1.18	1.42	(.28 )	(.44 )	(.72 )	13.79	10.91 [9]	— [10]	.39 [9]	.39 [9]	1.77 [9]
Class 529-F-1:
6/30/2025[5,6]	11.14	.24	.22	.46	(.24 )	—	(.24 )	11.36	4.20 [7,9]	— [10]	.44 [8,9]	.43 [8,9]	4.50 [8,9]
12/31/2024	11.49	.50	(.36 )	.14	(.49 )	—	(.49 )	11.14	1.29 [9]	— [10]	.45 [9]	.44 [9]	4.46 [9]
12/31/2023	11.38	.44	.10	.54	(.43 )	—	(.43 )	11.49	4.87 [9]	— [10]	.44 [9]	.44 [9]	3.89 [9]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.53)[9]	— [10]	.40 [9]	.40 [9]	2.71 [9]
12/31/2021	13.79	.20	(.31 )	(.11 )	(.21 )	(.08 )	(.29 )	13.39	(.82 )[9]	— [10]	.41 [9]	.41 [9]	1.48 [9]
12/31/2020	13.09	.24	1.18	1.42	(.28 )	(.44 )	(.72 )	13.79	10.92 [9]	— [10]	.38 [9]	.38 [9]	1.87 [9]
Class 529-F-2:
6/30/2025[5,6]	11.14	.25	.22	.47	(.25 )	—	(.25 )	11.36	4.26 [7]	223	.35 [8]	.33 [8]	4.61 [8]
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	199.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	5.00	168.33		.32	4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.45)	147.32		.32	2.81
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.73 )	177.33		.33	1.58
12/31/2020[5,11]	14.00	.03	.24	.27	(.04 )	(.44 )	(.48 )	13.79	1.88 [7]	166	.06 [7]	.06 [7]	.24 [7]
Class 529-F-3:
6/30/2025[5,6]	11.14	.25	.22	.47	(.25 )	—	(.25 )	11.36	4.28 [7]	— [10]	.29 [8]	.28 [8]	4.65 [8]
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.45	— [10]	.29	.28	4.62
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03	— [10]	.29	.28	4.05
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.42)	— [10]	.27	.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.69 )	— [10]	.27	.27	1.62
12/31/2020[5,11]	14.00	.04	.23	.27	(.04 )	(.44 )	(.48 )	13.79	1.90 [7]	— [10]	.08 [7]	.04 [7]	.25 [7]
Class R-1:
6/30/2025[5,6]	11.14	.20	.22	.42	(.20 )	—	(.20 )	11.36	3.75 [7]	52	1.34 [8]	1.32 [8]	3.63 [8]
12/31/2024	11.49	.41	(.36 )	.05	(.40 )	—	(.40 )	11.14	.41	51	1.34	1.33	3.59
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.96	50	1.33	1.33	3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.31)	37	1.31	1.31	1.83
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	42	1.29	1.29	.62
12/31/2020	13.09	.11	1.18	1.29	(.15 )	(.44 )	(.59 )	13.79	9.88	39	1.33	1.33	.85
Refer to the end of the table(s) for footnote(s).

The Bond Fund of America	112

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2025[5,6]	$11.14	$.20	$.22	$.42	$(.20 )	$—	$(.20 )	$11.36	3.75%[7]	$296	1.34%[8]	1.32%[8]	3.63%[8]
12/31/2024	11.49	.41	(.36 )	.05	(.40 )	—	(.40 )	11.14	.42	300	1.33	1.32	3.59
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.95	313	1.33	1.33	3.00
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	319	1.33	1.33	1.79
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	409	1.30	1.30	.60
12/31/2020	13.09	.12	1.18	1.30	(.16 )	(.44 )	(.60 )	13.79	9.91	468	1.30	1.30	.87
Class R-2E:
6/30/2025[5,6]	11.14	.21	.22	.43	(.21 )	—	(.21 )	11.36	3.90 [7]	39	1.05 [8]	1.03 [8]	3.92 [8]
12/31/2024	11.49	.44	(.36 )	.08	(.43 )	—	(.43 )	11.14	.70	37	1.05	1.04	3.88
12/31/2023	11.38	.37	.10	.47	(.36 )	—	(.36 )	11.49	4.26	36	1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25 )	(.02 )	(.27 )	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31 )	(.19 )	(.13 )	(.08 )	(.21 )	13.39	(1.40)	44	1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20 )	(.44 )	(.64 )	13.79	10.22	46	1.02	1.02	1.14
Class R-3:
6/30/2025[5,6]	11.14	.22	.22	.44	(.22 )	—	(.22 )	11.36	3.98 [7]	525	.89 [8]	.88 [8]	4.07 [8]
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.86	508.89		.88	4.03
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.42	523.89		.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27 )	(.02 )	(.29 )	11.38	(12.93)	518.87		.87	2.25
12/31/2021	13.79	.14	(.31 )	(.17 )	(.15 )	(.08 )	(.23 )	13.39	(1.25)	673.85		.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22 )	(.44 )	(.66 )	13.79	10.40	743.86		.86	1.31
Class R-4:
6/30/2025[5,6]	11.14	.24	.22	.46	(.24 )	—	(.24 )	11.36	4.13 [7]	524	.59 [8]	.57 [8]	4.38 [8]
12/31/2024	11.49	.49	(.36 )	.13	(.48 )	—	(.48 )	11.14	1.16	509.59		.58	4.33
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.73	510.58		.58	3.76
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.67)	476.57		.57	2.55
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.94 )	588.54		.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26 )	(.44 )	(.70 )	13.79	10.73	688.55		.55	1.61
Class R-5E:
6/30/2025[5,6]	11.14	.25	.22	.47	(.25 )	—	(.25 )	11.36	4.23 [7]	213	.40 [8]	.38 [8]	4.57 [8]
12/31/2024	11.49	.51	(.36 )	.15	(.50 )	—	(.50 )	11.14	1.36	206.39		.38	4.53
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.94	183.39		.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.50)	150.37		.37	2.77
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.75 )	160.34		.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29 )	(.44 )	(.73 )	13.79	10.95	88.35		.35	1.78
Class R-5:
6/30/2025[5,6]	11.14	.25	.22	.47	(.25 )	—	(.25 )	11.36	4.28 [7]	330	.30 [8]	.28 [8]	4.67 [8]
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.46	315.30		.29	4.63
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.04	303.29		.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.40)	283.27		.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.65 )	373.25		.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30 )	(.44 )	(.74 )	13.79	11.06	192.26		.26	1.91
Class R-6:
6/30/2025[5,6]	11.14	.26	.22	.48	(.26 )	—	(.26 )	11.36	4.31 [7]	19,966	.25 [8]	.23 [8]	4.72 [8]
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	18,709.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	16,255.24		.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	14,744.22		.22	2.93
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	15,035.20		.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31 )	(.44 )	(.75 )	13.79	11.11	13,449.21		.21	1.95
Refer to the end of the table(s) for footnote(s).

113	The Bond Fund of America

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended June 30, 2025[5,6,7]	Year ended December 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	53%	69%	91%	74%	74%	113%
Including mortgage dollar roll transactions	135%	370%	466%	412%	368%	535%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

The Bond Fund of America	114

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

115	The Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Bond Fund of America	116

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

117	The Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 05, 2025